UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Balanced Fund

Semiannual Report for the Period Ended February 29, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	3

Portfolio of Investments	4

Statement of Assets and Liabilities	25

Statement of Operations	27

Statement of Changes in Net Assets	28

Financial Highlights	30

Notes to Financial Statements	37

Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Americans were dispirited in the fourth quarter of 2011 by Washington's inability to reach a plan for deficit reduction and Europe's piecemeal attempt to address its own fiscal issues. Yet, there was sufficient good news to encourage risk taking, buoying both stocks and bonds to solid gains.

U.S. economic data surprised on the upside and fears of recession abated. With the bar of expectations set low, investors responded positively to the announcement that the economy had expanded by 1.8% in the third quarter. Consumer confidence improved, even though consumers remain under pressure with no real increase in disposable income and a continued decline in household net worth. Headline inflation—which tracks a broad range of consumer expenditures, including food and energy—declined. Even manufacturing held its ground.

Against this backdrop, the U.S. equity markets logged solid returns. The S&P 500 Index gained 11.82%, moving into positive territory for the year with quarterly advances in all ten sectors. Mid- and small-cap stocks did even better. Value outperformed growth across all market capitalizations. Energy stocks led the market, as the price of oil moved above $100 a barrel in December. Industrials and materials stocks rose, buoyed by improving economic data. The U.S. fixed-income markets logged modest but solid returns. High-yield bonds were the best performers as the economy showed signs of improvement. Emerging market bonds were strong performers, as inflation came under control in key regions. Municipal bonds and Treasuries eked out only modest gains, as investors moved away from quality in favor of riskier assets.

While fourth quarter gains were encouraging, challenges still remain. Columbia Management, however, remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $326 billion under management as of December 31, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The strong line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of December 31, 2011, Columbia Management offers 52 funds rated either 4 or 5 stars by Morningstar.*

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

*All ratings are based on Class Z shares as of 12/31/2011. Out of 119 Class Z share Columbia funds rated by Morningstar, 7 funds received a 5-star Overall Rating and 45 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges/loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Balanced Fund

Average annual total return as of 02/29/12 (%)

Share Class	A*		B*		C*
Inception	11/01/02		11/01/02		10/13/03
Sales charge	without	with	without	with	without	with
6-month (cumulative)	9.60	3.30	9.18	4.18	9.22	8.22
1-year	4.85	–1.18	4.04	–0.96	4.04	3.04
5-year	5.57	4.33	4.77	4.43	4.77	4.77
10-year	5.51	4.88	4.71	4.71	4.73	4.73

Average annual total return as of 02/29/12 (%)

Share Class	R*	R4*	R5*	Z
Inception	09/27/10	03/07/11	03/07/11	10/01/91
Sales charge	without	without	without	without
6-month (cumulative)	9.51	9.68	9.79	9.74
1-year	4.58	4.89	5.14	5.06
5-year	5.29	5.57	5.83	5.81
10-year	5.26	5.54	5.80	5.79

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares in the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class R shares are sold at net asset value with a distribution (12b-1) fee. Class R4, Class R5 and Class Z shares are sold at net asset value with no distribution and service (12b-1) fees. Class R, Class R4, Class R5 and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investments in high-yield bonds (sometimes referred to as "junk" bonds) offer the potential for high current income and attractive total return, but involve certain risks. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

2The Barclays Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/29/12

+9.60%

Class A shares (without sales charge)

+13.31%

S&P 500 Index[1]

+2.73%

Barclays Aggregate Bond Index[2]

Net asset value per share

as of 02/29/12 ($)
Class A	27.47
Class B	27.41
Class C	27.41
Class R	27.46
Class R4	27.44
Class R5	27.43
Class Z	27.43

Distributions declared per share

09/01/11 – 02/29/12 ($)
Class A	1.01
Class B	0.91
Class C	0.91
Class R	0.98
Class R4	1.02
Class R5	1.05
Class Z	1.04

Performance Information (continued) – Columbia Balanced Fund

Asset Allocation & Portfolio
Breakdown1

(at February 29, 2012)
Stocks	61.3%
Consumer Discretionary	5.6
Consumer Staples	6.3
Energy	7.3
Financials	8.7
Health Care	7.2
Industrials	6.5
Information Technology	17.1
Materials	1.9
Telecommunication Services	0.5
Utilities	0.2
Bonds	32.4%
Corporate Bonds & Notes	11.2
Residential Mortgage-Backed Securities—Agency	7.3
Residential Mortgage-Backed Securities—Non-Agency	0.1
Commercial Mortgage-Backed Securities—Agency	2.5
Commercial Mortgage-Backed Securities—Non-Agency	2.6
Asset-Backed Securities— Non-Agency	0.7
Inflation-Indexed Bonds	0.2
U.S. Treasury Obligations	1.8
U.S. Government & Agency Obligations	5.1
Foreign Government Obligations	0.8
Municipal Bonds	0.1
Senior Loans	0.0	%*
Consumer Discretionary	0.0	*
Financials	0.0	*
Warrants	0.0	%*
Other[2]	6.3%

*Rounds to less than 0.1%.

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

2Includes investments in affiliated money market fund.

Top Ten Holdings1

(at February 29, 2012)
Apple, Inc.	4.0%
Federal Home Loan Mortgage Corp.	2.8
Google, Inc., Class A	2.1
eBay, Inc.	2.1
JPMorgan Chase & Co.	1.9
Exxon Mobil Corp.	1.8
General Electric Co.	1.7
Philip Morris International, Inc.	1.7
Chevron Corp.	1.6
Tyco International Ltd.	1.5

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and affiliated money market fund).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any securities.

Understanding Your Expenses – Columbia Balanced Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2011 – February 29, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,096.00	1,019.49	5.63	5.42	1.08
Class B	1,000.00	1,000.00	1,091.80	1,015.61	9.67	9.32	1.86
Class C	1,000.00	1,000.00	1,092.20	1,015.66	9.62	9.27	1.85
Class R	1,000.00	1,000.00	1,095.10	1,018.25	6.93	6.67	1.33
Class R4	1,000.00	1,000.00	1,096.80	1,019.69	5.42	5.22	1.04
Class R5	1,000.00	1,000.00	1,097.90	1,020.93	4.12	3.97	0.79
Class Z	1,000.00	1,000.00	1,097.40	1,020.59	4.48	4.32	0.86

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

Portfolio of Investments – Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 64.1%
CONSUMER DISCRETIONARY 5.9%
Auto Components 1.9%
Delphi Automotive PLC (a)	239,590	$7,666,880
Johnson Controls, Inc. (b)	415,649	13,562,627
Total		21,229,507
Hotels, Restaurants & Leisure 0.2%
Ctrip.com International Ltd., ADR (a)	67,763	1,854,673
Household Durables 0.3%
Newell Rubbermaid, Inc.	197,715	3,618,185
Media 2.8%
Comcast Corp., Class A	485,889	14,275,419
Discovery Communications, Inc., Class A (a)	142,531	6,649,071
Viacom, Inc., Class B	237,891	11,328,369
Total		32,252,859
Specialty Retail 0.7%
Home Depot, Inc. (The)	172,553	8,208,346
TOTAL CONSUMER DISCRETIONARY		67,163,570
CONSUMER STAPLES 6.6%
Beverages 1.6%
Diageo PLC, ADR (b)	70,231	6,711,274
PepsiCo, Inc.	179,754	11,313,717
Total		18,024,991
Food & Staples Retailing 1.1%
CVS Caremark Corp.	289,266	13,045,897
Food Products 0.9%
Kraft Foods, Inc., Class A	261,182	9,943,199
Household Products 1.1%
Procter & Gamble Co. (The)	188,388	12,719,958
Personal Products 0.2%
Herbalife Ltd.	38,539	2,551,667
Tobacco 1.7%
Philip Morris International, Inc.	228,906	19,118,229
TOTAL CONSUMER STAPLES		75,403,941
ENERGY 7.6%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	148,519	7,467,536
National Oilwell Varco, Inc.	83,444	6,886,633
Weatherford International Ltd. (a)	439,742	7,027,077
Total		21,381,246
Oil, Gas & Consumable Fuels 5.7%
Apache Corp.	71,015	7,664,649
Chevron Corp.	168,678	18,406,143
ConocoPhillips	154,717	11,843,586
Devon Energy Corp.	101,919	7,471,682
Exxon Mobil Corp. (b)	231,607	20,034,006
Total		65,420,066
TOTAL ENERGY		86,801,312
FINANCIALS 9.1%
Capital Markets 3.3%
BlackRock, Inc.	50,033	9,956,567
Goldman Sachs Group, Inc. (The)	93,841	10,804,853
Invesco Ltd.	337,007	8,347,663
State Street Corp.	201,181	8,495,874
Total		37,604,957

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS (cont.)
Commercial Banks 1.3%
Itaú Unibanco Holding SA, ADR (b)	313,840	$6,606,332
Wells Fargo & Co.	282,146	8,828,348
Total		15,434,680
Diversified Financial Services 2.7%
Citigroup, Inc.	279,275	9,305,443
JPMorgan Chase & Co.	555,921	21,814,340
Total		31,119,783
Insurance 1.8%
Berkshire Hathaway, Inc., Class B (a)	150,523	11,808,530
MetLife, Inc.	223,331	8,609,410
Total		20,417,940
TOTAL FINANCIALS		104,577,360
HEALTH CARE 7.5%
Biotechnology 0.3%
Celgene Corp. (a)(b)	48,989	3,592,118
Health Care Equipment & Supplies 1.0%
Baxter International, Inc. (b)	63,698	3,702,765
Covidien PLC	142,095	7,424,464
Total		11,127,229
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	148,647	6,176,283
CIGNA Corp.	149,486	6,593,827
Express Scripts, Inc. (a)(b)	109,946	5,863,420
Medco Health Solutions, Inc. (a)	35,424	2,394,308
WellPoint, Inc.	106,382	6,981,851
Total		28,009,689
Pharmaceuticals 3.8%
Abbott Laboratories (b)	110,644	6,263,557
Johnson & Johnson (b)	102,161	6,648,638
Merck & Co., Inc.	263,676	10,064,513
Pfizer, Inc.	652,092	13,759,141
Teva Pharmaceutical Industries Ltd., ADR	137,304	6,152,592
Total		42,888,441
TOTAL HEALTH CARE		85,617,477
INDUSTRIALS 6.8%
Aerospace & Defense 2.0%
Honeywell International, Inc.	220,924	13,160,443
United Technologies Corp.	113,065	9,482,761
Total		22,643,204
Air Freight & Logistics 0.3%
FedEx Corp.	41,372	3,723,067
Industrial Conglomerates 3.1%
General Electric Co.	1,008,940	19,220,307
Tyco International Ltd.	324,228	16,801,495
Total		36,021,802
Professional Services 0.9%
Nielsen Holdings NV (a)	352,410	10,392,571
Road & Rail 0.5%
Union Pacific Corp.	47,005	5,182,301
TOTAL INDUSTRIALS		77,962,945

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY 17.9%
Communications Equipment 1.4%
QUALCOMM, Inc.	257,332	$16,000,904
Computers & Peripherals 5.1%
Apple, Inc. (a)	81,682	44,307,584
EMC Corp. (a)	340,367	9,424,762
NetApp, Inc. (a)	101,507	4,364,801
Total		58,097,147
Internet Software & Services 4.1%
eBay, Inc. (a)	653,632	23,360,807
Google, Inc., Class A (a)	38,623	23,878,670
Total		47,239,477
IT Services 3.0%
Cognizant Technology Solutions Corp., Class A (a)	96,460	6,843,837
International Business Machines Corp. (b)	71,468	14,059,900
Mastercard, Inc., Class A	30,899	12,977,580
Total		33,881,317
Office Electronics 0.8%
Xerox Corp.	1,065,816	8,771,666
Semiconductors & Semiconductor Equipment 1.4%
Analog Devices, Inc.	112,977	4,429,828
Lam Research Corp. (a)(b)	113,099	4,716,228
Skyworks Solutions, Inc. (a)(b)	267,170	7,205,575
Total		16,351,631
Software 2.1%
Electronic Arts, Inc. (a)	222,951	3,640,790
Microsoft Corp.	469,601	14,905,136
Rovi Corp. (a)	149,393	5,300,463
Total		23,846,389
TOTAL INFORMATION TECHNOLOGY		204,188,531
MATERIALS 1.9%
Chemicals 1.5%
Air Products & Chemicals, Inc. (b)	37,687	3,400,875
Celanese Corp., Class A	89,426	4,253,995
Dow Chemical Co. (The)	95,621	3,204,260
EI du Pont de Nemours & Co.	140,485	7,143,662
Total		18,002,792
Metals & Mining 0.4%
Alcoa, Inc.	426,345	4,335,928
TOTAL MATERIALS		22,338,720
TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR	237,424	6,431,816
TOTAL TELECOMMUNICATION SERVICES		6,431,816
UTILITIES 0.2%
Electric Utilities 0.2%
Exelon Corp. (b)	70,493	2,754,162
TOTAL UTILITIES		2,754,162
Total Common Stocks (Cost: $597,521,066)		$733,239,834

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 11.7%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured (c)
04/01/18	11.000%	$206,000	$210,120
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	104,000	109,460
03/15/21	7.125%	80,000	85,700
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	213,000	229,507
L-3 Communications Corp.
02/15/21	4.950%	1,100,000	1,150,354
Oshkosh Corp.
03/01/17	8.250%	36,000	39,060
03/01/20	8.500%	93,000	101,603
TransDigm, Inc.
12/15/18	7.750%	67,000	73,700
Total			1,999,504
Automotive 0.1%
Allison Transmission, Inc. (c)
05/15/19	7.125%	88,000	90,420
Chrysler Group LLC/Co-Issuer, Inc. (b) Secured
06/15/19	8.000%	96,000	96,720
06/15/21	8.250%	69,000	69,690
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	58,000	62,495
02/15/21	6.750%	90,000	97,425
Delphi Corp. (c)
05/15/19	5.875%	95,000	101,175
05/15/21	6.125%	19,000	20,472
Lear Corp.
03/15/18	7.875%	84,000	92,715
03/15/20	8.125%	43,000	48,375
Schaeffler Finance BV Senior Secured (c)
02/15/19	8.500%	40,000	43,200
Visteon Corp.
04/15/19	6.750%	236,000	238,360
Total			961,047
Banking 2.1%
BB&T Corp. Senior Unsecured (d)
04/28/14	1.253%	1,300,000	1,306,491
BNP Paribas SA Bank Guaranteed (b)
02/23/16	3.600%	1,350,000	1,359,678
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	840,000	884,119
Barclays Bank PLC Senior Unsecured
05/22/19	6.750%	775,000	890,233
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,600,000	1,934,046

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banking (cont.)
Capital One Financial Corp. Senior Unsecured
06/01/15	5.500%	$911,000	$984,850
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,550,000	1,731,283
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,050,000	1,134,730
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	1,500,000	1,641,684
ING Bank NV Senior Unsecured (c)(d)
06/09/14	1.940%	1,400,000	1,372,141
KeyCorp Senior Unsecured
08/13/15	3.750%	1,100,000	1,159,144
Lloyds Banking Group PLC (c)(d)
11/29/49	6.267%	81,000	55,080
Lloyds TSB Bank PLC Bank Guaranteed
01/21/21	6.375%	1,300,000	1,413,491
Merrill Lynch & Co., Inc. Senior Unsecured
04/25/18	6.875%	675,000	734,638
Morgan Stanley Senior Unsecured
04/01/18	6.625%	1,400,000	1,484,372
Royal Bank of Scotland PLC (The) Bank Guaranteed
01/11/21	6.125%	1,225,000	1,330,981
Santander U.S. Debt SAU (b)(c) Bank Guaranteed
10/07/15	3.781%	800,000	770,839
Santander U.S. Debt SAU (c) Bank Guaranteed
10/07/13	2.991%	500,000	494,181
U.S. Bank Subordinated Notes (d)
04/29/20	3.778%	1,550,000	1,615,201
Wachovia Corp. Subordinated Notes
08/01/14	5.250%	1,500,000	1,619,390
Total			23,916,572
Brokerage —%
E*Trade Financial Corp. Senior Unsecured
12/01/15	7.875%	30,000	30,637
Senior Unsecured PIK
11/30/17	12.500%	128,000	149,120
Total			179,757
Building Materials 0.1%
Building Materials Corp. of America Senior Notes (c)
05/01/21	6.750%	200,000	217,500
Gibraltar Industries, Inc.
12/01/15	8.000%	99,000	101,227

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Building Materials (cont.)
Interface, Inc.
12/01/18	7.625%	$80,000	$87,500
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	86,000	76,110
Nortek, Inc.
12/01/18	10.000%	10,000	10,525
04/15/21	8.500%	55,000	53,213
Total			546,075
Chemicals 0.2%
CF Industries, Inc.
05/01/18	6.875%	28,000	32,970
05/01/20	7.125%	58,000	70,905
Celanese U.S. Holdings LLC
06/15/21	5.875%	9,000	9,810
Dow Chemical Co. (The) Senior Unsecured
11/15/41	5.250%	800,000	881,374
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	141,000	145,935
Ineos Finance PLC (c) Senior Secured
05/15/15	9.000%	146,000	154,030
02/15/19	8.375%	88,000	93,500
JM Huber Corp. Senior Unsecured (c)
11/01/19	9.875%	80,000	84,400
Koppers, Inc.
12/01/19	7.875%	14,000	14,980
LyondellBasell Industries NV (b)(c)
11/15/21	6.000%	295,000	323,762
MacDermid, Inc. (c)
04/15/17	9.500%	84,000	88,200
Momentive Performance Materials, Inc.
06/15/14	12.500%	48,000	51,240
Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	53,000	59,095
11/01/19	8.625%	57,000	65,408
Polypore International, Inc.
11/15/17	7.500%	114,000	119,415
Total			2,195,024
Commercial Banks —%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	46,000	47,150
Construction Machinery 0.1%
CNH Capital LLC (c)
11/01/16	6.250%	169,000	181,675
Case New Holland, Inc.
12/01/17	7.875%	151,000	177,425
Columbus McKinnon Corp.
02/01/19	7.875%	87,000	91,132
Manitowoc Co., Inc. (The)(b)
11/01/20	8.500%	80,000	89,200

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Construction Machinery (cont.)
Neff Rental LLC/Finance Corp. Secured (c)
05/15/16	9.625%	$84,000	$82,950
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	25,000	28,000
Senior Unsecured
02/01/21	8.250%	38,000	40,280
UR Financing Escrow Corp (c)(e) Secured
07/15/18	5.750%	55,000	56,237
Senior Unsecured
05/15/20	7.375%	45,000	46,125
04/15/22	7.625%	114,000	117,135
United Rentals North America, Inc.
06/15/16	10.875%	9,000	10,283
12/15/19	9.250%	162,000	179,415
Xerium Technologies, Inc.
06/15/18	8.875%	50,000	44,875
Total			1,144,732
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured (c)
07/01/18	12.125%	71,000	72,242
West Corp.
10/01/18	8.625%	33,000	36,218
Total			108,460
Consumer Products —%
Central Garden and Pet Co.
03/01/18	8.250%	74,000	75,480
Jarden Corp.
01/15/20	7.500%	53,000	57,902
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	176,000	200,640
Spectrum Brands Holdings, Inc. (c) Senior Secured
06/15/18	9.500%	36,000	41,040
Total			375,062
Diversified Manufacturing 0.1%
Amsted Industries, Inc. Senior Notes (c)
03/15/18	8.125%	89,000	95,675
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	55,000	59,263
Ingersoll-Rand Global Holding Co., Ltd.
04/15/14	9.500%	235,000	271,773
Tomkins LLC/Inc. Secured
10/01/18	9.000%	136,000	150,280
Tyco International Ltd./Finance SA
12/15/19	7.000%	790,000	982,454
WireCo WorldGroup, Inc. (c)
05/15/17	10.250%	87,000	89,610
Total			1,649,055

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric 0.9%
AES Corp. (The) Senior Unsecured
06/01/20	8.000%	$65,000	$76,212
AES Corp. (The) (c) Senior Unsecured
07/01/21	7.375%	116,000	132,240
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	1,000,000	1,022,797
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	50,000	55,626
Calpine Corp. Senior Secured (c)
02/15/21	7.500%	275,000	297,687
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	1,050,000	1,260,214
DPL, Inc. (c) Senior Unsecured
10/15/16	6.500%	38,000	41,420
10/15/21	7.250%	57,000	64,980
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	600,000	678,310
04/15/33	6.375%	340,000	406,900
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	435,000	507,029
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	47,000	50,819
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	39,000	42,364
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	36,000	34,380
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	700,000	846,159
KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	125,000	129,385
Midwest Generation LLC Pass-Through Certificates (b)
01/02/16	8.560%	58,040	59,201
Nevada Power Co.
08/01/18	6.500%	860,000	1,056,963
Ohio Edison Co. Senior Unsecured
07/15/36	6.875%	750,000	940,306
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	975,000	1,200,735
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	650,000	904,142
Total			9,807,869

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Entertainment —%
AMC Entertainment, Inc.
06/01/19	8.750%	$46,000	$47,955
Cinemark U.S.A., Inc (b)
06/15/21	7.375%	14,000	14,945
Regal Cinemas Corp.
07/15/19	8.625%	25,000	27,312
Speedway Motorsports, Inc.
06/01/16	8.750%	125,000	137,969
02/01/19	6.750%	6,000	6,255
Vail Resorts, Inc.
05/01/19	6.500%	6,000	6,240
Total			240,676
Food and Beverage 0.3%
ARAMARK Holdings Corp. Senior Unsecured PIK (c)
05/01/16	8.625%	22,000	22,550
Anheuser-Busch InBev Worldwide, Inc. (d)
07/14/14	0.927%	1,150,000	1,149,974
Bacardi Ltd. (c)
04/01/14	7.450%	95,000	106,529
Cott Beverages, Inc.
09/01/18	8.125%	9,000	9,922
Darling International, Inc.
12/15/18	8.500%	5,000	5,625
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	550,000	659,318
02/10/20	5.375%	585,000	682,084
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	28,000	28,770
SABMiller PLC Senior Unsecured (c)
01/15/14	5.700%	985,000	1,060,263
Total			3,725,035
Gaming 0.1%
Caesars Entertainment Operating Co., Inc. Secured
04/15/18	12.750%	88,000	75,680
Senior Secured
06/01/17	11.250%	128,000	140,160
Caesars Operating Escrow LLC/Corp. Senior Secured (b)(c)
02/15/20	8.500%	73,000	74,460
Chester Downs & Marina LLC Senior Secured (b)(c)
02/01/20	9.250%	57,000	59,707
MGM Resorts International Senior Secured
03/15/20	9.000%	130,000	145,600
MGM Resorts International (b)
03/01/18	11.375%	93,000	109,740
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	8,000	8,980
Pinnacle Entertainment, Inc.
06/15/15	7.500%	11,000	11,330

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Gaming (cont.)
ROC Finance LLC/Corp. Secured (c)
09/01/18	12.125%	$114,000	$125,970
Seminole Indian Tribe of Florida (c)
10/01/17	7.750%	65,000	70,525
Senior Secured
10/01/20	6.535%	51,000	49,758
Seneca Gaming Corp. (c)
12/01/18	8.250%	104,000	106,600
Tunica-Biloxi Gaming Authority Senior Unsecured (c)
11/15/15	9.000%	25,000	24,313
Total			1,002,823
Gas Distributors 0.1%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	425,000	501,610
Sempra Energy Senior Unsecured
06/01/16	6.500%	905,000	1,074,759
Total			1,576,369
Gas Pipelines 0.6%
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	25,000	26,438
El Paso Corp. Senior Unsecured
06/15/14	6.875%	18,000	19,482
06/01/18	7.250%	5,000	5,675
09/15/20	6.500%	218,000	239,800
01/15/32	7.750%	88,000	104,781
Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	900,000	998,964
Enterprise Products Operating LLC
02/01/41	5.950%	750,000	882,459
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	113,000	121,475
Nisource Finance Corp.
09/15/17	5.250%	1,080,000	1,202,049
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	119,000	131,792
12/01/18	6.875%	37,000	40,053
07/15/21	6.500%	97,000	105,487
Southern Natural Gas Co. Senior Unsecured (c)
04/01/17	5.900%	975,000	1,103,420
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	168,000	170,520
TransCanada PipeLines Ltd. (d)
05/15/67	6.350%	245,000	251,430
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	870,000	1,054,046
Total			6,457,871

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Health Care 0.5%
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	$10,516	$11,094
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	122,000	130,540
CHS/Community Health Systems, Inc. (b)(c)
11/15/19	8.000%	86,000	91,375
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	1,050,000	1,125,960
ConvaTec Healthcare E SA Senior Unsecured (c)
12/15/18	10.500%	157,000	161,906
Emdeon, Inc. (c)
12/31/19	11.000%	84,000	94,080
Express Scripts, Inc.
06/15/14	6.250%	1,032,000	1,136,266
Fresenius Medical Care U.S. Finance II, Inc. (c)
07/31/19	5.625%	27,000	28,755
01/31/22	5.875%	35,000	36,925
Fresenius Medical Care U.S. Finance, Inc. (c)
09/15/18	6.500%	76,000	84,170
02/15/21	5.750%	62,000	65,255
HCA, Inc.
02/15/22	7.500%	110,000	119,075
Senior Secured
02/15/20	6.500%	110,000	117,975
02/15/20	7.875%	119,000	131,198
09/15/20	7.250%	235,000	256,150
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	107,000	113,019
Health Management Associates, Inc. Senior Unsecured (c)
01/15/20	7.375%	59,000	61,508
Healthsouth Corp.
02/15/20	8.125%	69,000	75,900
09/15/22	7.750%	5,000	5,438
Hospira, Inc. Senior Unsecured
03/30/17	6.050%	750,000	839,036
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	66,000	63,030
Kinetic Concepts/KCI U.S.A., Inc. (c)
11/01/18	10.500%	83,000	86,320
11/01/19	12.500%	64,000	61,600
LifePoint Hospitals, Inc.
10/01/20	6.625%	8,000	8,600
Multiplan, Inc. (c)
09/01/18	9.875%	139,000	151,162
Omnicare, Inc.
06/01/20	7.750%	53,000	59,095
PSS World Medical, Inc. (c)
03/01/22	6.375%	14,000	14,560
Physio-Control International, Inc. Senior Secured (c)
01/15/19	9.875%	68,000	71,400
Radnet Management, Inc.
04/01/18	10.375%	32,000	30,600

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Health Care (cont.)
Rural/Metro Corp. Senior Unsecured (c)
07/15/19	10.125%	$44,000	$41,030
STHI Holding Corp. Secured (c)
03/15/18	8.000%	46,000	48,990
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	30,000	34,200
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	183,000	192,607
02/01/19	7.750%	52,000	53,300
Total			5,602,119
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	41,000	45,100
Cigna Corp. Senior Unsecured (b)
02/15/42	5.375%	1,100,000	1,184,202
Total			1,229,302
Home Construction —%
KB Home
03/15/20	8.000%	35,000	35,613
Shea Homes LP/Funding Corp. Senior Secured (c)
05/15/19	8.625%	71,000	71,710
Total			107,323
Independent Energy 0.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,030,000	1,192,455
Antero Resources Finance Corp.
12/01/17	9.375%	5,000	5,500
Antero Resources Finance Corp. (c)
08/01/19	7.250%	7,000	7,385
Berry Petroleum Co. Senior Subordinated Notes
11/01/16	8.250%	5,000	5,213
Senior Unsecured
11/01/20	6.750%	25,000	26,563
Canadian Natural Resources Ltd. Senior Unsecured
05/15/17	5.700%	1,000,000	1,196,660
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	146,000	151,840
Chaparral Energy, Inc.
10/01/20	9.875%	35,000	39,375
09/01/21	8.250%	112,000	124,320
Chesapeake Energy Corp. (b)
08/15/20	6.625%	141,000	146,992
11/15/20	6.875%	76,000	79,800
02/15/21	6.125%	117,000	118,609
Concho Resources, Inc.
10/01/17	8.625%	83,000	93,375
01/15/21	7.000%	165,000	185,625
01/15/22	6.500%	19,000	21,090

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Independent Energy (cont.)
Continental Resources, Inc.
10/01/19	8.250%	$1,000	$1,123
04/01/21	7.125%	119,000	132,685
Encana Corp. Senior Unsecured
11/15/21	3.900%	900,000	906,692
Goodrich Petroleum Corp.
03/15/19	8.875%	36,000	35,280
Hilcorp Energy I LP/Finance Co. Senior Notes (c)
02/15/20	8.000%	44,000	48,400
Kodiak Oil & Gas Corp. (c)
12/01/19	8.125%	203,000	217,210
Laredo Petroleum, Inc.
02/15/19	9.500%	197,000	217,192
MEG Energy Corp. (c)
03/15/21	6.500%	117,000	125,190
Nexen, Inc. Senior Unsecured
03/10/35	5.875%	1,025,000	1,106,830
Oasis Petroleum, Inc.
02/01/19	7.250%	109,000	115,540
11/01/21	6.500%	104,000	107,120
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	113,000	124,865
QEP Resources, Inc. (e) Senior Unsecured
10/01/22	5.375%	47,000	47,470
Range Resources Corp.
05/01/18	7.250%	1,000	1,066
05/15/19	8.000%	45,000	50,175
08/01/20	6.750%	20,000	21,900
06/01/21	5.750%	98,000	104,860
Range Resources Corp. (e)
08/15/22	5.000%	14,000	14,140
SM Energy Co. Senior Unsecured (c)
11/15/21	6.500%	43,000	46,440
Southwestern Energy Co. Senior Unsecured (c)(e)
03/15/22	4.100%	985,000	983,788
Whiting Petroleum Corp.
10/01/18	6.500%	5,000	5,381
Woodside Finance Ltd. (c)
05/10/21	4.600%	1,075,000	1,124,350
Total			8,932,499
Integrated Energy 0.1%
Petro-Canada Senior Unsecured
05/15/18	6.050%	935,000	1,131,810
Life Insurance 0.3%
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	750,000	956,209
MetLife, Inc. Senior Unsecured
08/15/18	6.817%	1,010,000	1,236,014

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Life Insurance (cont.)
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	$1,050,000	$1,217,458
Total			3,409,681
Lodging —%
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
12/01/19	7.150%	30,000	35,925
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	20,000	22,702
Total			58,627
Media Cable 0.2%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	57,000	61,560
04/30/20	8.125%	79,000	88,677
01/31/22	6.625%	38,000	40,565
CSC Holdings LLC (b) Senior Unsecured
02/15/18	7.875%	35,000	39,550
02/15/19	8.625%	32,000	37,760
CSC Holdings LLC (c) Senior Unsecured
11/15/21	6.750%	40,000	43,300
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	66,000	74,085
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	1,100,000	1,222,096
DISH DBS Corp.
09/01/19	7.875%	152,000	178,600
06/01/21	6.750%	115,000	127,650
Insight Communications Co., Inc. Senior Unsecured (c)
07/15/18	9.375%	15,000	17,231
Nara Cable Funding Ltd. Senior Secured (b)(c)
12/01/18	8.875%	79,000	76,038
Quebecor Media, Inc. Senior Unsecured
03/15/16	7.750%	86,000	88,580
Videotron Ltee
04/15/18	9.125%	36,000	39,870
Videotron Ltee (c)(e) Senior Unsecured
07/15/22	5.000%	38,000	38,000
Total			2,173,562
Media Non-Cable 0.5%
AMC Networks, Inc. (c)
07/15/21	7.750%	90,000	100,350
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	49,000	45,080
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	148,000	162,800
Clear Channel Worldwide Holdings, Inc. (c)(e)
03/15/20	7.625%	29,000	29,000
03/15/20	7.625%	202,000	202,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Media Non-Cable (cont.)
Cumulus Media, Inc. (b)(c)
05/01/19	7.750%	$14,000	$13,685
Hughes Satellite Systems Corp.
06/15/21	7.625%	158,000	171,430
Senior Secured
06/15/19	6.500%	43,000	45,580
Intelsat Jackson Holdings SA
06/15/16	11.250%	119,000	125,842
10/15/20	7.250%	170,000	178,925
Intelsat Luxembourg SA PIK
02/04/17	11.500%	64,000	65,920
Lamar Media Corp. (c)
02/01/22	5.875%	69,000	72,019
NBCUniversal Media LLC Senior Unsecured
04/01/41	5.950%	1,100,000	1,336,324
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	92,000	97,520
News America, Inc. (b)
03/15/33	6.550%	1,150,000	1,317,852
Nielsen Finance LLC/Co.
10/15/18	7.750%	179,000	199,137
Salem Communications Corp. Secured
12/15/16	9.625%	80,000	88,200
Sinclair Television Group, Inc. Secured (c)
11/01/17	9.250%	128,000	143,040
TCM Sub LLC (c)
01/15/15	3.550%	1,140,000	1,203,873
Univision Communications, Inc. (b)(c)
05/15/21	8.500%	73,000	72,453
Univision Communications, Inc. (c) Senior Secured
05/15/19	6.875%	76,000	77,520
11/01/20	7.875%	114,000	121,695
XM Satellite Radio, Inc. (c)
11/01/18	7.625%	189,000	206,955
Total			6,077,200
Metals 0.3%
Alpha Natural Resources, Inc.
06/01/21	6.250%	7,000	6,790
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	107,000	104,860
ArcelorMittal Senior Unsecured (b)
03/01/21	5.500%	1,275,000	1,260,153
Arch Coal, Inc. (b)(c)
06/15/21	7.250%	94,000	93,765
Arch Coal, Inc. (c)
06/15/19	7.000%	149,000	149,000
Calcipar SA Senior Secured (c)
05/01/18	6.875%	130,000	128,050
Consol Energy, Inc.
04/01/17	8.000%	15,000	16,312
04/01/20	8.250%	143,000	155,870

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Metals (cont.)
FMG Resources August 2006 Proprietary Ltd. (c)
11/01/15	7.000%	$163,000	$172,780
02/01/16	6.375%	113,000	116,955
02/01/18	6.875%	13,000	13,715
11/01/19	8.250%	119,000	130,900
JMC Steel Group Senior Notes (c)
03/15/18	8.250%	117,000	122,119
Novelis, Inc.
12/15/17	8.375%	45,000	49,275
12/15/20	8.750%	10,000	11,150
Peabody Energy Corp. (c)
11/15/18	6.000%	106,000	111,035
11/15/21	6.250%	71,000	74,372
Rain CII Carbon LLC/Corp. Senior Secured (c)
12/01/18	8.000%	83,000	87,980
Vale Overseas Ltd.
01/23/17	6.250%	795,000	917,969
Total			3,723,050
Non-Captive Consumer —%
SLM Corp. Senior Notes
01/25/16	6.250%	50,000	52,250
Senior Unsecured
03/25/20	8.000%	118,000	129,800
01/25/22	7.250%	92,000	97,175
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	127,000	98,425
Total			377,650
Non-Captive Diversified 0.5%
Ally Financial, Inc.
02/15/17	5.500%	13,000	13,167
12/01/17	6.250%	25,000	25,840
03/15/20	8.000%	479,000	542,467
09/15/20	7.500%	71,000	78,189
CIT Group, Inc. (b)(c) Secured
04/01/18	6.625%	45,000	48,938
CIT Group, Inc. (c) Secured
05/02/17	7.000%	232,000	232,290
02/15/19	5.500%	236,000	241,310
Ford Motor Credit Co. LLC Senior Unsecured
01/15/20	8.125%	176,000	219,463
02/01/21	5.750%	361,000	403,151
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	3,100,000	3,371,172
International Lease Finance Corp. Senior Unsecured
03/15/17	8.750%	22,000	24,860
09/01/17	8.875%	80,000	90,400
05/15/19	6.250%	121,000	122,677

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Non-Captive Diversified (cont.)
International Lease Finance Corp. (b) Senior Unsecured
12/15/20	8.250%	$208,000	$231,922
01/15/22	8.625%	49,000	55,094
Total			5,700,940
Oil Field Services 0.1%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	122,000	128,405
Green Field Energy Services, Inc. Senior Secured (c)
11/15/16	13.000%	127,000	125,095
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	197,000	219,655
Weatherford International Ltd.
03/15/13	5.150%	5,000	5,173
Weatherford International, Inc.
06/15/37	6.800%	935,000	1,096,679
Total			1,575,007
Other Industry—%
Interline Brands, Inc.
11/15/18	7.000%	55,000	58,094
Packaging 0.1%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. (c)
10/15/20	9.125%	55,000	56,787
Ardagh Packaging Finance PLC Senior Secured (c)
10/15/17	7.375%	69,000	74,175
Ball Corp.
09/15/20	6.750%	40,000	44,500
Ball Corp. (e)
03/15/22	5.000%	24,000	24,540
Berry Plastics Corp. Secured (b)
01/15/21	9.750%	49,000	52,430
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	49,000	54,268
Greif, Inc. Senior Unsecured
02/01/17	6.750%	36,000	38,520
08/01/19	7.750%	55,000	61,875
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	23,000	21,965
Senior Secured
10/15/16	8.750%	18,000	19,125
04/15/19	7.125%	19,000	20,093
08/15/19	7.875%	74,000	81,030
02/15/21	6.875%	205,000	217,300
Senior Unsecured
08/15/19	9.875%	168,000	173,670
08/15/19	9.875%	39,000	40,316
Total			980,594
Paper —%
Cascades, Inc.
12/15/17	7.750%	33,000	33,825
01/15/20	7.875%	40,000	40,400

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Paper (cont.)
Graphic Packaging International, Inc.
10/01/18	7.875%	$24,000	$26,760
Verso Paper Holdings LLC/Inc. Senior Secured
07/01/14	11.500%	18,000	18,360
Verso Paper Holdings LLC/Inc. (b) Secured
02/01/19	8.750%	19,000	9,405
Total			128,750
Pharmaceuticals 0.2%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	29,000	32,263
Grifols, Inc.
02/01/18	8.250%	135,000	146,475
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)(c)
12/01/19	9.500%	30,000	32,812
Mylan, Inc. (c)
11/15/18	6.000%	75,000	78,469
Roche Holdings, Inc. (c)
03/01/19	6.000%	1,150,000	1,412,671
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	37,000	39,220
Total			1,741,910
Property & Casualty 0.5%
ACE INA Holdings, Inc.
03/15/18	5.800%	1,000,000	1,206,884
Berkshire Hathaway, Inc. Senior Unsecured (d)
08/15/14	1.203%	1,250,000	1,265,674
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	833,000	972,492
Liberty Mutual Group, Inc. (c)
06/01/21	5.000%	950,000	948,050
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	750,000	855,832
Total			5,248,932
Railroads 0.1%
CSX Corp. Senior Unsecured
10/30/20	3.700%	555,000	574,665
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	1,065,000	1,099,033
Total			1,673,698
REITs 0.3%
Duke Realty LP Senior Unsecured
08/15/19	8.250%	650,000	808,449
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	775,000	793,860

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
REITs (cont.)
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	$955,000	$1,281,030
Total			2,883,339
Retailers 0.3%
99 Cents Only Stores (c)
12/15/19	11.000%	44,000	46,530
AutoNation, Inc.
02/01/20	5.500%	35,000	36,225
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	50,000	51,313
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	665,000	793,721
CVS Pass-Through Trust Pass-Through Certificates (c)
01/10/32	7.507%	336,146	406,021
Jo-Ann Stores, Inc. Senior Unsecured (c)
03/15/19	8.125%	27,000	27,034
Limited Brands, Inc.
04/01/21	6.625%	113,000	124,300
Senior Notes
02/15/22	5.625%	80,000	82,400
Macy's Retail Holdings, Inc.
07/15/34	6.700%	750,000	883,033
Michaels Stores, Inc.
11/01/16	11.375%	10,000	10,599
QVC, Inc. (c) Senior Secured
10/01/19	7.500%	54,000	59,805
10/15/20	7.375%	96,000	106,320
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	44,000	38,280
Rite Aid Corp. (b)
06/15/17	9.500%	81,000	82,215
Senior Secured
08/15/20	8.000%	104,000	118,560
Rite Aid Corp. (c) Senior Notes
03/15/20	9.250%	105,000	106,312
Sally Holdings LLC/Capital, Inc. (b)(c)
11/15/19	6.875%	31,000	33,325
Total			3,005,993
Supermarkets 0.1%
Kroger Co. (The)
07/15/40	5.400%	800,000	876,272
Technology 0.4%
Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%	201,000	217,080
06/01/21	6.625%	5,000	5,225
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	59,000	62,097
01/15/20	6.875%	27,000	30,173

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Technology (cont.)
CDW LLC/Finance Corp.
04/01/19	8.500%	$112,000	$119,560
Senior Secured
12/15/18	8.000%	99,000	107,415
CDW LLC/Finance Corp. (c)
04/01/19	8.500%	59,000	62,982
Cardtronics, Inc.
09/01/18	8.250%	118,000	130,390
CommScope, Inc. (c)
01/15/19	8.250%	56,000	58,940
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	55,000	60,913
First Data Corp.
01/15/21	12.625%	88,000	92,400
First Data Corp. (b) PIK
09/24/15	10.550%	38,000	39,140
First Data Corp. (c) Senior Secured
06/15/19	7.375%	57,000	57,998
08/15/20	8.875%	78,000	84,435
Freescale Semiconductor, Inc. (b)
08/01/20	10.750%	28,000	30,940
Freescale Semiconductor, Inc. (c) Senior Secured
04/15/18	9.250%	78,000	85,800
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	1,050,000	1,099,959
Interactive Data Corp.
08/01/18	10.250%	111,000	125,152
NXP BV/Funding LLC Senior Secured (c)
08/01/18	9.750%	195,000	220,350
Oracle Corp. Senior Unsecured
04/15/38	6.500%	1,150,000	1,537,501
Total			4,228,450
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	30,000	31,275
03/15/20	9.750%	94,000	102,930
CEVA Group PLC (c)
12/01/17	8.375%	34,000	33,915
ERAC U.S.A. Finance LLC (c)
10/15/37	7.000%	910,000	1,084,655
Hertz Corp. (The)
10/15/18	7.500%	112,000	120,820
01/15/21	7.375%	36,000	38,970
Total			1,412,565
Wireless 0.4%
America Movil SAB de CV
11/15/17	5.625%	570,000	669,761
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (c)
05/01/17	7.750%	75,000	81,750

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wireless (cont.)
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	$136,000	$144,840
Cricket Communications, Inc. (b)
10/15/20	7.750%	94,000	93,530
MetroPCS Wireless, Inc.
09/01/18	7.875%	130,000	139,262
11/15/20	6.625%	12,000	12,360
NII Capital Corp.
08/15/16	10.000%	7,000	7,980
04/01/21	7.625%	49,000	50,103
Nextel Communications, Inc.
08/01/15	7.375%	73,000	72,087
Rogers Communications, Inc.
08/15/18	6.800%	860,000	1,084,354
SBA Telecommunications, Inc.
08/15/19	8.250%	167,000	183,700
Sprint Capital Corp.
11/15/28	6.875%	25,000	19,500
Sprint Nextel Corp. (b) Senior Unsecured
08/15/17	8.375%	41,000	40,180
Sprint Nextel Corp. (c)
11/15/18	9.000%	411,000	458,265
Senior Unsecured
11/15/21	11.500%	71,000	77,479
Sprint Nextel Corp. (c)(e)
03/01/20	7.000%	42,000	42,683
UPCB Finance VI Ltd. Senior Secured (c)
01/15/22	6.875%	150,000	155,057
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	1,000,000	985,014
Wind Acquisition Finance SA Senior Secured (c)
02/15/18	7.250%	167,000	163,660
Total			4,481,565
Wirelines 0.9%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,125,000	1,434,594
Deutsche Telekom International Finance BV
03/23/16	5.750%	985,000	1,116,703
Embarq Corp. Senior Unsecured
06/01/36	7.995%	950,000	1,015,104
France Telecom SA Senior Unsecured (b)
09/14/16	2.750%	1,400,000	1,455,996
Frontier Communications Corp. Senior Unsecured
04/15/15	7.875%	26,000	27,885
03/15/19	7.125%	48,000	49,080
04/15/20	8.500%	28,000	30,310
04/15/22	8.750%	65,000	70,688
Integra Telecom Holdings, Inc. Senior Secured (c)
04/15/16	10.750%	24,000	20,880

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wirelines (cont.)
Level 3 Communications, Inc. Senior Unsecured (b)
02/01/19	11.875%	$94,000	$106,925
Level 3 Financing, Inc.
02/15/17	8.750%	81,000	84,645
02/01/18	10.000%	25,000	27,563
04/01/19	9.375%	131,000	144,755
Level 3 Financing, Inc. (c) Senior Unsecured
07/01/19	8.125%	25,000	26,188
PAETEC Holding Corp.
12/01/18	9.875%	143,000	160,160
Senior Secured
06/30/17	8.875%	87,000	94,830
Telecom Italia Capital SA
07/18/36	7.200%	1,300,000	1,196,000
Telefonica Emisiones SAU
01/15/15	4.949%	1,410,000	1,460,436
Tw telecom holdings, inc.
03/01/18	8.000%	102,000	111,817
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,645,000	1,964,758
Windstream Corp.
11/01/17	7.875%	81,000	91,328
09/01/18	8.125%	25,000	27,375
Total			10,718,020
Total Corporate Bonds & Notes (Cost: $126,014,846)			$133,470,033
Residential Mortgage-Backed Securities – Agency 7.8%
Federal Home Loan Mortgage Corp. (d)(f)
08/01/36	2.483%	$64,316	$68,416
12/01/36	6.045%	52,251	56,636
Federal Home Loan Mortgage Corp. (e)(f)
03/01/42	3.500%	30,040,000	30,974,058
03/01/42	4.000%	13,475,000	14,134,011
Federal Home Loan Mortgage Corp. (f)
03/01/17 - 04/01/32	6.000%	851,050	950,066
05/01/18 - 07/01/19	5.500%	231,971	251,327
08/01/18 - 05/01/41	5.000%	5,464,716	5,899,548
06/01/32 - 07/01/32	7.000%	952,410	1,104,215
05/01/39 - 06/01/41	4.500%	2,197,967	2,336,468
CMO Series 3774 Class AB
12/15/20	3.500%	404,573	429,100
CMO Series 3625 Class AJ
03/15/23	4.000%	2,018,166	2,085,815
CMO Series 3832 Class AC
10/15/18	3.000%	432,892	448,836
CMO Series 3792 Class QC
06/15/39	2.500%	553,273	570,875
Federal National Mortgage Association (d)(f)
08/01/34	5.454%	169,800	182,103
04/01/36	1.941%	66,595	70,200
08/01/36	4.126%	51,161	53,262

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities – Agency (continued)
Federal National Mortgage Association (e)(f)
03/01/42	3.500%	$4,850,000	$5,012,172
03/01/42	4.000%	8,625,000	9,075,117
Federal National Mortgage Association (f)
03/01/17 - 09/01/32	6.500%	706,959	799,568
09/01/17 - 11/01/32	6.000%	1,169,122	1,283,337
04/01/18 - 12/01/20	4.500%	585,940	629,827
12/01/20 - 06/01/40	5.000%	3,212,808	3,484,113
07/01/23 - 02/01/38	5.500%	1,782,965	1,948,414
06/01/31 - 08/01/32	7.000%	650,902	771,956
CMO Series 2010-128 Class MA
04/25/38	4.500%	2,561,934	2,647,567
CMO Series 2011-3 Class EK
05/25/20	2.750%	696,986	720,582
CMO Series 2011-38 Class AH
05/25/20	2.750%	944,992	975,082
Federal National Mortgage Association (f)(g) CMO IO Series 2003-63 Class IP
07/25/33	6.000%	820,970	150,523
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	192,025	15,538
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	50,830	1,589
Federal National Mortgage Association (f)(h)
10/01/40	4.500%	1,761,161	1,878,191
Government National Mortgage Association (f)
10/15/33	5.500%	562,258	631,964
Government National Mortgage Association (f)(g) CMO IO Series 2002-70 Class IC
08/20/32	6.000%	241,366	30,308
Total Residential Mortgage-Backed Securities – Agency (Cost: $88,530,287)			$89,670,784
Residential Mortgage-Backed Securities – Non-Agency 0.1%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 1A1 (c)(f)
05/25/35	4.750%	$601,518	$606,544
Structured Asset Securities Corp. (f) CMO Series 2003-14 Class 1A3
05/25/33	5.500%	180,792	187,210
CMO Series 2003-21 Class 1A3
07/25/33	5.500%	32,506	32,529
Total Residential Mortgage-Backed Securities – Non-Agency (Cost: $813,803)			$826,283
Commercial Mortgage-Backed Securities – Agency 2.4%
Federal Home Loan Mortgage Corp. (f) CMO Series 1614 Class MZ
11/15/23	6.500%	$44,441	$50,086
CMO Series 2735 Class OG
08/15/32	5.000%	293,580	306,363
CMO Series 2872 Class GD
05/15/33	5.000%	700,000	739,995

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities – Agency (continued)
Federal Home Loan Mortgage Corp. (f) (cont.) CMO Series 3838 Class AB
11/15/18	3.000%	$977,677	$1,003,641
Federal National Mortgage Association (d)(f) CMO Series 2006-M2 Class A2A
10/25/32	5.271%	2,800,000	3,101,109
Federal National Mortgage Association (f) CMO Series 2009-14 Class PC
03/25/24	4.000%	458,853	486,925
Government National Mortgage Association (d)(f) CMO Series 2010-52 Class AE
06/16/36	4.115%	1,313,906	1,392,345
Government National Mortgage Association (f) CMO Series 2007-13 Class C
06/16/40	5.020%	821,482	873,829
CMO Series 2009-100 Class AP
05/16/39	4.000%	180,067	190,738
CMO Series 2010-159 Class A
01/16/33	2.159%	1,264,307	1,285,021
CMO Series 2010-161 Class AB
05/16/35	2.110%	339,388	345,237
CMO Series 2011-149 Class A
10/16/46	3.000%	1,993,150	2,089,748
CMO Series 2011-16 Class A
11/16/34	2.210%	1,023,202	1,037,661
CMO Series 2011-31 Class A
12/16/35	2.210%	708,799	722,681
CMO Series 2011-49 Class A
07/16/38	2.450%	761,709	781,474
CMO Series 2011-64 Class A
08/16/34	2.380%	4,019,593	4,103,739
CMO Series 2011-64 Class AD
11/16/38	2.700%	861,802	889,105
CMO Series 2011-78 Class A
08/16/34	2.250%	3,340,174	3,397,109
CMO Series 2012-25 Class A
11/16/42	2.575%	3,512,195	3,635,396
CMO Series 2012-9 Class A
05/16/39	3.220%	998,298	1,048,332
Total Commercial Mortgage-Backed Securities – Agency (Cost: $27,233,778)			$27,480,534
Commercial Mortgage-Backed Securities – Non-Agency 2.8%
Americold LLC Trust Series 2010-ARTA Class A1 (c)(f)
01/14/29	3.847%	$411,294	$433,860
Banc of America Merrill Lynch Commercial Mortgage, Inc. (f) Series 2005-3 Class A3A
07/10/43	4.621%	425,000	431,793
Series 2005-3 Class A4
07/10/43	4.668%	375,000	412,239
Bear Stearns Commercial Mortgage Securities (d)(f) Series 2005-T20 Class AAB
10/12/42	5.129%	680,498	715,959
Series 2007-T28 Class A4
09/11/42	5.742%	750,000	875,068

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities – Non-Agency (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (f)
12/11/49	5.322%	$625,000	$690,492
Commercial Mortgage Pass-Through Certificates (c)(f) Series 2011-THL Class A
06/09/28	3.376%	1,900,000	1,944,559
Commercial Mortgage Pass-Through Certificates (f) Series 2006-C8 Class AAB
12/10/46	5.291%	1,189,454	1,276,899
Credit Suisse First Boston Mortgage Securities Corp. (d)(f) Series 2004-C1 Class A4
01/15/37	4.750%	415,000	437,237
Series 2005-C4 Class AAB
08/15/38	5.065%	337,863	343,615
Credit Suisse First Boston Mortgage Securities Corp. (f) Series 2003-C5 Class A3
12/15/36	4.429%	65,172	65,297
Series 2004-C2 Class A1
05/15/36	3.819%	57,841	58,912
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A2 (d)(f)
03/15/39	5.663%	548,375	561,001
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (c)(f)
11/10/46	5.002%	150,000	171,586
GE Capital Commercial Mortgage Corp. Series 2003-C1 Class A4 (f)
01/10/38	4.819%	512,017	525,639
GMAC Commercial Mortgage Securities, Inc. Series 2004-C1 Class A4 (f)
03/10/38	4.908%	995,000	1,058,196
GS Mortgage Securities Corp. II (c)(f) Series 2011-GC3 Class A1
03/10/44	2.331%	630,027	640,127
GS Mortgage Securities Corp. II (d)(f) Series 2007-GG10 Class F
08/10/45	5.788%	575,000	55,775
General Electric Capital Assurance Co. (c)(d)(f) Series 2003-1 Class A4
05/12/35	5.254%	361,936	386,340
Series 2003-1 Class A5
05/12/35	5.743%	250,000	302,234
Greenwich Capital Commercial Funding Corp. (d)(f) Series 2005-GG5 Class AAB
04/10/37	5.190%	526,137	556,769
Greenwich Capital Commercial Funding Corp. (f) Series 2005-GG3 Class AAB
08/10/42	4.619%	1,456,845	1,502,392
Series 2005-GG5 Class A2
04/10/37	5.117%	422,649	424,975
Series 2007-GG9 Class A4
03/10/39	5.444%	2,600,000	2,886,523
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(f) Series 2009-IWST Class A2
12/05/27	5.633%	300,000	344,879
Series 2010-C1 Class A1
06/15/43	3.853%	289,672	304,953

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities – Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(f) (cont.) Series 2010-C2 Class A3
11/15/43	4.070%	$200,000	$213,674
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	474,276
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	500,184
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(f) Series 2005-CB11 Class ASB
08/12/37	5.201%	691,885	721,735
Series 2005-LDP3 Class ASB
08/15/42	4.893%	352,714	372,795
Series 2005-LDP4 Class ASB
10/15/42	4.824%	251,935	264,159
Series 2005-LDP5 Class A4
12/15/44	5.206%	600,000	672,236
Series 2006-LDP6 Class ASB
04/15/43	5.490%	116,019	123,457
JPMorgan Chase Commercial Mortgage Securities Corp. (f) Series 2003-LN1 Class A1
10/15/37	4.134%	261,340	267,423
Series 2003-ML1A Class A1
03/12/39	3.972%	81,022	81,302
Series 2004-LN2 Class A1
07/15/41	4.475%	360,522	364,246
Series 2005-LDP2 Class A3
07/15/42	4.697%	150,900	152,038
Series 2005-LDP2 Class ASB
07/15/42	4.659%	280,518	293,694
Series 2007-CB18 Class A3
06/12/47	5.447%	708,303	745,864
Series 2007-CB18 Class A4
06/12/47	5.440%	820,000	921,794
LB-UBS Commercial Mortgage Trust (d)(f) Series 2004-C2 Class A3
03/15/29	3.973%	266,545	271,553
Series 2007-C7 Class A3
09/15/45	5.866%	550,000	624,436
LB-UBS Commercial Mortgage Trust (f) Series 2007-C1 Class AAB
02/15/40	5.403%	802,357	853,425
Morgan Stanley Capital I (c)(d)(f) Series 2011-C1 Class A4
09/15/47	5.033%	300,000	346,200
Morgan Stanley Capital I (f) Series 2006-IQ12 Class AAB
12/15/43	5.325%	791,858	818,782
Morgan Stanley Reremic Trust (c)(d)(f) Series 2009-GG10 Class A4A
08/12/45	5.788%	825,000	939,389
Series 2010-GG10 Class A4A
08/15/45	5.788%	2,325,000	2,647,368
Nationslink Funding Corp. Series 1999-LTL1 Class A3 (f)
01/22/26	7.104%	222,937	238,444
SACO I, Inc. CMO Series 1995-1 Class A (c)(d)(f)(i)(j)
09/25/24	0.000%	5,167	1,705

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities – Non-Agency (continued)
Wachovia Bank Commercial Mortgage Trust (d)(f) Series 2005- C22 Class AM
12/15/44	5.319%	$200,000	$211,632
Wachovia Bank Commercial Mortgage Trust (f) Series 2005-C17 Class APB
03/15/42	5.037%	636,033	660,379
Series 2006-C27 Class APB
07/15/45	5.727%	421,451	431,232
Total Commercial Mortgage-Backed Securities – Non-Agency (Cost: $30,276,364)			$31,620,741
Asset-Backed Securities – Non-Agency 0.7%
Access Group, Inc. Series 2005-1 Class A1 (d)
06/22/18	0.650%	$65,775	$65,694
Ally Master Owner Trust CMO Series 2011-3 Class A1 (d)
05/15/16	0.879%	1,275,000	1,270,235
AmeriCredit Automobile Receivables Trust Series 2012-1 Class A2
10/08/15	0.910%	350,000	350,014
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A (c)
08/20/14	3.630%	250,000	255,214
Capital Auto Receivables Asset Trust Series 2007-4A Class A4
05/15/14	5.300%	57,058	57,373
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3
08/08/13	0.910%	550,000	550,138
Cityscape Home Equity Loan Trust Series 1997-B Class A7 (i)
05/25/28	7.410%	58,420	29,243
DT Auto Owner Trust Series 2009-1 Class A1 (c)
10/15/15	2.980%	151,682	151,682
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (c)(d)
04/26/37	0.406%	231,644	227,348
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1 (d)
12/25/32	4.010%	118,099	114,271
GTP Towers Issuer LLC (c)
02/15/15	4.436%	200,000	199,815
Hertz Vehicle Financing LLC (c) Series 2009-2A Class A1
03/25/14	4.260%	550,000	564,684
Series 2009-2A Class A2
03/25/16	5.290%	500,000	550,035
Series 2010-1A Class A1
02/25/15	2.600%	300,000	307,147
Keycorp Student Loan Trust Series 1999-A Class A2 (d)
12/27/29	0.904%	501,121	490,813
SBA Tower Trust (c)
04/15/40	4.254%	500,000	512,108

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities – Non-Agency (continued)
SLM Student Loan Trust (c) Series 2012-A Class A2
01/17/45	3.830%	$500,000	$500,040
SLM Student Loan Trust (c)(d) Series 2011-C Class A1
12/15/23	1.649%	553,606	553,606
SLM Student Loan Trust (d) Series 2006-C Class A2
09/15/20	0.596%	194,245	193,311
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08/15/13	0.950%	204,268	204,427
Series 2012-1 Class B
05/16/16	2.720%	400,000	406,983
Sierra Receivables Funding Co. LLC (c) Series 2010-1A Class A1
07/20/26	4.480%	59,440	61,732
Series 2010-2A Class A
11/20/25	3.840%	125,520	128,162
Series 2010-3A Class A
11/20/25	3.510%	102,468	104,871
Sierra Receivables Funding Co. LLC (c)(d) Series 2007-2A Class A2 (NPFGC)
09/20/19	1.246%	253,625	248,949
Total Asset-Backed Securities – Non-Agency (Cost: $8,016,565)			$8,097,895
Inflation-Indexed Bonds 0.2%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	$979,001	$1,006,765
07/15/15	1.875%	893,362	1,001,821
07/15/17	2.625%	435,540	528,773
Total Inflation-Indexed Bonds (Cost: $2,422,769)			$2,537,359
U.S. Treasury Obligations 1.8%
U.S. Treasury (b)
03/31/16	2.250%	$3,005,000	$3,197,037
02/15/36	4.500%	3,736,000	4,750,556
08/15/40	3.875%	11,396,000	13,210,460
Total U.S. Treasury Obligations (Cost: $18,371,742)			$21,158,053
U.S. Government & Agency Obligations 5.4%
Federal Home Loan Mortgage Corp.
04/01/17	6.000%	$119,963	$129,571
05/01/17	6.000%	8,389	9,061
05/01/17	6.000%	23,007	24,850
05/01/17	6.000%	32,963	35,603
12/01/17	5.500%	453,490	493,555
12/01/18	5.500%	423,895	460,947
07/01/21	5.500%	58,456	63,383
08/01/21	5.500%	2,452	2,659
08/01/32	6.500%	53,281	60,551

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
U.S. Government & Agency Obligations (continued)
Federal Home Loan Mortgage Corp. (cont.)
12/01/36	5.500%	$284,499	$309,361
06/01/37	6.000%	682,325	751,106
10/01/37	6.000%	275,055	302,782
12/01/37	6.000%	15,467	17,026
01/01/38	6.000%	594,488	654,414
01/01/38	6.000%	4,533,226	4,990,192
02/01/38	5.500%	68,279	74,150
03/01/38	6.500%	161,775	181,524
05/01/38	5.500%	750,377	814,896
05/01/38	5.500%	4,659,336	5,059,956
08/01/38	6.000%	99,276	109,284
09/01/38	6.000%	620,000	682,499
10/01/38	5.000%	1,965,692	2,119,876
12/01/38	5.500%	570,937	620,027
01/01/39	5.500%	588,901	639,720
01/01/39	6.000%	8,775	9,659
10/01/39	4.500%	912,953	970,481
10/01/39	4.500%	705,635	750,099
10/01/39	6.000%	171,797	188,900
01/01/40	4.500%	1,077,947	1,145,872
01/01/40	5.000%	830,841	895,231
05/01/40	5.500%	2,058,579	2,236,223
06/01/40	4.500%	2,046,744	2,175,716
07/01/40	4.500%	1,240,847	1,319,037
08/01/40	5.000%	770,827	830,686
09/01/40	4.500%	4,585,841	4,874,810
10/01/40	4.500%	207,422	220,493
02/01/41	5.000%	2,514,233	2,714,586
04/01/41	4.500%	5,151,886	5,476,523
05/01/41	5.000%	3,886,325	4,190,551
06/01/41	4.500%	3,483,247	3,702,738
Federal National Mortgage Association
08/01/18	5.500%	192,444	211,400
01/01/25	4.000%	1,011,311	1,071,403
09/01/32	6.500%	265,374	303,029
12/01/33	6.500%	558,581	637,086
12/01/34	6.500%	389,072	443,348
05/01/35	5.500%	1,632,337	1,782,635
03/01/37	5.500%	666,471	726,796
03/01/37	6.500%	107,123	121,286
05/01/37	5.000%	653,185	705,965
06/01/37	5.500%	485,331	528,957
08/01/37	6.500%	80,785	91,163
09/01/37	5.500%	755,604	823,524
03/01/38	5.000%	320,436	346,328
08/01/39	5.000%	846,517	914,654
05/01/40	4.500%	1,096,489	1,169,352
Government National Mortgage Association
10/15/31	7.000%	33,992	40,346
04/15/32	7.000%	31,936	37,995
05/15/32	7.000%	68,820	81,876
02/15/34	5.000%	602,008	666,539
12/15/37	6.000%	230,639	259,496
02/15/39	4.500%	73,966	80,843
Total U.S. Government & Agency Obligations (Cost: $59,499,181)			$61,352,619

Issuer	Coupon Rate	Principal Amount	Value
Foreign Government Obligations 0.8%
CANADA 0.7%
Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	$2,200,000	$2,574,931
Province of Ontario Senior Unsecured (b)
12/15/17	3.150%	2,570,000	2,770,768
Province of Quebec Senior Unsecured (b)
05/14/18	4.625%	2,150,000	2,506,296
Total			7,851,995
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,175,000	1,288,740
Total Foreign Government Obligations (Cost: $8,709,322)			$9,140,735
Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 0.2%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	$1,650,000	$1,737,665
Total Municipal Bonds (Cost: $1,658,998)			$1,737,665
Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans —%
Automotive —%
Schaeffler AG Tranche C2 Term Loan (d)(k)(l)
01/27/17	6.000%	$35,000	$35,102
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan (d)(k)(l)
03/01/19	8.250%	79,000	79,691
Gaming —%
Caesars Octavius LLC Tranche B Term Loan (d)(k)
04/25/17	9.250%	23,000	22,655
ROC Finance LLC Tranche B Term Loan (d)(k)
08/19/17	8.500%	27,000	27,203
Total			49,858
Media Non-Cable —%
Clear Channel Communications, Inc. Tranche B Term Loan (d)(k)(l)
01/29/16	3.894%	54,000	44,323
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (d)(k)
03/18/19	7.500%	149,000	149,496
Total			193,819

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Property & Casualty —%
Lonestar Intermediate Super Holdings LLC Term Loan (d)(k)(l)
08/07/19	11.000%	$114,000	$115,539
Total Senior Loans (Cost: $460,005)			$474,009

Issuer	Shares	Value
Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (a)	127	$8,382
TOTAL ENERGY		8,382
Total Warrants (Cost: $5,142)		$8,382
	Shares	Value
Money Market Funds 6.6%
Columbia Short-Term Cash Fund, 0.166% (m)(n)	75,846,799	$75,846,799
Total Money Market Funds (Cost: $75,846,799)		$75,846,799

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 6.0%
Asset-Backed Commercial Paper 0.9%
Atlantic Asset Securitization LLC
03/01/12	0.300%	$4,999,708	$4,999,708
Rhein-Main Securitisation Ltd.
03/21/12	0.700%	4,997,375	4,997,375
Total			9,997,083
Certificates of Deposit 1.4%
ABM AMRO Bank N.V.
03/21/12	0.310%	3,999,001	3,999,001
DZ Bank AG
03/12/12	0.250%	4,000,000	4,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Hong Kong Shanghai Bank Corp., Ltd.
03/12/12	0.250%	$2,000,000	$2,000,000
Norinchukin Bank
05/21/12	0.470%	3,000,000	3,000,000
Skandinaviska Enskilda Banken
04/16/12	0.360%	2,000,000	2,000,000
Standard Chartered Bank PLC
03/05/12	0.630%	1,000,000	1,000,000
Total			15,999,001
Commercial Paper 0.2%
State Development Bank of NorthRhine-Westphalia
03/13/12	0.240%	1,999,613	1,999,613
Repurchase Agreements 3.5%
Citigroup Global Markets, Inc. dated 02/29/12, matures 03/01/12, repurchase price $3,000,036 (o)
	0.130%	10,000,000	10,000,000
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $9,457,040 (o)
	0.160%	475,425	475,425
Mizuho Securities USA, Inc. dated 02/29/12, matures 03/01/12, repurchase price $15,000,092 (o)
	0.220%	7,000,000	7,000,000
Nomura Securities dated 02/29/12, matures 03/01/12, repurchase price $10,000,061 (o)
	0.200%	20,000,000	20,000,000
Pershing LLC dated 02/29/12, matures 03/01/12, repurchase price $5,000,040 (o)
	0.290%	3,000,000	3,000,000
Total			40,475,425
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $68,471,122)			$68,471,122
Total Investments (Cost: $1,113,851,789)			$1,265,132,847
Other Assets & Liabilities, Net			(121,465,312)
Net Assets			$1,143,667,535

Investments in Derivatives

Futures Contracts Outstanding at February 29, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Note, 5-year	(227)	(27,960,017)	June 2012	$33,296

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At February 29, 2012, security was partially or fully on loan.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $37,531,221 or 3.28% of net assets.

(d)  Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(h)  At February 29, 2012, investments in securities included securities valued at $173,733 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(i)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 29, 2012 was $30,948, representing less than 0.01% of net assets. Information concerning such security holdings at February 29, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Cityscape Home Equity Loan Trust Series 1997-B Class A7 7.410% 05/25/28	03/31/98-05/13/11	$58,436
SACO I, Inc. CMO Series 1995-1 Class A 0.000% 09/25/24	04/30/99-12/20/02	4,903

(j)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $1,705, which represents less than 0.01% of net assets.

(k)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of February 29, 2012. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)  Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(m)  The rate shown is the seven-day current annualized yield at February 29, 2012.

(n)  Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$41,531,683	$204,283,344	$(169,968,228)	$—	$75,846,799	$52,204	$75,846,799

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(o)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$4,785,468
Fannie Mae-Aces	529,857
Freddie Mac REMICS	3,838,826
Government National Mortgage Association	1,045,849
Total Market Value of Collateral Securities	$10,200,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$340,358
Ginnie Mae II Pool	144,577
Total Market Value of Collateral Securities	$484,935

Mizuho Securities USA, Inc. (0.220%)

Security Description	Value
Fannie Mae Pool	$2,261,478
Freddie Mac Gold Pool	37,001
Freddie Mac REMICS	418,399
Ginnie Mae I Pool	2,801,865
Ginnie Mae II Pool	1,336,484
Government National Mortgage Association	284,773
Total Market Value of Collateral Securities	$7,140,000

Nomura Securities (0.200%)

Security Description	Value
Ginnie Mae II Pool	$20,400,000
Total Market Value of Collateral Securities	$20,400,000

Pershing LLC (0.290%)

Security Description	Value
Fannie Mae Pool	$489,761
Fannie Mae REMICS	413,015
Fannie Mae-Aces	4,162
Federal Farm Credit Bank	37,011
Federal Home Loan Banks	39,808
Federal Home Loan Mortgage Corp	93,834
Federal National Mortgage Association	115,734
Freddie Mac Gold Pool	198,735
Freddie Mac Non Gold Pool	55,505
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	384,684
Ginnie Mae I Pool	502,006
Ginnie Mae II Pool	447,572
Government National Mortgage Association	160,601
United States Treasury Note/Bond	110,756
United States Treasury Strip Coupon	6,803
Total Market Value of Collateral Securities	$3,060,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipt

CMO  Collateralized Mortgage Obligation

NPFGC  National Public Finance Guarantee Corporation

PIK  Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of February 29, 2012:

	Fair value at February 29, 2012
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$67,163,570	$—	$—	$67,163,570
Consumer Staples	75,403,941	—	—	75,403,941
Energy	86,801,312	—	—	86,801,312
Financials	104,577,360	—	—	104,577,360
Health Care	85,617,477	—	—	85,617,477
Industrials	77,962,945	—	—	77,962,945
Information Technology	204,188,531	—	—	204,188,531
Materials	22,338,720	—	—	22,338,720
Telecommunication Services	6,431,816	—	—	6,431,816
Utilities	2,754,162	—	—	2,754,162
Warrants
Energy	—	8,382	—	8,382
Total Equity Securities	733,239,834	8,382	—	733,248,216
Bonds
Corporate Bonds & Notes
Electric	—	9,748,668	59,201	9,807,869
All Other Industries	—	123,662,164	—	123,662,164
Residential Mortgage-Backed Securities — Agency	—	89,670,784	—	89,670,784
Residential Mortgage-Backed Securities — Non-Agency	—	826,283	—	826,283
Commercial Mortgage-Backed Securities — Agency	—	27,480,534	—	27,480,534
Commercial Mortgage-Backed Securities — Non-Agency	—	31,619,036	1,705	31,620,741
Asset-Backed Securities — Non-Agency	—	8,097,895	—	8,097,895
Inflation-Indexed Bonds	—	2,537,359	—	2,537,359
U.S. Treasury Obligations	21,158,053	—	—	21,158,053
U.S. Government & Agency Obligations	—	61,352,619	—	61,352,619
Foreign Government Obligations	—	9,140,735	—	9,140,735
Municipal Bonds	—	1,737,665	—	1,737,665
Total Bonds	21,158,053	365,873,742	60,906	387,092,701
Other
Senior Loans	—	474,009	—	474,009
Money Market Funds	75,846,799	—	—	75,846,799
Investments of Cash Collateral Received for Securities on Loan	—	68,471,122	—	68,471,122
Total Other	75,846,799	68,945,131	—	144,791,930
Investments in Securities	830,244,686	434,827,255	60,906	1,265,132,847
Derivatives(c)
Assets
Futures Contracts	33,296	—	—	33,296
Total	$830,277,982	$434,827,255	$60,906	$1,265,166,143

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Corporate Bonds and Residential Backed Securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the utilization of single market quotations from broker dealers, estimated cash flows of the security and observed yields on securities management deemed comparable.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Derivative instruments are valued at unrealized appreciation (depreciation).

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund

February 29, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Commercial Mortgage-Backed Securities — Non-Agency	Total
Balance as of August 31, 2011	$50,634	$1,981	$52,615
Accrued discounts/premiums	(157)	6	(151)
Realized gain (loss)	—	31	31
Change in unrealized appreciation (depreciation)*	2,444	523	2,967
Sales	(6,263)	(836)	(7,099)
Purchases	12,543	—	12,543
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of February 29, 2012	$59,201	$1,705	$60,906

*  Change in unrealized appreciation (depreciation) relating to securities held at February 29, 2012 was $2,967, which is comprised of Corporate Bonds & Notes of $2,444 and Commercial Mortgage-Backed Securities-Non-Agency of $523.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia Balanced Fund

February 29, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $969,533,868)	$1,120,814,926
Affiliated issuers (identified cost $75,846,799)	75,846,799
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $27,995,697)	27,995,697
Repurchase agreements (identified cost $40,475,425)	40,475,425
Total investments (identified cost $1,113,851,789)	1,265,132,847
Cash	1,511
Receivable for:
Investments sold	4,660,521
Capital shares sold	1,802,439
Dividends	1,608,215
Interest	2,685,957
Reclaims	6,925
Variation margin on futures contracts	49,656
Receivable for equity-linked notes (Note 8)	198,824
Prepaid expense	77,004
Trustees' deferred compensation plan	30,902
Other assets	3,553
Total assets	1,276,258,354
Liabilities
Due upon return of securities on loan	68,471,122
Payable for:
Investments purchased	1,926,255
Investments purchased on a delayed delivery basis	61,104,006
Capital shares purchased	948,735
Investment management fees	19,707
Distribution and service fees	6,981
Transfer agent fees	1,556
Administration fees	1,772
Plan administration fees	11,581
Chief compliance officer expenses	857
Expense reimbursement due to Investment Manager	920
Other expenses	66,424
Trustees' deferred compensation plan	30,903
Total liabilities	132,590,819
Net assets applicable to outstanding capital stock	$1,143,667,535

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities (continued) – Columbia Balanced Fund

February 29, 2012 (Unaudited)

Represented by
Paid-in capital	$1,143,959,315
Undistributed net investment income	1,814,672
Accumulated net realized loss	(153,552,330)
Unrealized appreciation (depreciation) on:
Investments	151,281,058
Foreign currency translations	40
Futures contracts	33,296
Receivables for equity-linked notes	131,484
Total — representing net assets applicable to outstanding capital stock	$1,143,667,535
*Value of securities on loan	$87,622,215
Net assets applicable to outstanding shares
Class A	$730,953,130
Class B	$14,128,591
Class C	$58,037,906
Class R	$755,111
Class R4	$57,970,751
Class R5	$14,129
Class Z	$281,807,917
Shares outstanding
Class A	26,607,308
Class B	515,449
Class C	2,117,304
Class R	27,503
Class R4	2,112,876
Class R5	515
Class Z	10,273,379
Net asset value per share
Class A(a)	$27.47
Class B	$27.41
Class C	$27.41
Class R	$27.46
Class R4	$27.44
Class R5	$27.43
Class Z	$27.43

(a)  The maximum offering price per share for Class A is $29.15. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia Balanced Fund

Six months ended February 29, 2012 (Unaudited)

Net investment income
Income:
Dividends	$6,154,968
Interest	6,230,907
Dividends from affiliates	52,204
Income from securities lending — net	33,561
Foreign taxes withheld	(17,964)
Total income	12,453,676
Expenses:
Investment management fees	3,278,587
Distribution fees
Class B	51,610
Class C	189,583
Class R	1,575
Service fees
Class A	837,133
Class B	17,203
Class C	63,194
Transfer agent fees
Class A	437,832
Class B	10,676
Class C	36,530
Class R	382
Class R4	10,377
Class R5	3
Class Z	191,807
Administration fees	295,423
Plan administration fees
Class R4	63,593
Compensation of board members	15,159
Custodian fees	31,935
Printing and postage fees	114,947
Registration fees	69,030
Professional fees	33,823
Chief compliance officer expenses	610
Other	13,285
Total expenses	5,764,297
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(206,716)
Expense reductions	(8,350)
Total net expenses	5,549,231
Net investment income	6,904,445
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,624,417
Foreign currency translations	164
Futures contracts	(156,645)
Net realized gain	4,467,936
Net change in unrealized appreciation (depreciation) on:
Investments	86,947,591
Foreign currency translations	(388)
Futures contracts	33,296
Receivables for equity-linked notes (Note 8)	73,327
Net change in unrealized appreciation	87,053,826
Net realized and unrealized gain	91,521,762
Net increase in net assets resulting from operations	$98,426,207

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia Balanced Fund

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011(a)
Operations
Net investment income	$6,904,445	$8,840,942
Net realized gain	4,467,936	72,785,885
Net change in unrealized appreciation (depreciation)	87,053,826	(68,061,197)
Net increase in net assets resulting from operations	98,426,207	13,565,630
Distributions to shareholders from:
Net investment income
Class A	(5,001,160)	(3,252,467)
Class B	(50,493)	(69,139)
Class C	(178,532)	(247,527)
Class R	(3,644)	(1,076)
Class R4	(381,559)	(193,796)
Class R5	(119)	(65)
Class Z	(2,063,629)	(3,981,481)
Net realized gains
Class A	(20,711,134)	—
Class B	(429,546)	—
Class C	(1,560,825)	—
Class R	(20,767)	—
Class R4	(1,557,751)	—
Class R5	(410)	—
Class Z	(7,758,803)	—
Total distributions to shareholders	(39,718,372)	(7,745,551)
Increase in net assets from share transactions	85,878,988	688,478,226
Total increase in net assets	144,586,823	694,298,305
Net assets at beginning of period	999,080,712	304,782,407
Net assets at end of period	$1,143,667,535	$999,080,712
Undistributed net investment income	$1,814,672	$2,589,363

(a)  Class R shares are for the period from September 27, 2010 (commencement of operations) to August 31, 2011. Class R4 and Class R5 shares are for the period from March 7, 2011 (commencement of operations) to August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets (continued) – Columbia Balanced Fund

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	2,975,847	77,464,819	4,097,494	109,789,727
Fund merger	—	—	20,549,276	561,494,311
Distributions reinvested	892,468	22,750,436	106,954	2,822,636
Redemptions	(2,499,447)	(64,484,204)	(2,310,903)	(61,991,295)
Net increase	1,368,868	35,731,051	22,442,821	612,115,379
Class B shares
Subscriptions	53,620	1,397,114	85,828	2,280,535
Fund merger	—	—	462,837	12,629,489
Distributions reinvested	16,657	425,031	2,073	53,855
Redemptions(b)	(102,104)	(2,648,987)	(290,998)	(7,827,535)
Net increase (decrease)	(31,827)	(826,842)	259,740	7,136,344
Class C shares
Subscriptions	384,906	10,081,252	665,018	17,720,656
Fund merger	—	—	363,653	9,925,779
Distributions reinvested	57,479	1,466,786	7,365	190,187
Redemptions	(180,763)	(4,706,739)	(275,801)	(7,323,615)
Net increase	261,622	6,841,299	760,235	20,513,007
Class R shares
Subscriptions	10,288	261,974	20,041	545,671
Fund merger	—	—	1,585	43,293
Distributions reinvested	943	24,065	39	1,036
Redemptions	(1,291)	(33,869)	(4,102)	(110,926)
Net increase	9,940	252,170	17,563	479,074
Class R4 shares
Subscriptions	286,747	7,473,871	140,928	3,826,921
Fund merger	—	—	2,037,460	55,628,315
Distributions reinvested	76,159	1,939,158	7,266	193,774
Redemptions	(125,292)	(3,270,469)	(310,392)	(8,389,940)
Net increase	237,614	6,142,560	1,875,262	51,259,070
Class R5 shares
Subscriptions	—	—	92	2,500
Fund merger	—	—	410	11,181
Distributions reinvested	12	313	1	34
Net increase	12	313	503	13,715
Class Z shares
Subscriptions	2,275,484	59,616,424	2,344,111	61,902,997
Distributions reinvested	307,330	7,817,775	123,335	3,182,331
Redemptions	(1,139,272)	(29,695,762)	(2,557,310)	(68,123,691)
Net increase (decrease)	1,443,542	37,738,437	(89,864)	(3,038,363)
Total net increase	3,289,771	85,878,988	25,266,260	688,478,226

(a)  Class R shares are for the period from September 27, 2010 (commencement of operations) to August 31, 2011. Class R4 and Class R5 shares are for the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia Balanced Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$26.06		$23.29		$22.46		$24.03		$24.77		$22.51
Income from investment operations:
Net investment income	0.17		0.37		0.35		0.47		0.53		0.48
Net realized and unrealized gain (loss)	2.25		2.79		0.85		(1.52)		(0.56)		2.26
Total from investment operations	2.42		3.16		1.20		(1.05)		(0.03)		2.74
Less distributions to shareholders from:
Net investment income	(0.20)		(0.39)		(0.37)		(0.52)		(0.56)		(0.48)
Net realized gains	(0.81)		—		—		—		(0.15)		—
Total distributions to shareholders	(1.01)		(0.39)		(0.37)		(0.52)		(0.71)		(0.48)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$27.47		$26.06		$23.29		$22.46		$24.03		$24.77
Total return	9.60%		13.57%		5.33%		(4.03%)		(0.22%)		12.26%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.13	%(c)	1.10%		1.02%		1.04%		0.99%		1.02%
Net expenses after fees waived or expenses reimbursed(d)	1.09	%(c)(e)	1.03	%(e)	1.02	%(e)	1.04	%(e)	0.99	%(e)	1.02	%(e)
Net investment income	1.33	%(c)(e)	1.38	%(e)	1.47	%(e)	2.33	%(e)	2.14	%(e)	1.98	%(e)
Supplemental data
Net assets, end of period (in thousands)	$730,953		$657,604		$65,112		$19,152		$10,712		$6,582
Portfolio turnover	62	%(f)	99%		89%		102%		94%		78%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 29, 2012

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Balanced Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$26.00		$23.24		$22.41		$23.99		$24.73		$22.47
Income from investment operations:
Net investment income	0.07		0.17		0.17		0.32		0.34		0.29
Net realized and unrealized gain (loss)	2.25		2.78		0.85		(1.53)		(0.56)		2.27
Total from investment operations	2.32		2.95		1.02		(1.21)		(0.22)		2.56
Less distributions to shareholders from:
Net investment income	(0.10)		(0.19)		(0.19)		(0.37)		(0.37)		(0.30)
Net realized gains	(0.81)		—		—		—		(0.15)		—
Total distributions to shareholders	(0.91)		(0.19)		(0.19)		(0.37)		(0.52)		(0.30)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$27.41		$26.00		$23.24		$22.41		$23.99		$24.73
Total return	9.18%		12.71%		4.56%		(4.82%)		(0.97%)		11.45%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.90	%(c)	1.84%		1.77%		1.79%		1.74%		1.77%
Net expenses after fees waived or expenses reimbursed(d)	1.86	%(c)(e)	1.78	%(e)	1.77	%(e)	1.79	%(e)	1.74	%(e)	1.77	%(e)
Net investment income	0.55	%(c)(e)	0.64	%(e)	0.73	%(e)	1.63	%(e)	1.37	%(e)	1.20	%(e)
Supplemental data
Net assets, end of period (in thousands)	$14,129		$14,227		$6,683		$6,934		$7,551		$6,955
Portfolio turnover	62	%(f)	99%		89%		102%		94%		78%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 29, 2012.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Balanced Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$25.99		$23.24		$22.42		$23.99		$24.73		$22.48
Income from investment operations:
Net investment income	0.07		0.17		0.17		0.31		0.34		0.29
Net realized and unrealized gain (loss)	2.26		2.77		0.84		(1.51)		(0.56)		2.26
Total from investment operations	2.33		2.94		1.01		(1.20)		(0.22)		2.55
Less distributions to shareholders from:
Net investment income	(0.10)		(0.19)		(0.19)		(0.37)		(0.37)		(0.30)
Net realized gains	(0.81)		—		—		—		(0.15)		—
Total distributions to shareholders	(0.91)		(0.19)		(0.19)		(0.37)		(0.52)		(0.30)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$27.41		$25.99		$23.24		$22.42		$23.99		$24.73
Total return	9.22%		12.67%		4.51%		(4.77%)		(0.97%)		11.40%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.89	%(c)	1.84%		1.77%		1.79%		1.74%		1.77%
Net expenses after fees waived or expenses reimbursed(d)	1.85	%(c)(e)	1.79	%(e)	1.77	%(e)	1.79	%(e)	1.74	%(e)	1.77	%(e)
Net investment income	0.57	%(c)(e)	0.62	%(e)	0.71	%(e)	1.57	%(e)	1.39	%(e)	1.20	%(e)
Supplemental data
Net assets, end of period (in thousands)	$58,038		$48,236		$25,462		$11,014		$3,209		$1,887
Portfolio turnover	62	%(f)	99%		89%		102%		94%		78%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 29, 2012.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Balanced Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Class R
Per share data
Net asset value, beginning of period	$26.04		$24.62
Income from investment operations:
Net investment income	0.14		0.30
Net realized and unrealized gain	2.26		1.35
Total from investment operations	2.40		1.65
Less distributions to shareholders from:
Net investment income	(0.17)		(0.23)
Net realized gains	(0.81)		—
Total distributions to shareholders	(0.98)		(0.23)
Net asset value, end of period	$27.46		$26.04
Total return	9.51%		6.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.37	%(c)	1.37	%(c)
Net expenses after fees waived or expenses reimbursed(d)	1.33	%(c)(e)	1.28	%(c)(e)
Net investment income	1.11	%(c)(e)	1.20	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$755		$457
Portfolio turnover	62	%(f)	99%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 29, 2012. .

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Balanced Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Class R4
Per share data
Net asset value, beginning of period	$26.02		$27.16
Income from investment operations:
Net investment income	0.18		0.18
Net realized and unrealized gain (loss)	2.26		(1.15	)(b)
Total from investment operations	2.44		(0.97)
Less distributions to shareholders from:
Net investment income	(0.21)		(0.17)
Net realized gains	(0.81)		—
Total distributions to shareholders	(1.02)		(0.17)
Net asset value, end of period	$27.44		$26.02
Total return	9.68%		(3.59%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.04	%(d)	1.02	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.04	%(d)	1.02	%(d)(f)
Net investment income	1.38	%(d)	1.40	%(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$57,971		$48,799
Portfolio turnover	62	%(g)	99%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 29, 2012.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Balanced Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Class R5
Per share data
Net asset value, beginning of period	$26.02		$27.16
Income from investment operations:
Net investment income	0.21		0.24
Net realized and unrealized gain (loss)	2.25		(1.18	)(b)
Total from investment operations	2.46		(0.94)
Less distributions to shareholders from:
Net investment income	(0.24)		(0.20)
Net realized gains	(0.81)		—
Total distributions to shareholders	(1.05)		(0.20)
Net asset value, end of period	$27.43		$26.02
Total return	9.79%		(3.46%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.79	%(d)	0.75	%(d)
Net expenses after fees waived or expenses reimbursed(e)	0.79	%(d)	0.73	%(d)(f)
Net investment income	1.63	%(d)	1.79	%(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$14		$13
Portfolio turnover	62	%(g)	99%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 29, 2012.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Balanced Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$26.02		$23.27		$22.43		$24.02		$24.75		$22.50
Income from investment operations:
Net investment income	0.20		0.43		0.41		0.52		0.58		0.53
Net realized and unrealized gain (loss)	2.25		2.77		0.86		(1.54)		(0.54)		2.26
Total from investment operations	2.45		3.20		1.27		(1.02)		0.04		2.79
Less distributions to shareholders from:
Net investment income	(0.23)		(0.45)		(0.43)		(0.57)		(0.62)		(0.54)
Net realized gains	(0.81)		—		—		—		(0.15)		—
Total distributions to shareholders	(1.04)		(0.45)		(0.43)		(0.57)		(0.77)		(0.54)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$27.43		$26.02		$23.27		$22.43		$24.02		$24.75
Total return	9.74%		13.78%		5.64%		(3.87%)		0.07%		12.49%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.90	%(c)	0.83%		0.77%		0.79%		0.74%		0.77%
Net expenses after fees waived or expenses reimbursed(d)	0.86	%(c)(e)	0.78	%(e)	0.77	%(e)	0.79	%(e)	0.74	%(e)	0.77	%(e)
Net investment income	1.56	%(c)(e)	1.62	%(e)	1.73	%(e)	2.62	%(e)	2.35	%(e)	2.19	%(e)
Supplemental data
Net assets, end of period (in thousands)	$281,808		$229,744		$207,526		$192,819		$176,113		$196,615
Portfolio turnover	62	%(f)	99%		89%		102%		94%		78%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 29, 2012.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – Columbia Balanced Fund
February 29, 2012 (Unaudited)

Note 1. Organization

Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean

Columbia Balanced Fund, February 29, 2012 (Unaudited)

of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to

Columbia Balanced Fund, February 29, 2012 (Unaudited)

monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at February 29, 2012

	Asset derivatives			Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Net assets—unrealized appreciation on futures contracts	$33,296	*	Net assets—unrealized depreciation on futures contracts	—	*

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Balanced Fund, February 29, 2012 (Unaudited)

Effect of Derivative Instruments in the Statement of Operations for the Year Ended February 29, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Interest rate contracts	$(156,645)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts
Interest rate contracts	$33,296

Volume of Derivative Instruments for the Year Ended February 29, 2012

Contracts Opened
Futures Contracts	630

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security's interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by

Columbia Balanced Fund, February 29, 2012 (Unaudited)

the REITs which could result in a proportionate increase in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended February 29, 2012 was 0.64% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 29, 2012 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation

Columbia Balanced Fund, February 29, 2012 (Unaudited)

Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended February 29, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.15
Class C	0.14
Class R	0.12
Class R4	0.04
Class R5	0.04
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2012, these minimum account balance fees reduced total expenses by $8,350.

In connection with the acquisition of RiverSource Balanced Fund (see Note 10), the fund assumed the assets and obligations of RiverSource Balanced Fund, which together with certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At February 29, 2012, the Fund's total potential future obligation over the life of the Guaranty is $43,292. The liability remaining at February 29, 2012 for non-recurring charges associated with the lease amounted to $29,951 and is included within other accrued expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at February 29, 2012 is included in other assets in the Statement of Assets and Liabilities at cost of $3,553.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of

Columbia Balanced Fund, February 29, 2012 (Unaudited)

0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $413,932 for Class A, $3,943 for Class B and $4,043 for Class C shares for the six months ended February 29, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.11%
Class B	1.86
Class C	1.86
Class R	1.36
Class R4	1.05
Class R5	0.80
Class Z	0.86

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2012, the cost of investments for federal income tax purposes was approximately $1,113,852,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$156,111,000
Unrealized depreciation	$(4,830,000)
Net unrealized appreciation	$151,281,000

Columbia Balanced Fund, February 29, 2012 (Unaudited)

The following capital loss carryforward, determined as of August 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2015	$4,597,534
2016	38,666,884
2017	110,564,060
Total	$153,828,478

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $667,021,620 and $627,843,638, respectively, for the six months ended February 29, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At February 29, 2012, securities valued at $87,622,215 were on loan, secured by U.S. government securities valued at $21,467,411 and by cash collateral of $68,471,123 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

Columbia Balanced Fund, February 29, 2012 (Unaudited)

Net income earned from securities lending for the six months ended February 29, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Lehman Brothers Holdings Inc. Equity-Linked Notes

In connection with the acquisition of RiverSource Balanced Fund (see Note 10), the Fund holds investments in two equity-linked notes (notes) for which Lehman Brothers Holdings Inc. (Lehman Brothers) is the counterparty. The notes (with an aggregate principal amount of $696,000 million) defaulted as of their respective maturity dates, September 14, 2008 and October 2, 2008. Lehman Brothers filed a Chapter 11 bankruptcy petition on September 15, 2008, and as such, it is likely that the Fund will receive less than the maturity value of the notes, pending the outcome of the bankruptcy proceedings. Based on the bankruptcy proceedings, the Fund recorded receivables aggregating $67,340 based on the estimated amounts recoverable for the notes. The estimates of the amounts recoverable for the notes are periodically adjusted by the Investment Manager based on the observable trading price of Lehman Brothers senior notes, which provide an indication of amounts recoverable through the bankruptcy proceedings. Any changes to the receivable balances resulting from such adjustments are recorded as a change in unrealized appreciation or depreciation in the Statement of Operations. At February 29, 2012, the value of the receivable balances was approximately $198,824, which represented 0.02% of the Fund's net assets.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended February 29, 2012.

Note 10. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Balanced Fund. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $394,712,235 and the combined net assets immediately after the acquisition were $1,034,444,603.

The merger was accomplished by a tax-free exchange of 61,221,026 shares of RiverSource Balanced Fund valued at $639,732,368 (including $115,994,312 of unrealized appreciation).

Columbia Balanced Fund, February 29, 2012 (Unaudited)

In exchange for RiverSource Balanced Fund shares, the Fund issued the following number of shares:

Shares
Class A	20,549,276
Class B	462,837
Class C	363,653
Class R	1,585
Class R4	2,037,460
Class R5	410

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource Balanced Fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Balanced Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on September 1, 2010, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended August 31, 2011 would have been approximately $15.2 million, $108.9 million, $4.3 million and $128.4 million, respectively.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and rules in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth

Columbia Balanced Fund, February 29, 2012 (Unaudited)

Circuit upheld the grant of summary judgment by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Balanced Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Columbia Balanced Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1390 C (4/12)

Columbia Mid Cap Growth Fund

Semiannual Report for the Period Ended February 29, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	3

Portfolio of Investments	4

Statement of Assets and Liabilities	11

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	17

Notes to Financial Statements	27

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Americans were dispirited in the fourth quarter of 2011 by Washington's inability to reach a plan for deficit reduction and Europe's piecemeal attempt to address its own fiscal issues. Yet, there was sufficient good news to encourage risk taking, buoying both stocks and bonds to solid gains.

U.S. economic data surprised on the upside and fears of recession abated. With the bar of expectations set low, investors responded positively to the announcement that the economy had expanded by 1.8% in the third quarter. Consumer confidence improved, even though consumers remain under pressure with no real increase in disposable income and a continued decline in household net worth. Headline inflation—which tracks a broad range of consumer expenditures, including food and energy—declined. Even manufacturing held its ground.

Against this backdrop, the U.S. equity markets logged solid returns. The S&P 500 Index gained 11.82%, moving into positive territory for the year with quarterly advances in all ten sectors. Mid- and small-cap stocks did even better. Value outperformed growth across all market capitalizations. Energy stocks led the market, as the price of oil moved above $100 a barrel in December. Industrials and materials stocks rose, buoyed by improving economic data. The U.S. fixed-income markets logged modest but solid returns. High-yield bonds were the best performers as the economy showed signs of improvement. Emerging market bonds were strong performers, as inflation came under control in key regions. Municipal bonds and Treasuries eked out only modest gains, as investors moved away from quality in favor of riskier assets.

While fourth quarter gains were encouraging, challenges still remain. Columbia Management, however, remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $326 billion under management as of December 31, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The strong line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of December 31, 2011, Columbia Management offers 52 funds rated either 4 or 5 stars by Morningstar.*

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

* All ratings are based on Class Z shares as of 12/31/2011. Out of 119 Class Z share Columbia funds rated by Morningstar, 7 funds received a 5-star Overall Rating and 45 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges/loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Mid Cap Growth Fund

Average annual total return as of 02/29/12 (%)

Share class	A*		B*		C*		I*
Inception	11/01/02		11/01/02		10/13/03		09/27/10
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	8.42	2.19	7.96	2.96	8.03	7.03	8.68
1-year	1.33	–4.49	0.49	–4.36	0.56	–0.41	1.76
5-year	5.34	4.10	4.54	4.20	4.56	4.56	5.66
10-year	6.97	6.34	6.16	6.16	6.22	6.22	7.31

Average annual total return as of 02/29/12 (%)

Share class	R*	R5*	T*		W*	Y*	Z
Inception	01/23/06	03/07/11	11/01/02		09/27/10	07/15/09	11/20/85
Sales charge	without	without	without	with	without	without	without
6-month (cumulative)	8.26	8.64	8.39	2.15	8.41	8.61	8.53
1-year	1.05	1.73	1.26	–4.56	1.33	1.66	1.55
5-year	5.08	5.64	5.29	4.05	5.36	5.65	5.60
10-year	6.75	7.30	6.95	6.32	7.02	7.30	7.28

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A and Class T shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisors, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I, Class Y and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R and Class W shares are sold at net asset value with distribution (Rule 12b-1) fees. Class I, Class R, Class W, Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's Class Z shares, the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small- and mid-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid.

1The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

2The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of
02/29/12

+8.42%

Class A shares (without sales charge)

+12.10%

Russell Midcap Growth Index[1]

+12.11%

Russell Midcap Index[2]

Net asset value per share

as of 02/29/12 ($)
Class A	27.02
Class B	24.93
Class C	25.02
Class I	27.89
Class R	26.58
Class R5	27.86
Class T	26.98
Class W	27.03
Class Y	27.84
Class Z	27.81

Distributions declared per share

08/01/11 – 02/29/12 ($)
Class A	0.83
Class B	0.83
Class C	0.83
Class I	0.83
Class R	0.83
Class R5	0.83
Class T	0.83
Class W	0.83
Class Y	0.83
Class Z	0.83

1

Performance Information – Columbia Mid Cap Growth Fund

Portfolio breakdown1

as of 02/29/12 (%)
Consumer Discretionary	21.4
Consumer Staples	5.6
Energy	10.1
Financials	6.4
Health Care	13.8
Industrials	12.2
Information Technology	20.4
Materials	5.5
Telecommunication Services	0.7
Utilities	0.7
Other[2]	3.2

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

2Includes investments in affiliated money market fund.

Top 10 holdings1

as of 02/29/12 (%)
Herbalife Ltd.	1.6
Concho Resources, Inc.	1.5
CF Industries Holdings, Inc.	1.3
Watson Pharmaceuticals, Inc.	1.3
Edwards Lifesciences Corp.	1.3
Electronic Arts, Inc.	1.3
Panera Bread Co., Class A	1.3
Avago Technologies Ltd.	1.2
Tempur-Pedic International, Inc.	1.2
Joy Global, Inc.	1.2

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and affiliated money market fund).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

2

Understanding Your Expenses – Columbia Mid Cap Growth Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2011 – February 29, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,084.20	1,018.80	6.32	6.12	1.22
Class B	1,000.00	1,000.00	1,079.60	1,014.92	10.34	10.02	2.00
Class C	1,000.00	1,000.00	1,080.30	1,015.02	10.24	9.92	1.98
Class I	1,000.00	1,000.00	1,086.80	1,020.93	4.10	3.97	0.79
Class R	1,000.00	1,000.00	1,082.60	1,017.50	7.66	7.42	1.48
Class R5	1,000.00	1,000.00	1,086.40	1,020.93	4.10	3.97	0.79
Class T	1,000.00	1,000.00	1,083.90	1,018.50	6.63	6.42	1.28
Class W	1,000.00	1,000.00	1,084.10	1,018.85	6.27	6.07	1.21
Class Y	1,000.00	1,000.00	1,086.10	1,020.49	4.56	4.42	0.88
Class Z	1,000.00	1,000.00	1,085.30	1,020.04	5.03	4.87	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

3

Portfolio of Investments – Columbia Mid Cap Growth Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.7%
CONSUMER DISCRETIONARY 21.4%
Auto Components 2.3%
BorgWarner, Inc.(a)(b)	149,430	$12,378,781
Gentex Corp.(a)	702,160	16,606,084
Lear Corp.	451,360	20,405,986
Total		49,390,851
Diversified Consumer Services 0.5%
New Oriental Education & Technology Group, ADR(b)	404,450	10,721,969
Hotels, Restaurants & Leisure 3.7%
Chipotle Mexican Grill, Inc.(a)(b)	54,590	21,302,110
Panera Bread Co., Class A(b)	169,040	26,130,203
Starwood Hotels & Resorts Worldwide, Inc.(a)	298,120	16,068,668
Wynn Resorts Ltd.	128,000	15,173,120
Total		78,674,101
Household Durables 1.7%
D.R. Horton, Inc.(a)	829,980	11,901,913
Tempur-Pedic International, Inc.(a)(b)	309,153	24,423,087
Total		36,325,000
Internet & Catalog Retail 1.5%
priceline.com, Inc.(b)	22,085	13,847,736
TripAdvisor, Inc.(a)(b)	577,860	18,624,428
Total		32,472,164
Leisure Equipment & Products 0.6%
Polaris Industries, Inc.(a)	194,614	12,856,201
Media 2.1%
CBS Corp., Class B Non Voting	522,880	15,634,112
Discovery Communications, Inc., Class A(a)(b)	405,090	18,897,449
DISH Network Corp., Class A	369,130	10,767,522
Total		45,299,083
Multiline Retail 0.8%
Nordstrom, Inc.	333,380	17,875,836
Specialty Retail 5.8%
AutoZone, Inc.(b)	29,140	10,912,347
Bed Bath & Beyond, Inc.(b)	298,740	17,846,728
Dick's Sporting Goods, Inc.(a)	286,665	12,831,125
Limited Brands, Inc.	440,570	20,499,722
O'Reilly Automotive, Inc.(a)(b)	197,710	17,101,915
TJX Companies, Inc.	538,940	19,730,593
Tractor Supply Co.(a)	124,650	10,653,836
Ulta Salon Cosmetics & Fragrance, Inc.(b)	191,880	15,972,091
Total		125,548,357
Textiles, Apparel & Luxury Goods 2.4%
Fossil, Inc.(a)(b)	134,295	16,381,304
Lululemon Athletica, Inc.(b)	165,560	11,095,831
Ralph Lauren Corp.	68,310	11,867,496
Under Armour, Inc., Class A(a)(b)	142,460	12,713,131
Total		52,057,762
TOTAL CONSUMER DISCRETIONARY		461,221,324
CONSUMER STAPLES 5.6%
Beverages 1.3%
Coca-Cola Enterprises, Inc.	372,600	10,768,140
Monster Beverage Corp.(a)(b)	283,060	16,188,201
Total		26,956,341

Issuer	Shares	Value
Common Stocks (continued)
CONSUMER STAPLES (cont.)
Food & Staples Retailing 0.8%
Whole Foods Market, Inc.	208,340	$16,821,371
Food Products 1.5%
Green Mountain Coffee Roasters, Inc.(a)(b)	127,390	8,276,528
HJ Heinz Co.	220,500	11,622,555
Mead Johnson Nutrition Co.	166,970	12,981,918
Total		32,881,001
Personal Products 2.0%
Estee Lauder Companies, Inc. (The), Class A	187,760	10,991,470
Herbalife Ltd.	489,240	32,392,581
Total		43,384,051
TOTAL CONSUMER STAPLES		120,042,764
ENERGY 10.0%
Energy Equipment & Services 3.6%
Cameron International Corp.(b)	389,459	21,696,761
CARBO Ceramics, Inc.(a)	116,880	10,712,052
Ensco PLC, ADR	185,580	10,819,314
Oil States International, Inc.(a)(b)	155,520	12,631,335
Superior Energy Services, Inc.(b)	365,121	10,712,650
Tidewater, Inc.	188,160	11,195,520
Total		77,767,632
Oil, Gas & Consumable Fuels 6.4%
Alpha Natural Resources, Inc.(b)	616,600	11,444,096
Cabot Oil & Gas Corp.	327,670	11,429,130
Concho Resources, Inc.(b)	285,481	30,500,790
Continental Resources, Inc.(a)(b)	214,980	19,494,387
Denbury Resources, Inc.(b)	584,230	11,632,019
HollyFrontier Corp.	325,010	10,605,076
Peabody Energy Corp.	266,700	9,302,496
Pioneer Natural Resources Co.	94,380	10,347,823
SM Energy Co.	171,260	13,481,587
World Fuel Services Corp.(a)	246,299	10,260,816
Total		138,498,220
TOTAL ENERGY		216,265,852
FINANCIALS 6.4%
Capital Markets 1.0%
Affiliated Managers Group, Inc.(b)	205,038	21,813,993
Commercial Banks 0.5%
Signature Bank(a)(b)	193,280	11,473,100
Diversified Financial Services 1.5%
IntercontinentalExchange, Inc.(b)	103,150	14,230,574
Moody's Corp.(a)	464,905	17,949,982
Total		32,180,556
Real Estate Investment Trusts (REITs) 1.7%
Digital Realty Trust, Inc.(a)	148,750	10,784,375
Home Properties, Inc.(a)	175,070	10,089,284
Plum Creek Timber Co., Inc.(a)	395,200	15,476,033
Total		36,349,692
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A(b)	635,701	11,652,399
Jones Lang LaSalle, Inc.	158,850	12,931,979
Total		24,584,378

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Mid Cap Growth Fund

February 29, 2012 (Unaudited)

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS (cont.)
Thrifts & Mortgage Finance 0.5%
BankUnited, Inc.	485,795	$11,187,859
TOTAL FINANCIALS		137,589,578
HEALTH CARE 13.7%
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc.(b)	281,572	23,576,023
Dendreon Corp.(a)(b)	896,065	10,089,692
Total		33,665,715
Health Care Equipment & Supplies 3.1%
CR Bard, Inc.	85,005	7,958,168
Edwards Lifesciences Corp.(a)(b)	375,690	27,474,210
Intuitive Surgical, Inc.(a)(b)	25,515	13,053,984
Varian Medical Systems, Inc.(a)(b)	284,290	18,549,923
Total		67,036,285
Health Care Providers & Services 4.4%
AmerisourceBergen Corp.(a)	489,670	18,289,174
Brookdale Senior Living, Inc.(a)(b)	1,272,660	23,722,382
DaVita, Inc.(a)(b)	187,340	16,214,277
Express Scripts, Inc.(a)(b)	283,745	15,132,121
Laboratory Corp. of America Holdings(a)(b)	230,895	20,755,152
Total		94,113,106
Health Care Technology 0.6%
Cerner Corp.(a)(b)	166,190	12,269,808
Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc.(b)	369,330	16,110,174
Covance, Inc.(a)(b)	327,020	15,608,665
Illumina, Inc.(a)(b)	131,080	6,717,850
Waters Corp.(b)	126,770	11,358,592
Total		49,795,281
Pharmaceuticals 1.8%
Endo Pharmaceuticals Holdings, Inc.(b)	298,890	11,079,852
Watson Pharmaceuticals, Inc.(b)	478,095	27,882,501
Total		38,962,353
TOTAL HEALTH CARE		295,842,548
INDUSTRIALS 12.2%
Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc.	508,010	22,164,476
Commercial Services & Supplies 1.0%
Stericycle, Inc.(a)(b)	250,745	21,757,144
Electrical Equipment 2.8%
AMETEK, Inc.	473,215	22,525,034
Regal-Beloit Corp.(a)	157,998	10,664,865
Rockwell Automation, Inc.	200,190	16,011,196
Sensata Technologies Holding NV(a)(b)	353,270	11,445,948
Total		60,647,043
Machinery 3.4%
Cummins, Inc.	178,945	21,575,399
Gardner Denver, Inc.(a)	203,550	13,979,814
Joy Global, Inc.	279,050	24,266,188
Pall Corp.	199,465	12,656,054
Total		72,477,455
Marine 0.4%
Kirby Corp.(a)(b)	131,838	9,046,723

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Professional Services 1.6%
IHS, Inc., Class A(a)(b)	203,395	$19,235,065
Verisk Analytics, Inc., Class A(b)	368,970	16,050,195
Total		35,285,260
Road & Rail 1.4%
JB Hunt Transport Services, Inc.(a)	289,260	14,813,005
Kansas City Southern(b)	218,645	15,213,319
Total		30,026,324
Trading Companies & Distributors 0.6%
WW Grainger, Inc.	57,016	11,843,934
TOTAL INDUSTRIALS		263,248,359
INFORMATION TECHNOLOGY 20.4%
Communications Equipment 1.5%
Acme Packet, Inc.(a)(b)	417,000	12,710,160
F5 Networks, Inc.(b)	150,980	18,866,461
Total		31,576,621
Computers & Peripherals 0.6%
SanDisk Corp.(b)	260,390	12,878,889
Electronic Equipment, Instruments & Components 0.6%
Trimble Navigation Ltd.(a)(b)	261,690	13,160,390
Internet Software & Services 0.6%
Rackspace Hosting, Inc.(a)(b)	262,820	13,729,717
IT Services 3.3%
Alliance Data Systems Corp.(a)(b)	153,665	18,648,784
Cognizant Technology Solutions Corp., Class A(b)	151,760	10,767,372
Fiserv, Inc.(b)	183,740	12,181,962
Teradata Corp.(a)(b)	253,360	16,861,108
Western Union Co. (The)	743,640	12,991,391
Total		71,450,617
Semiconductors & Semiconductor Equipment 4.9%
Avago Technologies Ltd.	677,490	25,480,399
KLA-Tencor Corp.	330,950	16,017,980
Linear Technology Corp.	520,820	17,437,054
Microchip Technology, Inc.(a)	292,130	10,537,129
Novellus Systems, Inc.(b)	304,710	14,162,921
ON Semiconductor Corp.(b)	2,392,990	21,704,419
Total		105,339,902
Software 8.9%
Autodesk, Inc.(b)	289,160	10,944,706
Check Point Software Technologies Ltd.(a)(b)	217,095	12,626,245
Citrix Systems, Inc.(b)	213,485	15,955,869
Electronic Arts, Inc.(b)	1,600,980	26,144,003
Fortinet, Inc.(a)(b)	544,598	14,731,376
Informatica Corp.(a)(b)	275,030	13,520,475
Intuit, Inc.	318,890	18,444,598
Nuance Communications, Inc.(b)	750,860	19,462,291
Red Hat, Inc.(b)	209,810	10,377,203
Rovi Corp.(a)(b)	592,994	21,039,427
Solera Holdings, Inc.(a)	225,630	10,830,240
TIBCO Software, Inc.(b)	599,385	17,364,183
Total		191,440,616
TOTAL INFORMATION TECHNOLOGY		439,576,752

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Mid Cap Growth Fund

February 29, 2012 (Unaudited)

Issuer	Shares	Value
Common Stocks (continued)
MATERIALS 5.5%
Chemicals 1.8%
Celanese Corp., Class A	234,125	$11,137,326
CF Industries Holdings, Inc.	150,630	28,017,180
Total		39,154,506
Containers & Packaging 1.5%
Crown Holdings, Inc.(b)	493,090	18,229,537
Rock-Tenn Co., Class A	189,860	13,383,232
Total		31,612,769
Metals & Mining 2.2%
Cliffs Natural Resources, Inc.(a)	155,760	9,887,645
Royal Gold, Inc.	262,670	18,242,432
Silver Wheaton Corp.	488,850	18,757,174
Total		46,887,251
TOTAL MATERIALS		117,654,526
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Crown Castle International Corp.(a)(b)	309,810	16,051,256
TOTAL TELECOMMUNICATION SERVICES		16,051,256
UTILITIES 0.7%
Electric Utilities 0.7%
ITC Holdings Corp.(a)	205,160	15,485,477
TOTAL UTILITIES		15,485,477
Total Common Stocks (Cost: $1,645,678,658)		$2,082,978,436
	Shares	Value
Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.166%(c)(d)	68,394,088	68,394,088
Total Money Market Funds (Cost: $68,394,088)		$68,394,088

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 20.5%
Asset-Backed Commercial Paper 1.6%
Atlantis One 08/01/12	0.662%	9,966,634	$9,966,634
Barton Capital Corporation 03/07/12	0.270%	19,998,950	19,998,950
KELLS FUNDING, LLC 04/13/12	0.581%	1,997,003	1,997,003
07/02/12	0.601%	2,993,550	2,993,550
Total			34,956,137
Certificates of Deposit 10.0%
ABM AMRO Bank N.V. 03/21/12	0.310%	9,997,503	9,997,503
Bank of Nova Scotia 05/03/12	0.394%	9,000,000	9,000,000
07/26/12	0.324%	4,000,000	4,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Barclays Bank PLC 04/18/12	0.600%	$15,000,000	$15,000,000
Branch Banking & Trust Corporation 07/12/12	0.420%	10,000,000	10,000,000
Credit Suisse 03/08/12	0.540%	5,000,000	5,000,000
03/20/12	0.590%	5,000,000	5,000,000
DZ Bank AG 03/12/12	0.250%	10,000,000	10,000,000
DnB NOR ASA 03/01/12	0.450%	3,000,000	3,000,000
03/15/12	0.520%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts 03/09/12	0.330%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd. 03/12/12	0.250%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp. 05/31/12	0.390%	5,000,064	5,000,064
National Australia Bank 04/30/12	0.394%	8,000,000	8,000,000
08/16/12	0.343%	8,000,000	8,000,000
National Bank of Canada 05/08/12	0.410%	12,000,000	12,000,000
Nordea Bank AB 03/13/12	0.520%	10,000,000	10,000,000
Norinchukin Bank 05/21/12	0.470%	12,000,000	12,000,000
Rabobank 04/23/12	0.500%	10,000,000	10,000,000
Skandinaviska Enskilda Banken 04/16/12	0.360%	10,000,000	10,000,000
Standard Chartered Bank PLC 04/03/12	0.570%	20,000,000	20,000,000
Sumitomo Trust & Banking Co., Ltd. 05/29/12	0.370%	7,000,000	7,000,000
Svenska Handelsbanken 03/01/12	0.460%	3,000,000	3,000,000
Union Bank of Switzerland 03/02/12	0.530%	10,000,000	10,000,000
04/09/12	0.590%	5,000,000	5,000,000
Total			215,997,567
Commercial Paper 4.9%
Australia and New Zealand Bank Group, Ltd. 04/25/12	0.461%	7,981,293	7,981,293
Development Bank of Singapore Ltd. 08/02/12	0.551%	9,973,417	9,973,417
ERSTE ABWICKLUNGSANSTALT 04/23/12	0.701%	1,996,461	1,996,461
Foreningsparbanken (Swedbank) 03/21/12	0.425%	9,993,625	9,993,625
04/02/12	0.400%	4,996,611	4,996,611
HSBC Bank PLC 04/13/12	0.481%	7,980,480	7,980,480
Nordea Bank AB 07/24/12	0.627%	1,993,681	1,993,681
Skandinaviska Enskilda Banken AB 03/27/12	0.400%	11,991,867	11,991,867

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Mid Cap Growth Fund

February 29, 2012 (Unaudited)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (cont.)
State Development Bank of NorthRhine-Westphalia 03/13/12	0.240%	$4,999,033	$4,999,033
Suncorp Metway Ltd. 04/02/12	0.480%	9,992,000	9,992,000
04/11/12	0.480%	7,993,280	7,993,280
Svenska Handelsbank 05/23/12	0.300%	4,996,458	4,996,458
The Commonwealth Bank of Australia 04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp. 04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd. 04/20/12	0.531%	9,973,058	9,973,058
Total			104,835,391
Repurchase Agreements 4.0%
Citigroup Global Markets, Inc.(e) dated 02/29/12, matures 03/01/12, repurchase price $10,000,036	0.130%	10,000,000	10,000,000
repurchase price $5,000,018	0.130%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $9,347,892(e)	0.160%	9,347,851	9,347,851

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Natixis Financial Products, Inc. dated 02/29/12, matures 03/01/12, repurchase price $25,000,153(e)	0.220%	$25,000,000	$25,000,000
Pershing LLC dated 02/29/12, matures 03/01/12, repurchase price $2,000,016(e)	0.290%	2,000,000	2,000,000
RBS Securities, Inc. dated 02/29/12, matures 03/01/12, repurchase price $25,000,139(e)	0.200%	25,000,000	25,000,000
Royal Bank of Canada dated 02/29/12, matures 03/01/12, repurchase price $1,000,053(e)	0.190%	10,000,000	10,000,000
Total			86,347,851
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $442,136,946)			$442,136,946
Total Investments (Cost: $2,156,209,692)			$2,593,509,470
Other Assets & Liabilities, Net			(439,296,167)
Net Assets			$2,154,213,303

Notes to Portfolio of Investments

(a)  At February 29, 2012, security was partially or fully on loan.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at February 29, 2012.

(d)  Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$78,257,815	$578,549,797	$(588,413,524)	$—	$68,394,088	$49,239	$68,394,088

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Mid Cap Growth Fund

February 29, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$2,392,734
Fannie Mae-Aces	264,929
Freddie Mac REMICS	1,919,413
Government National Mortgage Association	522,924
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$4,785,468
Fannie Mae-Aces	529,857
Freddie Mac REMICS	3,838,826
Government National Mortgage Association	1,045,849
Total Market Value of Collateral Securities	$10,200,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$6,692,153
Ginnie Mae II Pool	2,842,677
Total Market Value of Collateral Securities	$9,534,830

Natixis Financial Products, Inc. (0.220%)

Security Description	Value
Fannie Mae Pool	$1,257,669
Fannie Mae REMICS	9,366,693
Freddie Mac Gold Pool	1,151,505
Freddie Mac REMICS	5,523,053
Government National Mortgage Association	1,648,624
United States Treasury Note/Bond	6,552,612
Total Market Value of Collateral Securities	$25,500,156

Pershing LLC (0.290%)

Security Description	Value
Fannie Mae Pool	$326,507
Fannie Mae REMICS	275,343
Fannie Mae-Aces	2,775
Federal Farm Credit Bank	24,674
Federal Home Loan Banks	26,538
Federal Home Loan Mortgage Corp	62,556
Federal National Mortgage Association	77,156
Freddie Mac Gold Pool	132,490
Freddie Mac Non Gold Pool	37,004
Freddie Mac Reference REMIC	9
Freddie Mac REMICS	256,456
Ginnie Mae I Pool	334,671
Ginnie Mae II Pool	298,381
Government National Mortgage Association	107,067
United States Treasury Note/Bond	73,837
United States Treasury Strip Coupon	4,536
Total Market Value of Collateral Securities	$2,040,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Mid Cap Growth Fund

February 29, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.200%)

Security Description	Value
United States Treasury Note/Bond	$25,500,095
Total Market Value of Collateral Securities	$25,500,095

Royal Bank of Canada (0.190%)

Security Description	Value
Fannie Mae Pool	$7,375,600
Freddie Mac Gold Pool	1,819,540
Freddie Mac Non Gold Pool	1,004,860
Total Market Value of Collateral Securities	$10,200,000

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia Mid Cap Growth Fund

February 29, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of February 29, 2012:

	Fair value at February 29, 2012
Description(a)	Level 1 Quoted Prices in Active Markets for identical Assets(b)	Level 2 Other Significant Observable inputs	Level 3 Significant Unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$461,221,324	$—	$—	$461,221,324
Consumer Staples	120,042,764	—	—	120,042,764
Energy	216,265,852	—	—	216,265,852
Financials	137,589,578	—	—	137,589,578
Health Care	295,842,548	—	—	295,842,548
Industrials	263,248,359	—	—	263,248,359
Information Technology	439,576,752	—	—	439,576,752
Materials	117,654,526	—	—	117,654,526
Telecommunication Services	16,051,256	—	—	16,051,256
Utilities	15,485,477	—	—	15,485,477
Total Equity Securities	2,082,978,436	—	—	2,082,978,436
Other
Money Market Funds	68,394,088	—	—	68,394,088
Investments of Cash Collateral Received for Securities on Loan	—	442,136,946	—	442,136,946
Total Other	68,394,088	442,136,946	—	510,531,034
Total	$2,151,372,524	$442,136,946	$—	$2,593,509,470

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities – Columbia Mid Cap Growth Fund

February 29, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,645,678,658)	$2,082,978,436
Affiliated issuers (identified cost $68,394,088)	68,394,088
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $355,789,095)	355,789,095
Repurchase agreements (identified cost $86,347,851)	86,347,851
Total investments (identified cost $2,156,209,692)	2,593,509,470
Cash	5,664
Receivable for:
Investments sold	39,362,001
Capital shares sold	2,430,879
Dividends	1,488,903
Interest	124,759
Prepaid expense	29,926
Trustees' deferred compensation plan	83,134
Other assets	2,199
Total assets	2,637,036,935
Liabilities
Due upon return of securities on loan	442,136,946
Payable for:
Investments purchased	31,124,505
Capital shares purchased	9,046,510
Investment management fees	40,790
Distribution fees	4,975
Transfer agent fees	102,191
Administration fees	3,180
Chief compliance officer expenses	1,700
Other expenses	279,701
Trustees' deferred compensation plan	83,134
Total liabilities	482,823,632
Net assets applicable to outstanding capital stock	$2,154,213,303

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Assets and Liabilities (continued) – Columbia Mid Cap Growth Fund

February 29, 2012 (Unaudited)

Represented by
Paid-in capital	$1,816,776,830
Undistributed net investment income	50,383
Accumulated net realized loss	(99,913,688)
Unrealized appreciation (depreciation) on:
Investments	437,299,778
Total — representing net assets applicable to outstanding capital stock	$2,154,213,303
*Value of securities on loan	$429,742,830
Net assets applicable to outstanding shares
Class A	$348,379,153
Class B	$6,618,945
Class C	$49,031,986
Class I	$265,814,951
Class R	$25,135,091
Class R5	$2,383,398
Class T	$22,524,023
Class W	$72,697,062
Class Y	$34,581
Class Z	$1,361,594,113
Shares outstanding
Class A	12,895,372
Class B	265,448
Class C	1,960,055
Class I	9,532,030
Class R	945,614
Class R5	85,534
Class T	834,900
Class W	2,689,545
Class Y	1,242
Class Z	48,957,729
Net asset value per share
Class A‡	$27.02
Class B	$24.93
Class C	$25.02
Class I	$27.89
Class R	$26.58
Class R5	$27.86
Class T‡	$26.98
Class W	$27.03
Class Y	$27.84
Class Z	$27.81

‡  The maximum offering price per share for Class A is $28.67 and Class T is $28.63. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Operations – Columbia Mid Cap Growth Fund

Six months ended February 29, 2012 (Unaudited)

Net investment income
Income:
Dividends	$9,485,333
Dividends from affiliates	49,239
Income from securities lending — net	595,426
Foreign taxes withheld	(5,104)
Total income	10,124,894
Expenses:
Investment management fees	6,689,296
Distribution fees
Class B	25,697
Class C	191,476
Class R	64,813
Service fees
Class A	390,587
Class B	8,566
Class C	63,825
Class W	75,645
Shareholder service fee — Class T	31,754
Transfer agent fees
Class A	292,377
Class B	7,464
Class C	51,620
Class R	25,882
Class R5	24
Class T	20,993
Class W	52,976
Class Y	14
Class Z	1,122,505
Administration fees	519,573
Compensation of board members	26,908
Custodian fees	16,503
Printing and postage fees	106,660
Registration fees	100,197
Professional fees	41,767
Chief compliance officer expenses	1,077
Other	42,610
Total expenses	9,970,809
Expense reductions	(20,597)
Total net expenses	9,950,212
Net investment income	174,682
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(6,307,801)
Net realized loss	(6,307,801)
Net change in unrealized appreciation (depreciation) on:
Investments	183,875,249
Net change in unrealized appreciation	183,875,249
Net realized and unrealized gain	177,567,448
Net increase in net assets resulting from operations	$177,742,130

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets – Columbia Mid Cap Growth Fund

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011(a)(b)
Operations
Net investment income (loss)	$174,682	$(7,190,555)
Net realized gain (loss)	(6,307,801)	228,761,872
Net change in unrealized appreciation	183,875,249	44,832,669
Net increase in net assets resulting from operations	177,742,130	266,403,986
Distributions to shareholders from:
Net realized gains
Class A	(10,402,453)	—
Class B	(244,122)	—
Class C	(1,847,154)	—
Class I	(7,452,588)	—
Class R	(898,218)	—
Class R5	(68,559)	—
Class T	(689,253)	—
Class W	(2,109,978)	—
Class Y	(1,009)	—
Class Z	(38,781,757)	—
Total distributions to shareholders	(62,495,091)	—
Increase (decrease) in net assets from share transactions	197,916,014	481,749,579
Proceeds from regulatory settlements (Note 6)	26,617	10,040
Total increase in net assets	313,189,670	748,163,605
Net assets at beginning of period	1,841,023,633	1,092,860,028
Net assets at end of period	$2,154,213,303	$1,841,023,633
Undistributed (excess of distributions over) net investment income	$50,383	$(124,299)

(a)  Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Class R5 shares are for the period from March 7, 2011 (commencement of operations) to August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Statement of Changes in Net Assets (continued) – Columbia Mid Cap Growth Fund

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	2,327,855	58,503,317	3,647,092	99,576,606
Fund merger	—	—	6,643,314	188,040,627
Distributions reinvested	362,319	9,010,863	—	—
Redemptions	(1,610,377)	(40,268,627)	(1,695,254)	(44,997,727)
Net increase	1,079,797	27,245,553	8,595,152	242,619,506
Class B shares
Subscriptions	13,043	301,455	51,449	1,237,545
Fund merger	—	—	133,461	3,520,183
Distributions reinvested	8,783	202,000	—	—
Redemptions(c)	(74,276)	(1,721,467)	(161,871)	(4,006,820)
Net increase (decrease)	(52,450)	(1,218,012)	23,039	750,908
Class C shares
Subscriptions	208,773	4,830,557	301,144	7,466,568
Fund merger	—	—	1,760,249	46,582,851
Distributions reinvested	61,011	1,407,515	—	—
Redemptions	(569,717)	(13,315,068)	(320,723)	(8,063,615)
Net increase (decrease)	(299,933)	(7,076,996)	1,740,670	45,985,804
Class I shares
Subscriptions	4,440,447	112,178,750	7,423,816	202,986,187
Fund merger	—	—	439,540	12,783,049
Distributions reinvested	290,650	7,452,275	—	—
Redemptions	(2,007,634)	(52,532,028)	(1,054,789)	(30,323,681)
Net increase	2,723,463	67,098,997	6,808,567	185,445,555
Class R shares
Subscriptions	311,834	7,668,383	543,910	14,895,676
Fund merger	—	—	516,247	14,418,085
Distributions reinvested	24,943	610,857	—	—
Redemptions	(423,344)	(10,474,951)	(283,814)	(7,617,881)
Net increase (decrease)	(86,567)	(2,195,711)	776,343	21,695,880
Class R5 shares
Subscriptions	—	—	89	2,501
Fund merger	—	—	82,936	2,410,167
Distributions reinvested	2,673	68,485	—	—
Redemptions	(164)	(4,325)	—	—
Net increase	2,509	64,160	83,025	2,412,668
Class T shares
Subscriptions	10,678	266,608	6,079	166,919
Distributions reinvested	22,729	564,595	—	—
Redemptions	(58,806)	(1,494,876)	(114,662)	(3,004,529)
Net decrease	(25,399)	(663,673)	(108,583)	(2,837,610)
Class W shares
Subscriptions	1,134,201	28,576,098	2,418,939	60,188,516
Distributions reinvested	84,803	2,109,887	—	—
Redemptions	(281,135)	(7,074,091)	(667,263)	(18,605,407)
Net increase	937,869	23,611,894	1,751,676	41,583,109
Class Y shares
Subscriptions	—	—	603	14,622
Distributions reinvested	20	511	—	—
Redemptions	—	—	(48,270)	(1,099,650)
Net increase (decrease)	20	511	(47,667)	(1,085,028)

(a)  Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Class R5 shares are for the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(c)  Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Statement of Changes in Net Assets (continued) – Columbia Mid Cap Growth Fund

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z shares
Subscriptions	8,672,157	221,337,601	8,437,478	230,632,729
Distributions reinvested	854,749	21,873,025	—	—
Redemptions	(5,900,995)	(152,161,335)	(10,721,383)	(285,453,942)
Net increase (decrease)	3,625,911	91,049,291	(2,283,905)	(54,821,213)
Total net increase	7,905,220	197,916,014	17,338,317	481,749,579

(a)  Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Class R5 shares are for the period from March 7, 2011 (commencement of operations) to August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights – Columbia Mid Cap Growth Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$25.75		$20.22		$17.58		$23.47		$27.51		$24.01
Income from investment operations:
Net investment loss	(0.02)		(0.17)		(0.10)		(0.03)		(0.12)		(0.01	)(a)
Net realized and unrealized gain (loss)	2.12		5.70		2.74		(5.37)		(0.06)		4.97
Total from investment operations	2.10		5.53		2.64		(5.40)		(0.18)		4.96
Less distributions to shareholders from:
Net realized gains	(0.83)		—		—		(0.49)		(3.86)		(1.46)
Total distributions to shareholders	(0.83)		—		—		(0.49)		(3.86)		(1.46)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$27.02		$25.75		$20.22		$17.58		$23.47		$27.51
Total return	8.42%		27.35%		15.02%		(22.38%)		(2.21%)		21.24%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.22	%(d)	1.19	%(e)	1.23	%(e)	1.26%		1.18	%(e)	1.17	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.22	%(d)(g)	1.19	%(e)(g)	1.23	%(e)(g)	1.26	%(g)	1.18	%(e)(g)	1.17	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.22	%(d)	1.19%		1.23%		1.26%		1.18%		1.17%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.22	%(d)(g)	1.19	%(g)	1.23	%(g)	1.26	%(g)	1.18	%(g)	1.17	%(g)
Net investment loss	(0.16	%)(d)(g)	(0.63	%)(g)	(0.49	%)(g)	(0.20	%)(g)	(0.48	%)(g)	(0.05	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$348,379		$304,214		$65,123		$53,881		$63,337		$49,614
Portfolio turnover	61%		138%		137%		160%		149%		171%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Mid Cap Growth Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$23.92		$18.93		$16.59		$22.35		$26.47		$23.32
Income from investment operations:
Net investment loss	(0.11)		(0.34)		(0.23)		(0.14)		(0.30)		(0.20	)(a)
Net realized and unrealized gain (loss)	1.95		5.33		2.57		(5.13)		(0.04)		4.81
Total from investment operations	1.84		4.99		2.34		(5.27)		(0.34)		4.61
Less distributions to shareholders from:
Net realized gains	(0.83)		—		—		(0.49)		(3.78)		(1.46)
Total distributions to shareholders	(0.83)		—		—		(0.49)		(3.78)		(1.46)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$24.93		$23.92		$18.93		$16.59		$22.35		$26.47
Total return	7.96%		26.36%		14.10%		(22.93%)		(2.92%)		20.33%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.00	%(d)	1.95	%(e)	1.98	%(e)	2.01%		1.93	%(e)	1.92	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.00	%(d)(g)	1.95	%(e)(g)	1.98	%(e)(g)	2.01	%(g)	1.93	%(e)(g)	1.92	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.00	%(d)	1.95%		1.98%		2.01%		1.93%		1.92%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.00	%(d)(g)	1.95	%(g)	1.98	%(g)	2.01	%(g)	1.93	%(g)	1.92	%(g)
Net investment loss	(0.95	%)(d)(g)	(1.39	%)(g)	(1.24	%)(g)	(0.95	%)(g)	(1.23	%)(g)	(0.79	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$6,619		$7,604		$5,582		$8,322		$15,829		$19,472
Portfolio turnover	61%		138%		137%		160%		149%		171%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Mid Cap Growth Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$23.99		$18.98		$16.63		$22.41		$26.53		$23.37
Income from investment operations:
Net investment loss	(0.11)		(0.35)		(0.24)		(0.14)		(0.30)		(0.21	)(a)
Net realized and unrealized gain (loss)	1.97		5.36		2.59		(5.15)		(0.04)		4.83
Total from investment operations	1.86		5.01		2.35		(5.29)		(0.34)		4.62
Less distributions to shareholders from:
Net realized gains	(0.83)		—		—		(0.49)		(3.78)		(1.46)
Total distributions to shareholders	(0.83)		—		—		(0.49)		(3.78)		(1.46)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$25.02		$23.99		$18.98		$16.63		$22.41		$26.53
Total return	8.03%		26.40%		14.13%		(22.96%)		(2.91%)		20.33%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.98	%(d)	1.94	%(e)	1.98	%(e)	2.01%		1.93	%(e)	1.92	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.98	%(d)(g)	1.94	%(e)(g)	1.98	%(e)(g)	2.01	%(g)	1.93	%(e)(g)	1.92	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.98	%(d)	1.94%		1.98%		2.01%		1.93%		1.92%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.98	%(d)(g)	1.94	%(g)	1.98	%(g)	2.01	%(g)	1.93	%(g)	1.92	%(g)
Net investment loss	(0.93	%)(d)(g)	(1.39	%)(g)	(1.24	%)(g)	(0.95	%)(g)	(1.23	%)(g)	(0.81	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$49,032		$54,224		$9,858		$9,106		$13,540		$8,237
Portfolio turnover	61%		138%		137%		160%		149%		171%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Mid Cap Growth Fund

	Six months ended Feb 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$26.49		$23.23
Income from investment operations:
Net investment income (loss)	0.04		(0.06)
Net realized and unrealized gain	2.19		3.32
Total from investment operations	2.23		3.26
Less distributions to shareholders from:
Net realized gains	(0.83)		—
Total distributions to shareholders	(0.83)		—
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)
Net asset value, end of period	$27.89		$26.49
Total return	8.68%		14.03%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.79	%(d)	0.80	%(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.79	%(d)	0.80	%(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.79	%(d)	0.80	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.79	%(d)	0.80	%(d)(g)
Net investment income (loss)	0.29	%(d)	(0.22	%)(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$265,815		$180,383
Portfolio turnover	61%		138%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights (continued) – Columbia Mid Cap Growth Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class R
Per share data
Net asset value, beginning of period	$25.38		$19.98		$17.42		$23.32		$27.39		$23.97
Income from investment operations:
Net investment loss	(0.05)		(0.23)		(0.15)		(0.07)		(0.18)		(0.15	)(a)
Net realized and unrealized gain (loss)	2.08		5.63		2.71		(5.34)		(0.06)		5.03
Total from investment operations	2.03		5.40		2.56		(5.41)		(0.24)		4.88
Less distributions to shareholders from:
Net realized gains	(0.83)		—		—		(0.49)		(3.83)		(1.46)
Total distributions to shareholders	(0.83)		—		—		(0.49)		(3.83)		(1.46)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$26.58		$25.38		$19.98		$17.42		$23.32		$27.39
Total return	8.26%		27.03%		14.70%		(22.57%)		(2.44%)		20.93%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.48	%(d)	1.44	%(e)	1.48	%(e)	1.51%		1.43	%(e)	1.42	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.48	%(d)(g)	1.44	%(e)(g)	1.48	%(e)(g)	1.51	%(g)	1.43	%(e)(g)	1.42	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.48	%(d)	1.44%		1.48%		1.51%		1.43%		1.42%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.48	%(d)(g)	1.44	%(g)	1.48	%(g)	1.51	%(g)	1.43	%(g)	1.42	%(g)
Net investment loss	(0.43	%)(d)(g)	(0.88	%)(g)	(0.73	%)(g)	(0.45	%)(g)	(0.74	%)(g)	(0.57	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$25,135		$26,196		$5,112		$3,876		$1,800		$908
Portfolio turnover	61%		138%		137%		160%		149%		171%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Financial Highlights (continued) – Columbia Mid Cap Growth Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Class R5
Per share data
Net asset value, beginning of period	$26.47		$28.05
Income from investment operations:
Net investment income (loss)	0.03		(0.03)
Net realized and unrealized gain (loss)	2.19		(1.55	)(b)
Total from investment operations	2.22		(1.58)
Less distributions to shareholders from:
Net realized gains	(0.83)		—
Total distributions to shareholders	(0.83)		—
Proceeds from regulatory settlement	0.00	(c)	—
Net asset value, end of period	$27.86		$26.47
Total return	8.64%		(5.63%)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.79	%(e)	0.78	%(e)(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.79	%(e)	0.78	%(e)(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.79	%(e)	0.78	%(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.79	%(e)	0.78	%(e)(h)
Net investment income (loss)	0.26	%(e)	(0.24	%)(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$2,383		$2,198
Portfolio turnover	61%		138%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

22

Financial Highlights (continued) – Columbia Mid Cap Growth Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class T
Per share data
Net asset value, beginning of period	$25.72		$20.21		$17.58		$23.48		$27.53		$24.04
Income from investment operations:
Net investment income	(0.03)		(0.18)		(0.11)		(0.04)		(0.14)		(0.03	)(a)
Net realized and unrealized gain (loss)	2.12		5.69		2.74		(5.37)		(0.06)		4.98
Total from investment operations	2.09		5.51		2.63		(5.41)		(0.20)		4.95
Less distributions to shareholders from:
Net realized gains	(0.83)		—		—		(0.49)		(3.85)		(1.46)
Total distributions to shareholders	(0.83)		—		—		(0.49)		(3.85)		(1.46)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$26.98		$25.72		$20.21		$17.58		$23.48		$27.53
Total return	8.39%		27.26%		14.96%		(22.41%)		(2.27%)		21.17%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.28	%(d)	1.26	%(e)	1.28	%(e)	1.31%		1.23	%(e)	1.22	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.28	%(d)(g)	1.26	%(e)(g)	1.28	%(e)(g)	1.31	%(g)	1.23	%(e)(g)	1.22	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.28	%(d)	1.26%		1.28%		1.31%		1.23%		1.22%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.28	%(d)(g)	1.26	%(g)	1.28	%(g)	1.31	%(g)	1.23	%(g)	1.22	%(g)
Net investment income	(0.24	%)(d)(g)	(0.69	%)(g)	(0.54	%)(g)	(0.25	%)(g)	(0.53	%)(g)	(0.10	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$22,524		$22,127		$19,582		$18,847		$26,801		$29,282
Portfolio turnover	61%		138%		137%		160%		149%		171%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

23

Financial Highlights (continued) – Columbia Mid Cap Growth Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$25.76		$22.67
Income from investment operations:
Net investment income (loss)	(0.02)		(0.16)
Net realized and unrealized gain	2.12		3.25
Total from investment operations	2.10		3.09
Less distributions to shareholders from:
Net realized gains	(0.83)		—
Total distributions to shareholders	(0.83)		—
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)
Net asset value, end of period	$27.03		$25.76
Total return	8.41%		13.63%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.21	%(d)	1.19	%(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.21	%(d)(g)	1.19	%(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.21	%(d)	1.19	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.21	%(d)(g)	1.19	%(d)(g)
Net investment income (loss)	(0.13	%)(d)(g)	(0.63	%)(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$72,697		$45,119
Portfolio turnover	61%		138%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.
24

Financial Highlights (continued) – Columbia Mid Cap Growth Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009(a)
Class Y
Per share data
Net asset value, beginning of period	$26.46		$20.72		$17.98		$16.18
Income from investment operations:
Net investment income	0.02		(0.04)		(0.03)		0.01
Net realized and unrealized gain	2.19		5.78		2.80		1.79
Total from investment operations	2.21		5.74		2.77		1.80
Less distributions to shareholders from:
Net investment income	—		—		(0.03)		—
Net realized gains	(0.83)		—		—		—
Total distributions to shareholders	(0.83)		—		(0.03)		—
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)	—		—
Net asset value, end of period	$27.84		$26.46		$20.72		$17.98
Total return	8.61%		27.70%		15.43%		11.12%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.88	%(d)	0.86	%(e)	0.84	%(e)	0.86	%(d)
Net Expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.88	%(d)	0.86	%(e)(g)	0.84	%(e)(g)	0.86	%(d)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.88	%(d)	0.86%		0.84%		0.86	%(d)
Net Expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.88	%(d)	0.86	%(g)	0.84	%(g)	0.86	%(d)(g)
Net investment income	0.17	%(d)	(0.15	%)(g)	(0.13	%)(g)	0.31	%(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$35		$32		$1,013		$3,067
Portfolio turnover	61%		138%		137%		160%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to August 31, 2009.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

25

Financial Highlights (continued) – Columbia Mid Cap Growth Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$26.45		$20.72		$17.98		$23.92		$27.93		$24.35
Income from investment operations:
Net investment income (loss)	0.01		(0.10)		(0.05)		0.01		(0.06)		0.05	(a)
Net realized and unrealized gain (loss)	2.18		5.83		2.80		(5.46)		(0.07)		5.04
Total from investment operations	2.19		5.73		2.75		(5.45)		(0.13)		5.09
Less distributions to shareholders from:
Net investment income	—		—		(0.01)		—		—		(0.05)
Net realized gains	(0.83)		—		—		(0.49)		(3.88)		(1.46)
Total distributions to shareholders	(0.83)		—		(0.01)		(0.49)		(3.88)		(1.51)
Proceeds from regulatory settlement	0.00	(b)	0.00	(b)	—		0.00	(b)	—		—
Net asset value, end of period	$27.81		$26.45		$20.72		$17.98		$23.92		$27.93
Total return	8.53%		27.65%		15.29%		(22.16%)		(1.97%)		21.49%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.97	%(d)	0.95	%(e)	0.98	%(e)	1.01%		0.93	%(e)	0.92	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.97	%(d)(g)	0.95	%(e)(g)	0.98	%(e)(g)	1.01	%(g)	0.93	%(e)(g)	0.92	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.97	%(d)	0.95%		0.98%		1.01%		0.93%		0.92%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.97	%(d)(g)	0.95	%(g)	0.98	%(g)	1.01	%(g)	0.93	%(g)	0.92	%(g)
Net investment income (loss)	0.08	%(d)(g)	(0.39	%)(g)	(0.24	%)(g)	0.05	%(g)	(0.23	%)(g)	0.20	%(g)
Supplemental data
Net assets, end of period (in thousands)	$1,361,594		$1,198,927		$986,590		$954,718		$1,286,857		$1,452,707
Portfolio turnover	61%		138%		137%		160%		149%		171%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

26

Notes to Financial Statements – Columbia Mid Cap Growth Fund
February 29, 2012 (Unaudited)

Note 1. Organization

Columbia Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class T, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are

27

Columbia Mid Cap Growth Fund, February 29, 2012 (Unaudited)

valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

28

Columbia Mid Cap Growth Fund, February 29, 2012 (Unaudited)

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings on the ex-dividend date or upon receipt of ex-dividend information in the care of certain foreign securities.

Interest income is recorded on the accrual basis.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in

29

Columbia Mid Cap Growth Fund, February 29, 2012 (Unaudited)

those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended February 29, 2012 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 29, 2012 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended February 29, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.22
Class C	0.20
Class R	0.20
Class R5	0.00	*
Class T	0.20
Class W	0.18
Class Y	0.09
Class Z	0.18

*  Rounds to less than 0.01%.

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Columbia Mid Cap Growth Fund, February 29, 2012 (Unaudited)

In connection with the acquisition of Seligman Capital Fund (see Note 12), the Fund assumed the assets and obligations of Seligman Capital Fund, which together with certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At February 29, 2012, the Fund's total potential future obligation over the life of the Guaranty is $252,797. The liability remaining at February 29, 2012 for non-recurring charges associated with the lease amounted to $168,372 and is included within payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at February 29, 2012 is included in other assets in the Statement of Assets and Liabilities at a cost of $2,199.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2012, these minimum account balance fees reduced total expenses by $20,597.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R, and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized shareholder services fee for the six months ended February 29, 2012 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $70,119 for Class A, and $59 for Class T shares for the six months ended February 29, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses

31

Columbia Mid Cap Growth Fund, February 29, 2012 (Unaudited)

(excluding certain fees and expenses described below), through December 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.35%
Class B	2.10
Class C	2.10
Class I	0.99
Class R	1.60
Class R5	1.04
Class T	1.40
Class W	1.35
Class Y	1.10
Class Z	1.10

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2012, the cost of investments for federal income tax purposes was approximately $1,645,679,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$466,350,000
Unrealized depreciation	$(29,051,000)
Net unrealized appreciation	$437,299,000

The following capital loss carryforward, determined as of August 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2015	$29,526,504
2016	60,299,757
Total	$89,826,261

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of August 31, 2011, post-October losses of $35,275 attributed to security transactions were deferred to September 1, 2011.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and

32

Columbia Mid Cap Growth Fund, February 29, 2012 (Unaudited)

adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,287,695,148 and $1,147,856,722, respectively, for the six months ended February 29, 2012.

Note 6. Regulatory Settlements

During the year ended February 29, 2012, the Fund received $10,040 as a result of a settlement of administrative proceedings brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and /or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlements (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid in capital. The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At February 29, 2012, securities valued at $429,742,830 were on loan, secured by U.S. government securities valued at $1,445,923 and by cash collateral of $442,136,946 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 29, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At February 29, 2012, one unaffiliated shareholder account owned 25.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated

33

Columbia Mid Cap Growth Fund, February 29, 2012 (Unaudited)

shareholder accounts owned 14.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended February 29, 2012.

Note 11. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of Seligman Capital Fund. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,652,363,918 and the combined net assets immediately after the acquisition were $1,920,118,880.

The merger was accomplished by a tax-free exchange of 9,970,850 shares of Seligman Capital Fund valued at $267,754,962 (including $54,962,597 of unrealized appreciation).

In exchange for Seligman Capital Fund shares, the Fund issued the following number of shares:

Shares
Class A	6,643,314
Class B	133,461
Class C	1,760,249
Class I	439,540
Class R	516,247
Class R5	82,936

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Seligman Capital Fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Capital Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2011 the Fund's pro-forma net investment loss, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended August 31, 2011 would have been approximately $(8.8) million, $261.9 million, $95.6 million and $348.7 million, respectively.

34

Columbia Mid Cap Growth Fund, February 29, 2012 (Unaudited)

Note 12. Significant Risks

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that invests in a wider range of industries.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgment by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

35

Columbia Mid Cap Growth Fund, February 29, 2012 (Unaudited)

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

36

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Mid Cap Growth Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

37

Columbia Mid Cap Growth Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1635 C (4/12)

Columbia Oregon Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended February 29, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	19

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Americans were dispirited in the fourth quarter of 2011 by Washington's inability to reach a plan for deficit reduction and Europe's piecemeal attempt to address its own fiscal issues. Yet, there was sufficient good news to encourage risk taking, buoying both stocks and bonds to solid gains.

U.S. economic data surprised on the upside and fears of recession abated. With the bar of expectations set low, investors responded positively to the announcement that the economy had expanded by 1.8% in the third quarter. Consumer confidence improved, even though consumers remain under pressure with no real increase in disposable income and a continued decline in household net worth. Headline inflation—which tracks a broad range of consumer expenditures, including food and energy—declined. Even manufacturing held its ground.

Against this backdrop, the U.S. equity markets logged solid returns. The S&P 500 Index gained 11.82%, moving into positive territory for the year with quarterly advances in all ten sectors. Mid- and small-cap stocks did even better. Value outperformed growth across all market capitalizations. Energy stocks led the market, as the price of oil moved above $100 a barrel in December. Industrials and materials stocks rose, buoyed by improving economic data. The U.S. fixed-income markets logged modest but solid returns. High-yield bonds were the best performers as the economy showed signs of improvement. Emerging market bonds were strong performers, as inflation came under control in key regions. Municipal bonds and Treasuries eked out only modest gains, as investors moved away from quality in favor of riskier assets.

While fourth quarter gains were encouraging, challenges still remain. Columbia Management, however, remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $326 billion under management as of December 31, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The strong line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of December 31, 2011, Columbia Management offers 52 funds rated either 4 or 5 stars by Morningstar.*

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

*All ratings are based on Class Z shares as of 12/31/2011. Out of 119 Class Z share Columbia funds rated by Morningstar, 7 funds received a 5-star Overall Rating and 45 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges/loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Oregon Intermediate Municipal Bond Fund

Average annual total return as of 02/29/12 (%)

Share class	A*		B*		C*		Z
Inception	11/01/02		11/01/02		10/13/03		07/02/84
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	4.60	1.20	4.21	1.21	4.39	3.39	4.72
1-year	10.02	6.41	9.18	6.18	9.56	8.56	10.27
5-year	4.61	3.93	3.84	3.84	4.19	4.19	4.87
10-year	4.44	3.94	3.66	3.66	4.04	4.04	4.72

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

The 10-year Class A average annual returns with sales charge as of February, 29, 2012 include the previous sales charge of 4.75%. The Class A 6-month cumulative returns, the 1-year and 5-year annual returns with sales charge as of February, 29, 2012 include the new sales charge of 3.25%. This change was effective beginning August 22, 2005.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisors, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Any capital gains distributed are taxable to the investor. Single-state municipal bond funds pose additional risks, due to limited geographical diversification.

1The Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Top ten holdings2

(at 02/29/12) (%)
Washington Clackamas & Yamhill Counties School District No. 88J 4.500% 06/15/23	2.0
Washington & Clackamas Countries School District No. 23J Tigard-Tualatin 5.000% 06/15/21	1.8
Oregon Department of Transportation 4.750% 11/15/27	1.8
Port of Portland 5.500% 07/01/27	1.7
Oregon Department of Transportation 5.000% 11/15/16	1.7
City of Portland 5.000% 06/01/23	1.6
Puerto Rico Public Finance Corp. 6.000% 08/01/26	1.6
Oregon Health & Science University 0.000% 07/01/21	1.5
City of Portland Water System 5.000% 10/01/16	1.4
State of Oregon 5.000% 08/01/19	1.4

2Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/29/12

+4.60%

Class A shares (without sales charge)

+4.53%

Barclays 3-15 Year Blend Municipal Bond Index[1]

Net asset value per share

as of 02/29/12 ($)
Class A	12.87
Class B	12.87
Class C	12.87
Class Z	12.87

Distributions declared per share

09/01/11 – 02/29/12 ($)
Class A	0.19
Class B	0.14
Class C	0.16
Class Z	0.20

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Top sectors breakdown[3]
(at 02/29/12) (%)
Local General Obligation	35.4
Hospital	9.5
Special Property Tax	6.5
Water & Sewer	5.4
Special Non Property Tax	5.2

3Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

1

Understanding Your Expenses – Columbia Oregon Intermediate Municipal Bond Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Portfolio with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2011 – February 29, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,046.00	1,020.93	4.02	3.97	0.79
Class B	1,000.00	1,000.00	1,042.10	1,017.21	7.82	7.72	1.54
Class C	1,000.00	1,000.00	1,043.90	1,018.95	6.05	5.97	1.19
Class Z	1,000.00	1,000.00	1,047.20	1,022.18	2.75	2.72	0.54

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Oregon Intermediate Municipal Bond Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 95.9%
Airport 1.6%
Port of Portland Revenue Bonds Passenger Facility Charge Series 2011
07/01/27	5.500%	$6,635,000	$7,828,902
Assisted Living 0.4%
Clackamas County Hospital Facility Authority Refunding Revenue Bonds Robinson Jewish Home Series 2005
10/01/19	5.000%	1,000,000	949,040
10/01/24	5.125%	1,000,000	946,810
Total			1,895,850
Higher Education 3.0%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009
05/01/30	6.000%	1,500,000	1,561,095
City of Portland Refunding Revenue Bonds Broadway Project Series 2008A
04/01/23	6.250%	3,250,000	3,879,005
Oregon Health & Science University Revenue Bonds Capital Appreciation-Independent School District Series 1996A (NPFGC) (a)
07/01/21	0.000%	9,700,000	7,028,135
Oregon State Facilities Authority Revenue Bonds Linfield College Project Series 2005A
10/01/20	5.000%	1,825,000	1,970,671
Total			14,438,906
Hospital 9.5%
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,517,520
Multnomah County Hospital Facilities Authority Revenue Bonds Adventist Health West Series 2009A
09/01/21	5.000%	3,685,000	4,240,330
Providence Health Systems Series 2004
10/01/13	5.250%	1,045,000	1,126,061
10/01/16	5.250%	2,970,000	3,270,475
Oregon State Facilities Authority Refunding Revenue Bonds Legacy Health Project Series 2011A
05/01/20	5.250%	5,000,000	6,055,700

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Hospital (cont.)
Oregon State Facilities Authority Legacy Health Systems Series 2010A
03/15/15	5.000%	$1,000,000	$1,103,080
03/15/16	5.000%	1,500,000	1,695,060
Peacehealth Series 2009A
11/01/17	5.000%	4,450,000	5,322,689
11/01/19	5.000%	3,695,000	4,445,602
Samaritan Health Services Series 2010A
10/01/22	5.000%	3,450,000	3,934,725
10/01/23	5.000%	2,000,000	2,255,940
Revenue Bonds Providence Health Services Series 2011C
10/01/14	4.000%	1,625,000	1,756,658
Salem Hospital Facility Authority Revenue Bonds Salem Hospital Project Series 2006A
08/15/27	5.000%	3,500,000	3,728,445
Series 2008A
08/15/15	5.750%	785,000	893,259
08/15/18	5.250%	2,500,000	2,963,500
Total			45,309,044
Independent Power 0.8%
Western Generation Agency Revenue Bonds Wauna Cogeneration Project Series 2006A
01/01/20	5.000%	1,000,000	967,200
01/01/21	5.000%	3,000,000	2,871,780
Total			3,838,980
Investor Owned 0.9%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A (b)
05/01/33	5.000%	3,750,000	4,133,662
Local General Obligation 35.2%
Benton & Linn Counties Consolidated School District No. 509J & 509A Unlimited General Obligation Refunding Bonds Series 2007 (AGM)
06/15/20	5.000%	5,000,000	6,178,050
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	610,000	610,397
Central Oregon Community College District Unlimited General Obligation Bonds Series 2010
06/15/24	4.750%	2,580,000	3,074,715
City of Portland Limited General Obligation Refunding Bonds Arena Series 2005B
06/01/16	5.000%	3,075,000	3,510,205

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Oregon Intermediate Municipal Bond Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Local General Obligation (cont.)
Limited Tax Series 2011A
06/01/23	5.000%	$6,140,000	$7,507,317
City of Portland (a) Limited Tax General Obligation Bonds Series 2001B
06/01/16	0.000%	3,500,000	3,337,670
06/01/18	0.000%	4,000,000	3,555,040
06/01/19	0.000%	4,000,000	3,421,680
06/01/20	0.000%	4,000,000	3,292,440
City of Salem Limited General Obligation Bonds Series 2009
06/01/26	5.000%	3,315,000	3,846,428
Unlimited General Obligation Bonds Series 2009
06/01/19	5.000%	2,025,000	2,513,470
06/01/20	5.000%	880,000	1,072,051
Clackamas & Washington Counties School District No. 3 Unlimited General Obligation Bonds West Linn-Wilsonville Series 2009
06/15/24	5.000%	4,150,000	4,903,557
Clackamas & Washington Counties School District No. 3 Unlimited General Obligation Bonds Series 2003A (NPFGC/FGIC) (a)
06/15/17	0.000%	4,000,000	3,701,160
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC)
06/15/15	5.250%	110,000	111,544
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,340,784
Clackamas County School District No. 115 Unlimited General Obligation Bonds Series 2006A (NPFGC) (a)
06/15/25	0.000%	2,250,000	1,313,190
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	4,000,000	4,722,440
Clackamas County School District No. 46 Oregon Trail Unlimited General Obligation Bonds Series 2009A
06/15/25	5.000%	4,350,000	5,080,974
06/15/26	5.000%	3,000,000	3,483,060
Columbia County School District No. 502 Unlimited General Obligation Bonds Series 1999 (NPFGC/FGIC) (a)
06/01/14	0.000%	1,025,000	1,005,392
Columbia Gorge Community College District (c) Unlimited General Obligation Refunding Bonds Series 2012
06/15/18	3.000%	810,000	893,317
06/15/19	2.500%	1,010,000	1,077,720
06/15/20	3.000%	805,000	877,490

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Local General Obligation (cont.)
Columbia Multnomah & Washington Counties School District No. 1J Unlimited General Obligation Bonds Scappoose School District Series 2009
06/15/23	5.000%	$1,000,000	$1,179,890
06/15/24	5.000%	1,165,000	1,367,139
06/15/25	5.000%	1,275,000	1,489,251
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC)
06/01/27	4.125%	2,000,000	2,135,260
County of Lane Limited General Obligation Bonds Series 2009A
11/01/24	5.000%	1,000,000	1,199,620
11/01/25	5.000%	1,140,000	1,363,463
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC/FGIC) (a)
06/15/22	0.000%	2,335,000	1,760,730
Deschutes County Administrative School District No. 1 Bend-La Pine Unlimited General Obligation Bonds Series 2007 (NPFGC/FGIC)
06/15/20	4.500%	5,000,000	5,697,700
Jackson County School District No. 549C Medford Unlimited General Obligation Bonds Series 2008
06/15/27	4.625%	1,500,000	1,679,430
06/15/28	4.625%	1,660,000	1,847,846
Jackson County School District No. 9 Eagle Point Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,277,670
06/15/21	5.500%	1,410,000	1,819,436
Jefferson County School District No. 509J Unlimited General Obligation Bonds Series 2002 (NPFGC/FGIC)
06/15/18	5.250%	1,075,000	1,089,448
Josephine County School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
12/15/15	5.000%	1,000,000	1,162,930
12/15/16	5.000%	1,000,000	1,199,350
Lane Community College Unlimited General Obligation Bonds Series 2009
06/15/17	4.250%	2,195,000	2,572,716
06/15/18	4.250%	2,000,000	2,359,680
Lane County School District No. 19 Springfield Unlimited General Obligation Refunding Bonds Series 1997 (NPFGC/FGIC)
10/15/12	6.000%	1,740,000	1,798,742
10/15/14	6.000%	1,310,000	1,479,776

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Oregon Intermediate Municipal Bond Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Local General Obligation (cont.)
Lane County School District No. 4J Eugene Unlimited General Obligation Refunding Bonds Series 2002
07/01/12	5.000%	$1,000,000	$1,016,390
07/01/13	5.250%	1,000,000	1,067,070
Linn Benton Community College District Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC) (a)
06/15/13	0.000%	1,000,000	986,430
Linn County Community School District No. 9 Lebanon Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC)
06/15/15	5.250%	305,000	322,907
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005
06/01/22	5.000%	1,695,000	1,821,294
Portland Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/16	5.000%	4,750,000	5,433,050
Salem-Keizer School District No. 24J Unlimited General Obligation Bonds Series 2009A
06/15/15	4.000%	3,850,000	4,276,888
06/15/16	5.000%	2,500,000	2,953,275
Unlimited General Obligation Refunding Bonds Marion & Polk Counties Series 2004
06/15/13	5.000%	2,285,000	2,425,870
Tri-County Metropolitan Transportation District Refunding Revenue Bonds Limited Tax Pledge Series 2005A (AGM)
09/01/17	5.000%	4,250,000	4,862,170
Series 2003A
09/01/15	5.000%	1,000,000	1,042,360
Revenue Bonds Series 2009A
09/01/18	4.000%	1,000,000	1,171,510
09/01/21	4.250%	1,815,000	2,099,665
Tualatin Hills Park & Recreation District Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC)
03/01/14	5.750%	990,000	1,097,316
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,730,662
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/19	5.000%	850,000	1,054,484
06/15/21	5.000%	6,575,000	8,245,970
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin Limited General Obligation Bonds Series 2000 (a)
06/15/18	0.000%	2,700,000	2,324,241

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Local General Obligation (cont.)
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	$8,124,999	$9,016,962
Washington County School District No. 1 West Union Unlimited General Obligation Refunding Bonds Series 1998
11/01/13	5.000%	1,100,000	1,186,944
Washington County School District No. 1 West Union Unlimited General Obligation Bonds Capital Appreciation-Hillsboro Series 2006 (NPFGC) (a)
06/15/25	0.000%	4,065,000	2,365,302
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A
06/15/24	5.000%	1,780,000	2,193,814
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/21	5.500%	1,000,000	1,276,470
Total			167,881,212
Multi-Family 2.3%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	4,000,000	3,967,760
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,565,000	1,670,857
Clackamas County Housing Authority Revenue Bonds Senior Lien-Easton Ridge Series 1996A
12/01/16	5.800%	1,160,000	1,160,603
12/01/26	5.900%	1,750,000	1,750,140
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008 (d)
12/01/13	5.000%	2,455,000	2,618,675
Total			11,168,035
Municipal Power 3.3%
City of Eugene Refunding Revenue Bonds Electric Utility System Series 2011A
08/01/28	5.000%	2,200,000	2,610,388
08/01/29	5.000%	3,410,000	4,021,277

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Oregon Intermediate Municipal Bond Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Municipal Power (cont.)
Emerald Peoples Utility District Refunding Revenue Bonds Series 1996 (NPFGC/FGIC)
11/01/12	7.350%	$2,490,000	$2,598,290
11/01/13	7.350%	2,675,000	2,953,039
Series 2003A (AGM)
11/01/20	5.250%	605,000	643,696
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (d)
07/01/24	5.250%	2,475,000	2,782,939
Total			15,609,629
Other Bond Issue 0.6%
Oregon State Facilities Authority Revenue Bonds Goodwill Industries Lane County Series 1998A (e)(f)
11/15/22	6.650%	2,770,000	2,771,025
Ports 0.5%
Port of Morrow Refunding Revenue Bonds Series 2007
06/01/20	4.875%	750,000	748,687
06/01/25	5.000%	1,000,000	966,990
Port of St. Helen's Revenue Bonds Series 1999
08/01/14	5.600%	200,000	200,264
08/01/19	5.750%	425,000	425,183
Total			2,341,124
Recreation 4.4%
Oregon State Department of Administrative Services Revenue Bonds Series 2008A
04/01/24	5.000%	3,130,000	3,638,061
Series 2009A
04/01/21	5.000%	5,000,000	6,066,950
04/01/22	5.000%	5,000,000	6,006,850
04/01/27	5.000%	4,000,000	4,667,920
Unrefunded Revenue Bonds Series 2003A (AGM)
04/01/14	5.000%	380,000	408,542
Total			20,788,323
Refunded / Escrowed 5.1%
Benton & Linn Counties Consolidated School District No. 509J & 509A Prerefunded 06/01/13 Unlimited General Obligation Bonds Series 2003 (AGM)
06/01/17	5.000%	2,665,000	2,822,182
Coos County School District No. 13 North Bend Prerefunded 06/15/12 Unlimited General Obligation Bonds Series 2002 (AGM)
06/15/15	5.500%	1,765,000	1,792,799
Linn County Community School District No. 9 Lebanon Prerefunded 06/15/13 Unlimited General Obligation Bonds Series 2001 (FGIC)
06/15/15	5.250%	405,000	431,175
06/15/21	5.550%	2,000,000	2,137,280

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Refunded / Escrowed (cont.)
North Clackamas Parks & Recreation District Revenue Bonds Recreational Facilities Series 1993 Escrowed to Maturity
04/01/13	5.700%	$855,000	$880,026
Oregon Department of Transportation Prerefunded 11/15/12 Revenue Bonds Series 2002A
11/15/16	5.500%	2,500,000	2,594,475
Oregon State Department of Administrative Services Prerefunded 10/01/13 Revenue Bonds Series 2003A (AGM)
04/01/14	5.000%	1,450,000	1,557,938
Puerto Rico Highway & Transportation Authority Prerefunded 07/01/12 Revenue Bonds Series 2003AA-1 (AGM) (d)
07/01/26	4.950%	2,060,000	2,092,980
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriations Series 2002E Escrowed to Maturity (d)
08/01/26	6.000%	5,000,000	7,191,650
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity (d)
10/01/18	7.300%	980,000	1,199,912
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin Prerefunded 06/15/12 Unlimited General Obligation Bonds Series 2002 (NPFGC)
06/15/17	5.375%	1,500,000	1,523,070
Total			24,223,487
Retirement Communities 0.4%
Albany Hospital Facility Authority Refunding Revenue Bonds Mennonite Home of Albany Project Series 2004A
10/01/12	5.000%	680,000	682,516
Multnomah County Hospital Facilities Authority Revenue Bonds Terwilliger Plaza Project Series 2006A
12/01/26	5.250%	1,400,000	1,426,992
Total			2,109,508
Single Family 2.6%
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Series 2008G
07/01/28	5.200%	4,570,000	4,883,730
Single Family Mortgage Program Series 2011A (FHLMC)
07/01/25	5.250%	2,370,000	2,560,714
Series 2011B
07/01/28	5.250%	2,000,000	2,230,720
Series 2011J
07/01/24	5.150%	1,010,000	1,011,172

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Oregon Intermediate Municipal Bond Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Single Family (cont.)
State of Oregon Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2001Q
07/01/15	4.700%	$335,000	$335,834
07/01/17	4.900%	330,000	330,700
Series 2010A
07/01/27	5.250%	815,000	897,274
Total			12,250,144
Special Non Property Tax 5.2%
Oregon Department of Transportation Revenue Bonds Senior Lien Series 2007A
11/15/16	5.000%	6,305,000	7,578,043
Series 2009A
11/15/27	4.750%	7,000,000	8,034,600
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA-1 (AGM) (d)
07/01/26	4.950%	2,940,000	3,162,146
Territory of Guam Revenue Bonds Series 2011A (d)
01/01/31	5.000%	1,100,000	1,216,985
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (d)
10/01/25	5.000%	4,410,000	4,762,668
Total			24,754,442
Special Property Tax 6.5%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	4,485,000	4,883,492
City of Portland Refunding Tax Allocation Bonds 2nd Lien-Downtown Series 2011
06/15/18	5.000%	3,095,000	3,657,764
Senior Lien-Oregon Convention Center Series 2011
06/15/20	5.000%	4,305,000	5,124,328
Revenue Bonds Series 2003A (AMBAC)
06/15/17	5.000%	1,500,000	1,582,230
06/15/18	5.000%	3,070,000	3,210,575
06/15/20	5.000%	2,000,000	2,094,220
Tax Allocation Bonds Central Eastside Series 2011B
06/15/26	5.000%	1,580,000	1,724,238
06/15/27	5.000%	1,370,000	1,486,025
Lents Town Center Series 2010B
06/15/25	5.000%	1,550,000	1,748,276
06/15/26	5.000%	1,440,000	1,607,659

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Property Tax (cont.)
Redmond Urban Renewal Agency Tax Allocation Bonds Downtown Urban Renewal Area Series 1999B
06/01/13	5.650%	$380,000	$381,193
06/01/19	5.850%	785,000	786,908
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001
06/01/15	5.250%	820,000	821,952
Veneta Urban Renewal Agency Revenue Bonds Urban Renewal Series 2001
02/15/16	5.375%	575,000	576,369
02/15/21	5.625%	1,100,000	1,101,914
Total			30,787,143
State Appropriated 4.2%
Oregon State Department of Administrative Services Certificate of Participation Series 2002E (AGM)
11/01/13	5.000%	1,470,000	1,516,011
Series 2007A (NPFGC/FGIC)
05/01/24	5.000%	2,630,000	2,925,849
05/01/25	5.000%	2,780,000	3,078,711
05/01/26	5.000%	2,800,000	3,084,228
Series 2009A
05/01/23	5.000%	3,100,000	3,602,324
Refunding Certificate of Participation Series 2002C (NPFGC)
11/01/15	5.250%	1,000,000	1,008,310
11/01/17	5.250%	5,000,000	5,040,650
Total			20,256,083
State General Obligation 2.8%
State of Oregon Prerefunded 10/15/12 Unlimited General Obligation Bonds Series 2002A
10/15/15	5.250%	1,735,000	1,790,121
Unlimited General Obligation Refunding Bonds Oregon University System Series 2012A
08/01/19	5.000%	5,000,000	6,280,700
State Board of Higher Education Series 2004D
08/01/24	5.000%	3,620,000	3,917,998
State of Oregon (a) Unlimited General Obligation Bonds State Board of Higher Education Series 2001A
08/01/17	0.000%	1,050,000	978,233
State Higher Board of Education Series 1996A
08/01/14	0.000%	490,000	482,126
Total			13,449,178

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Oregon Intermediate Municipal Bond Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Transportation 1.2%
Tri-County Metropolitan Transportation District Revenue Bonds Capital Grant Receipt Series 2011A
10/01/25	5.000%	$4,775,000	$5,695,047
Water & Sewer 5.4%
City of Myrtle Point Water Revenue Bonds Series 2000
12/01/20	6.000%	510,000	511,091
City of Portland Sewer System Refunding Revenue Bonds 1st Lien Series 2008A
06/15/17	5.000%	1,500,000	1,820,460
Revenue Bonds First Lien Series 2004A (AGM)
10/01/21	4.250%	2,500,000	2,688,125
City of Portland Water System Refunding Revenue Bonds 1st Lien Series 2006B
10/01/16	5.000%	5,330,000	6,391,256
Revenue Bonds Series 2004B
10/01/13	5.000%	730,000	785,495
City of Woodburn Refunding Revenue Bonds Series 2011A
03/01/18	3.000%	1,115,000	1,185,535
03/01/19	5.000%	3,490,000	4,128,949
03/01/22	5.000%	4,620,000	5,510,043

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Water & Sewer (cont.)
Washington County Clean Water Services Refunding Revenue Bonds Senior Lien Series 2004 (NPFGC)
10/01/13	5.000%	$2,310,000	$2,483,689
Total			25,504,643
Total Municipal Bonds (Cost: $419,305,725)			$457,034,367
		Shares	Value
Money Market Funds 3.7%
Dreyfus Tax-Exempt Cash Management Fund, 0.010% (g)		9,008,645	$9,008,645
JPMorgan Tax-Free Money Market Fund, 0.010% (g)		8,635,633	8,635,633
Total Money Market Funds (Cost: $17,644,278)			$17,644,278
Total Investments (Cost: $436,950,003)			$474,678,645
Other Assets & Liabilities, Net			1,688,985
Total Net Assets			$476,367,630

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Variable rate security. The interest rate shown reflects the rate as of February 29, 2012.

(c)  Represents a security purchased on a when-issued or delayed delivery basis.

(d)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 29, 2012, the value of these securities amounted to $25,027,955 or 5.25% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 29, 2012 was $2,771,025, representing 0.58% of net assets. Information concerning such security holdings at February 29, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Oregon State Facilities Authority Revenue Bonds Goodwill Industries Lane County Series 1998A 6.650% 11/15/22	06/17/98	$2,770,000

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $2,771,025 or 0.58% of net assets.

(g)  The rate shown is the seven-day current annualized yield at February 29, 2012.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Oregon Intermediate Municipal Bond Fund

February 29, 2012 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of February 29, 2012:

	Fair value at February 29, 2012
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$457,034,367	$—	$457,034,367
Total Bonds	—	457,034,367	—	457,034,367
Other
Money Market Funds	17,644,278	—	—	17,644,278
Total Other	17,644,278	—	—	17,644,278
Total	$17,644,278	$457,034,367	$—	$474,678,645

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities – Columbia Oregon Intermediate Municipal Bond Fund

February 29, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $436,950,003)	$474,678,645
Receivable for:
Capital shares sold	998,135
Interest	5,127,860
Expense reimbursement due from Investment Manager	8,986
Prepaid expense	4,567
Trustees' deferred compensation plan	38,583
Total assets	480,856,776
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,847,570
Capital shares purchased	397,857
Dividend distributions to shareholders	1,134,525
Investment management fees	5,208
Distribution and service fees	564
Transfer agent fees	28,301
Administration fees	881
Chief compliance officer expenses	444
Other expenses	35,213
Trustees' deferred compensation plan	38,583
Total liabilities	4,489,146
Net assets applicable to outstanding capital stock	$476,367,630

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities (continued) – Columbia Oregon Intermediate Municipal Bond Fund

February 29, 2012 (Unaudited)

Represented by
Paid-in capital	$438,399,765
Undistributed net investment income	270,431
Accumulated net realized loss	(31,208)
Unrealized appreciation (depreciation) on:
Investments	37,728,642
Total — representing net assets applicable to outstanding capital stock	$476,367,630
Net assets applicable to outstanding shares
Class A	$28,286,601
Class B	$33,808
Class C	$20,875,432
Class Z	$427,171,789
Shares outstanding
Class A	2,197,582
Class B	2,626
Class C	1,621,563
Class Z	33,181,168
Net asset value per share
Class A(a)	$12.87
Class B	$12.87
Class C	$12.87
Class Z	$12.87

(a)  The maximum offering price per share for Class A is $13.30. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Operations – Columbia Oregon Intermediate Municipal Bond Fund

Six months ended February 29, 2012 (Unaudited)

Net investment income
Income:
Dividends	$987
Interest	8,657,103
Total income	8,658,090
Expenses:
Investment management fees	913,943
Distribution fees
Class B	278
Class C	71,922
Service fees
Class A	34,298
Class B	93
Class C	23,994
Transfer agent fees
Class A	11,985
Class B	32
Class C	8,390
Class Z	179,248
Administration fees	154,743
Compensation of board members	12,850
Custodian fees	3,379
Printing and postage fees	32,891
Registration fees	24,856
Professional fees	29,798
Chief compliance officer expenses	382
Other	10,429
Total expenses	1,513,511
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(150,367)
Fees waived by distributor — Class C	(33,532)
Expense reductions	(1,120)
Total net expenses	1,328,492
Net investment income	7,329,598
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	530,612
Net realized gain	530,612
Net change in unrealized appreciation (depreciation) on:
Investments	13,535,689
Net change in unrealized appreciation	13,535,689
Net realized and unrealized gain	14,066,301
Net increase in net assets resulting from operations	$21,395,899

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets – Columbia Oregon Intermediate Municipal Bond Fund

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Operations
Net investment income	$7,329,598	$15,914,153
Net realized gain (loss)	530,612	(591,862)
Net change in unrealized appreciation (depreciation)	13,535,689	(7,035,023)
Net increase in net assets resulting from operations	21,395,899	8,287,268
Distributions to shareholders from:
Net investment income
Class A	(413,240)	(842,891)
Class B	(843)	(5,973)
Class C	(250,244)	(478,141)
Class Z	(6,675,934)	(14,648,157)
Net realized gains
Class A	—	(47,330)
Class B	—	(559)
Class C	—	(28,963)
Class Z	—	(729,539)
Total distributions to shareholders	(7,340,261)	(16,781,553)
Increase (decrease) in net assets from share transactions	16,773,287	(41,175,886)
Total increase (decrease) in net assets	30,828,925	(49,670,171)
Net assets at beginning of period	445,538,705	495,208,876
Net assets at end of period	$476,367,630	$445,538,705
Undistributed net investment income	$270,431	$281,094

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets (continued) – Columbia Oregon Intermediate Municipal Bond Fund

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	588,662	7,395,448	890,521	10,923,081
Distributions reinvested	25,865	327,379	40,010	489,936
Redemptions	(418,681)	(5,310,054)	(1,112,138)	(13,574,198)
Net increase (decrease)	195,846	2,412,773	(181,607)	(2,161,181)
Class B shares
Subscriptions	17	216	123	1,506
Distributions reinvested	12	151	190	2,323
Redemptions(a)	(3,710)	(47,606)	(25,822)	(314,324)
Net decrease	(3,681)	(47,239)	(25,509)	(310,495)
Class C shares
Subscriptions	388,747	4,922,807	389,956	4,799,963
Distributions reinvested	15,598	197,494	21,922	268,239
Redemptions	(229,556)	(2,905,094)	(285,063)	(3,454,496)
Net increase	174,789	2,215,207	126,815	1,613,706
Class Z shares
Subscriptions	2,182,712	27,621,533	2,186,882	26,859,008
Distributions reinvested	379,344	4,802,742	915,596	11,205,841
Redemptions	(1,599,363)	(20,231,729)	(6,436,980)	(78,382,765)
Net increase (decrease)	962,693	12,192,546	(3,334,502)	(40,317,916)
Total net increase (decrease)	1,329,647	16,773,287	(3,414,803)	(41,175,886)

(a)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights – Columbia Oregon Intermediate Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$12.49		$12.67		$12.17		$12.07		$12.02		$12.24
Income from investment operations:
Net investment income	0.19		0.40		0.41		0.45		0.46		0.46
Net realized and unrealized gain (loss)	0.38		(0.15)		0.51		0.09		0.05		(0.23)
Total from investment operations	0.57		0.25		0.92		0.54		0.51		0.23
Less distributions to shareholders from:
Net investment income	(0.19)		(0.41)		(0.42)		(0.45)		(0.46)		(0.45)
Net realized gains	—		(0.02)		—		—		—		—
Total distributions to shareholders	(0.19)		(0.43)		(0.42)		(0.45)		(0.46)		(0.45)
Proceeds from regulatory settlement	—		—		—		0.01		—		—
Net asset value, end of period	$12.87		$12.49		$12.67		$12.17		$12.07		$12.02
Total return	4.60%		2.07%		7.68%		4.70%		4.31%		1.92%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.86	%(b)	0.89%		0.89%		0.89%		0.87%		0.88%
Net expenses after fees waived or expenses reimbursed(c)	0.79	%(b)(d)	0.80	%(d)	0.78	%(d)	0.75	%(d)	0.77	%(d)	0.88	%(d)
Net investment income	3.00	%(b)(d)	3.28	%(d)	3.35	%(d)	3.74	%(d)	3.78	%(d)	3.73	%(d)
Supplemental data
Net assets, end of period (in thousands)	$28,287		$24,998		$27,661		$15,507		$10,210		$5,519
	6%		13%		12%		8%		5%		16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Oregon Intermediate Municipal Bond Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$12.49		$12.67		$12.17		$12.07		$12.02		$12.24
Income from investment operations:
Net investment income	0.14		0.32		0.33		0.36		0.37		0.36
Net realized and unrealized gain (loss)	0.38		(0.17)		0.49		0.09		0.05		(0.22)
Total from investment operations	0.52		0.15		0.82		0.45		0.42		0.14
Less distributions to shareholders from:
Net investment income	(0.14)		(0.31)		(0.32)		(0.36)		(0.37)		(0.36)
Net realized gains	—		(0.02)		—		—		—		—
Total distributions to shareholders	(0.14)		(0.33)		(0.32)		(0.36)		(0.37)		(0.36)
Proceeds from regulatory settlement	—		—		—		0.01		—		—
Net asset value, end of period	$12.87		$12.49		$12.67		$12.17		$12.07		$12.02
Total return	4.21%		1.30%		6.88%		3.92%		3.56%		1.16%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.61	%(b)	1.66%		1.64%		1.64%		1.62%		1.63%
Net expenses after fees waived or expenses reimbursed(c)	1.54	%(b)(d)	1.55	%(d)	1.53	%(d)	1.50	%(d)	1.52	%(d)	1.63	%(d)
Net investment income	2.27	%(b)(d)	2.57	%(d)	2.66	%(d)	3.02	%(d)	3.08	%(d)	2.98	%(d)
Supplemental data
Net assets, end of period (in thousands)	$34		$79		$403		$641		$570		$842
Portfolio turnover	6%		13%		12%		8%		5%		16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Oregon Intermediate Municipal Bond Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$12.49		$12.67		$12.17		$12.07		$12.02		$12.24
Income from investment operations:
Net investment income	0.16		0.35		0.37		0.40		0.41		0.40
Net realized and unrealized gain (loss)	0.38		(0.15)		0.50		0.09		0.05		(0.21)
Total from investment operations	0.54		0.20		0.87		0.49		0.46		0.19
Less distributions to shareholders from:
Net investment income	(0.16)		(0.36)		(0.37)		(0.40)		(0.41)		(0.41)
Net realized gains	—		(0.02)		—		—		—		—
Total distributions to shareholders	(0.16)		(0.38)		(0.37)		(0.40)		(0.41)		(0.41)
Proceeds from regulatory settlement	—		—		—		0.01		—		—
Net asset value, end of period	$12.87		$12.49		$12.67		$12.17		$12.07		$12.02
Total return	4.39%		1.65%		7.25%		4.28%		3.88%		1.52%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.61	%(b)	1.64%		1.64%		1.64%		1.62%		1.63%
Net expenses after fees waived or expenses reimbursed(c)	1.19	%(b)(d)	1.19	%(d)	1.18	%(d)	1.15	%(d)	1.17	%(d)	1.28	%(d)
Net investment income	2.60	%(b)(d)	2.88	%(d)	2.96	%(d)	3.34	%(d)	3.36	%(d)	3.33	%(d)
Supplemental data
Net assets, end of period (in thousands)	$20,875		$18,069		$16,722		$11,332		$7,847		$1,097
Portfolio turnover	6%		13%		12%		8%		5%		16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Oregon Intermediate Municipal Bond Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$12.49		$12.67		$12.17		$12.07		$12.02		$12.24
Income from investment operations:
Net investment income	0.20		0.43		0.45		0.48		0.49		0.49
Net realized and unrealized gain (loss)	0.38		(0.15)		0.50		0.09		0.05		(0.23)
Total from investment operations	0.58		0.28		0.95		0.57		0.54		0.26
Less distributions to shareholders from:
Net investment income	(0.20)		(0.44)		(0.45)		(0.48)		(0.49)		(0.48)
Net realized gains	—		(0.02)		—		—		—		—
Total distributions to shareholders	(0.20)		(0.46)		(0.45)		(0.48)		(0.49)		(0.48)
Proceeds from regulatory settlement	—		—		—		0.01		—		—
Net asset value, end of period	$12.87		$12.49		$12.67		$12.17		$12.07		$12.02
Total return	4.72%		2.31%		7.95%		4.96%		4.59%		2.18%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.61	%(b)	0.64%		0.64%		0.64%		0.62%		0.63%
Net expenses after fees waived or expenses reimbursed(c)	0.54	%(b)(d)	0.55	%(d)	0.53	%(d)	0.50	%(d)	0.52	%(d)	0.63	%(d)
Net investment income	3.26	%(b)(d)	3.53	%(d)	3.63	%(d)	4.02	%(d)	4.07	%(d)	3.98	%(d)
Supplemental data
Net assets, end of period (in thousands)	$427,172		$402,393		$450,422		$416,275		$381,162		$368,292
Portfolio turnover	6%		13%		12%		8%		5%		16%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Notes to Financial Statements – Columbia Oregon Intermediate Municipal Bond Fund

February 29, 2012 (Unaudited)

Note 1. Organization

Columbia Oregon Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

19

Columbia Oregon Intermediate Municipal Bond Fund, February 29, 2012 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

20

Columbia Oregon Intermediate Municipal Bond Fund, February 29, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended February 29, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 29, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended February 29, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.09%
Class B	0.09
Class C	0.09
Class Z	0.09

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2012, these minimum account balance fees reduced total expenses by $1,120.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of

21

Columbia Oregon Intermediate Municipal Bond Fund, February 29, 2012 (Unaudited)

the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $35,925 for Class A and $995 for Class C shares for the six months ended February 29, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2012, the cost of investments for federal income tax purposes was approximately $436,950,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$38,076,000
Unrealized depreciation	(348,000)
Net unrealized apppreciation	$37,728,000

22

Columbia Oregon Intermediate Municipal Bond Fund, February 29, 2012 (Unaudited)

The following capital loss carryforward, determined as of August 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2019	$7,376

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of August 31, 2011, the Fund elected to treat post-October capital losses of $545,500 as arising on September 1, 2011.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $44,527,499 and $25,133,456, respectively, for the six months ended February 29, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. For the year ended February 29, 2012, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

23

Columbia Oregon Intermediate Municipal Bond Fund, February 29, 2012 (Unaudited)

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 29, 2012, one unaffiliated shareholder account owned 13.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended February 29, 2012.

Note 10. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a

24

Columbia Oregon Intermediate Municipal Bond Fund, February 29, 2012 (Unaudited)

notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgment by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

25

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Oregon Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Oregon Intermediate Municipal Bond Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1640 C (4/12)

Columbia Small Cap Growth Fund I

Semiannual Report for the Period Ended February 29, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	21

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Americans were dispirited in the fourth quarter of 2011 by Washington's inability to reach a plan for deficit reduction and Europe's piecemeal attempt to address its own fiscal issues. Yet, there was sufficient good news to encourage risk taking, buoying both stocks and bonds to solid gains.

U.S. economic data surprised on the upside and fears of recession abated. With the bar of expectations set low, investors responded positively to the announcement that the economy had expanded by 1.8% in the third quarter. Consumer confidence improved, even though consumers remain under pressure with no real increase in disposable income and a continued decline in household net worth. Headline inflation—which tracks a broad range of consumer expenditures, including food and energy—declined. Even manufacturing held its ground.

Against this backdrop, the U.S. equity markets logged solid returns. The S&P 500 Index gained 11.82%, moving into positive territory for the year with quarterly advances in all ten sectors. Mid- and small-cap stocks did even better. Value outperformed growth across all market capitalizations. Energy stocks led the market, as the price of oil moved above $100 a barrel in December. Industrials and materials stocks rose, buoyed by improving economic data. The U.S. fixed-income markets logged modest but solid returns. High-yield bonds were the best performers as the economy showed signs of improvement. Emerging market bonds were strong performers, as inflation came under control in key regions. Municipal bonds and Treasuries eked out only modest gains, as investors moved away from quality in favor of riskier assets.

While fourth quarter gains were encouraging, challenges still remain. Columbia Management, however, remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $326 billion under management as of December 31, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The strong line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of December 31, 2011, Columbia Management offers 52 funds rated either 4 or 5 stars by Morningstar.*

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

*All ratings are based on Class Z shares as of 12/31/2011. Out of 119 Class Z share Columbia funds rated by Morningstar, 7 funds received a 5-star Overall Rating and 45 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges/loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Small Cap Growth Fund I

Average annual total return as of 02/29/12 (%)

Share class	A*		B*		C*		I*	R*	Y*	Z
Inception	11/01/05		11/01/05		11/01/05		09/27/10	09/27/10	07/15/09	10/01/96
Sales charge	without	with	without	with	without	with	without	without	without	without
6-month
(cumulative)	9.88	3.55	9.48	4.52	9.48	8.49	10.11	9.73	10.11	10.01
1-year	–0.01	–5.76	–0.72	–5.21	–0.72	–1.61	0.44	–0.25	0.44	0.26
5-year	4.88	3.64	4.09	3.75	4.09	4.09	5.20	4.63	5.22	5.14
10-year	7.94	7.30	7.14	7.14	7.14	7.14	8.24	7.68	8.25	8.21

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I shares, Class Y shares and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (12b-1) fee. Class I shares, Class R shares, Class Y shares and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Risks include stock market fluctuations due to business and economic developments.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

Stocks of small-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid.

1The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

2The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/29/12

+9.88%

Class A shares (without sales charge)

+12.99%

Russell 2000 Growth Index[1]

+12.40%

Russell 2000 Index[2]

Net asset value per share

as of 02/29/12 ($)
Class A	29.84
Class B	28.58
Class C	28.58
Class I	30.32
Class R	29.81
Class Y	30.31
Class Z	30.24

Distributions declared per share

09/01/11 – 02/29/12 ($)
Class A	2.80
Class B	2.73
Class C	2.73
Class I	2.93
Class R	2.73
Class Y	2.93
Class Z	2.88

Portfolio Breakdown1

as of 02/29/12 (%)

Common Stocks
Consumer Discretionary	16.9
Consumer Staples	3.0
Energy	9.7
Financials	7.4
Health Care	19.8
Industrials	18.7
Information Technology	21.8
Materials	1.0
Utilities	0.6
Warrants
Energy	0.0	*
Other[2]	1.1

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

2Includes investments in affiliated money market fund.

*rounds to less than 0.1%

1

Fund Expense Example – Columbia Small Cap Growth Fund I

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,098.80	1,018.35	6.84	6.57	1.31
Class B	1,000.00	1,000.00	1,094.80	1,014.62	10.73	10.32	2.06
Class C	1,000.00	1,000.00	1,094.80	1,014.62	10.73	10.32	2.06
Class I	1,000.00	1,000.00	1,101.10	1,020.49	4.60	4.42	0.88
Class R	1,000.00	1,000.00	1,097.30	1,017.11	8.13	7.82	1.56
Class Y	1,000.00	1,000.00	1,101.10	1,020.34	4.75	4.57	0.91
Class Z	1,000.00	1,000.00	1,100.10	1,019.59	5.53	5.32	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Small Cap Growth Fund I

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.6%
CONSUMER DISCRETIONARY 17.0%
Auto Components 0.7%
Tenneco, Inc. (a)	193,800	$7,461,300
Diversified Consumer Services 0.7%
Bridgepoint Education, Inc. (a)(b)	163,800	3,990,168
Grand Canyon Education, Inc. (a)(b)	229,900	3,933,589
Total		7,923,757
Hotels, Restaurants & Leisure 2.7%
BJ's Restaurants, Inc. (a)(b)	216,810	10,764,616
Domino's Pizza, Inc. (a)	497,000	19,114,620
Total		29,879,236
Household Durables 1.8%
Tempur-Pedic International, Inc. (a)(b)	168,922	13,344,838
Toll Brothers, Inc. (a)(b)	262,800	6,165,288
Total		19,510,126
Internet & Catalog Retail 0.5%
Shutterfly, Inc. (a)(b)	194,730	5,327,813
Leisure Equipment & Products 1.1%
Arctic Cat, Inc. (a)	153,500	5,645,730
Polaris Industries, Inc.	91,510	6,045,151
Total		11,690,881
Media 2.1%
Cinemark Holdings, Inc.	425,322	8,897,736
Entercom Communications Corp. (a)(b)	182,800	1,279,600
IMAX Corp. (a)	390,100	9,955,352
National CineMedia, Inc.	162,858	2,591,071
Total		22,723,759
Multiline Retail 0.5%
Gordmans Stores, Inc. (a)(b)	336,037	5,097,681
Specialty Retail 5.0%
Asbury Automotive Group, Inc. (a)(b)	287,600	7,457,468
Body Central Corp. (a)(b)	309,847	8,626,140
DSW, Inc., Class A	102,300	5,769,720
hhgregg, Inc. (a)(b)	318,700	3,642,741
Lumber Liquidators Holdings, Inc. (a)	232,400	5,087,236
Pier 1 Imports, Inc. (a)(b)	695,475	11,941,306
Rent-A-Center, Inc. (b)	172,700	6,117,034
Select Comfort Corp. (a)(b)	191,500	5,666,485
Total		54,308,130
Textiles, Apparel & Luxury Goods 1.9%
Crocs, Inc. (a)	475,130	9,336,305
G-III Apparel Group Ltd. (a)(b)	122,500	3,052,700
Gildan Activewear, Inc.	349,600	8,733,008
Total		21,122,013
TOTAL CONSUMER DISCRETIONARY		185,044,696
CONSUMER STAPLES 3.0%
Food Products 0.5%
Post Holdings, Inc. (a)	172,500	5,371,650
Personal Products 2.5%
Elizabeth Arden, Inc. (a)(b)	375,511	13,950,234
Nu Skin Enterprises, Inc., Class A (b)	227,500	13,140,400
Total		27,090,634
TOTAL CONSUMER STAPLES		32,462,284

Issuer	Shares	Value
Common Stocks (continued)
ENERGY 9.7%
Energy Equipment & Services 2.6%
CARBO Ceramics, Inc. (b)	59,800	$5,480,670
Dril-Quip, Inc. (a)(b)	72,445	5,070,425
Key Energy Services, Inc. (a)(b)	671,100	11,448,966
Superior Energy Services, Inc. (a)	239,372	7,023,175
Total		29,023,236
Oil, Gas & Consumable Fuels 7.1%
Carrizo Oil & Gas, Inc. (a)(b)	212,900	5,997,393
Cheniere Energy, Inc. (a)	225,200	3,387,008
Energy XXI Bermuda Ltd. (a)(b)	443,007	16,581,752
Golar LNG Ltd. (b)	166,600	7,075,502
Kodiak Oil & Gas Corp. (a)	535,790	5,191,805
McMoRan Exploration Co. (a)(b)	408,364	5,717,096
Oasis Petroleum, Inc. (a)	275,595	8,838,332
Resolute Energy Corp. (a)(b)	537,065	5,993,645
Rosetta Resources, Inc. (a)(b)	131,824	6,728,297
Western Refining, Inc. (b)	332,600	6,036,690
World Fuel Services Corp. (b)	129,298	5,386,555
Total		76,934,075
TOTAL ENERGY		105,957,311
FINANCIALS 7.5%
Capital Markets 0.5%
Financial Engines, Inc. (a)(b)	243,366	5,609,586
Commercial Banks 1.6%
Glacier Bancorp, Inc. (b)	229,922	3,172,924
Signature Bank (a)	233,450	13,857,592
Total		17,030,516
Consumer Finance 1.5%
DFC Global Corp. (a)(b)	612,149	10,963,589
First Cash Financial Services, Inc. (a)(b)	132,100	5,582,546
Total		16,546,135
Real Estate Investment Trusts (REITs) 3.9%
DiamondRock Hospitality Co. (b)	652,100	6,494,916
Home Properties, Inc. (b)	192,900	11,116,827
Omega Healthcare Investors, Inc. (b)	378,700	7,714,119
Sabra Health Care REIT, Inc. (b)	385,409	5,503,640
Summit Hotel Properties, Inc. (b)	632,941	5,829,387
Tanger Factory Outlet Centers	199,000	5,826,720
Total		42,485,609
TOTAL FINANCIALS		81,671,846
HEALTH CARE 19.9%
Biotechnology 6.0%
Alkermes PLC (a)(b)	629,600	11,087,256
Amarin Corp. PLC, ADR (a)(b)	906,200	7,023,050
Ardea Biosciences, Inc. (a)	250,113	5,332,409
Ariad Pharmaceuticals, Inc. (a)	493,900	7,082,526
Exact Sciences Corp. (a)	486,700	4,570,113
Idenix Pharmaceuticals, Inc. (a)(b)	674,307	7,936,593
Ironwood Pharmaceuticals, Inc. (a)(b)	342,855	4,590,828
Momenta Pharmaceuticals, Inc. (a)	231,195	3,389,319
Onyx Pharmaceuticals, Inc. (a)(b)	219,859	8,424,997
Rigel Pharmaceuticals, Inc. (a)(b)	637,700	6,377,000
Total		65,814,091

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Small Cap Growth Fund I

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE (cont.)
Health Care Equipment & Supplies 4.5%
Align Technology, Inc. (a)(b)	476,924	$12,214,024
Insulet Corp. (a)(b)	548,389	10,814,231
Masimo Corp. (a)	516,924	11,268,943
NxStage Medical, Inc. (a)(b)	307,000	6,140,000
Volcano Corp. (a)	296,100	8,299,683
Total		48,736,881
Health Care Providers & Services 5.7%
Brookdale Senior Living, Inc. (a)	1,097,690	20,460,942
Catalyst Health Solutions, Inc. (a)(b)	229,106	14,209,154
HMS Holdings Corp. (a)(b)	550,113	17,724,641
IPC The Hospitalist Co., Inc. (a)(b)	253,200	9,208,884
Total		61,603,621
Health Care Technology 0.8%
athenahealth, Inc. (a)	119,800	8,466,266
Omnicell, Inc. (a)(b)	37,502	559,530
Total		9,025,796
Life Sciences Tools & Services 0.5%
ICON PLC, ADR (a)(b)	267,689	5,669,653
Pharmaceuticals 2.4%
Impax Laboratories, Inc. (a)(b)	479,690	11,200,762
MAP Pharmaceuticals, Inc. (a)(b)	309,705	4,970,765
Salix Pharmaceuticals Ltd. (a)(b)	197,095	9,720,725
Total		25,892,252
TOTAL HEALTH CARE		216,742,294
INDUSTRIALS 18.8%
Aerospace & Defense 1.9%
Hexcel Corp. (a)(b)	544,200	13,751,934
LMI Aerospace, Inc. (a)	370,619	7,542,097
Total		21,294,031
Building Products 0.5%
USG Corp. (a)(b)	395,100	5,630,175
Commercial Services & Supplies 1.7%
Portfolio Recovery Associates, Inc. (a)(b)	120,900	8,430,357
Tetra Tech, Inc. (a)	400,105	9,826,579
Total		18,256,936
Construction & Engineering 0.5%
Great Lakes Dredge & Dock Corp.	761,355	5,398,007
Electrical Equipment 1.6%
Acuity Brands, Inc.	135,600	8,432,964
Regal-Beloit Corp. (b)	128,742	8,690,085
Total		17,123,049
Machinery 4.4%
Chart Industries, Inc. (a)(b)	93,354	6,384,480
Lindsay Corp.	177,373	11,633,895
Proto Labs, Inc. (a)	128,509	3,951,652
Tennant Co. (b)	220,529	9,050,510
Trinity Industries, Inc.	210,015	7,300,121
Woodward, Inc.	217,800	9,533,106
Total		47,853,764
Professional Services 3.3%
Acacia Research Corp. (a)(b)	297,900	11,767,050
Advisory Board Co. (The) (a)(b)	110,647	8,955,768

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS (cont.)
Professional Services (cont.)
Corporate Executive Board Co. (The)	147,800	$6,124,832
CoStar Group, Inc. (a)(b)	151,740	9,101,365
Total		35,949,015
Road & Rail 2.9%
Avis Budget Group, Inc. (a)(b)	541,900	6,990,510
Genesee & Wyoming, Inc., Class A (a)(b)	174,091	10,344,487
Knight Transportation, Inc. (b)	326,200	5,587,806
Roadrunner Transportation Systems, Inc. (a)	485,109	8,659,196
Total		31,581,999
Trading Companies & Distributors 2.0%
TAL International Group, Inc. (b)	220,482	7,946,171
United Rentals, Inc. (a)(b)	197,600	8,235,968
Watsco, Inc. (b)	77,500	5,532,725
Total		21,714,864
TOTAL INDUSTRIALS		204,801,840
INFORMATION TECHNOLOGY 22.1%
Communications Equipment 1.2%
Netgear, Inc. (a)	338,000	12,698,660
Electronic Equipment, Instruments & Components 0.6%
Universal Display Corp. (a)(b)	153,500	6,341,085
Internet Software & Services 3.4%
Ancestry.com, Inc. (a)(b)	247,200	5,631,216
Bankrate, Inc. (a)	227,460	5,422,646
Constant Contact, Inc. (a)	294,200	8,896,608
DealerTrack Holdings, Inc. (a)	232,100	6,463,985
LogMeIn, Inc. (a)(b)	301,885	11,127,481
Total		37,541,936
IT Services 2.8%
Jack Henry & Associates, Inc. (b)	198,900	6,710,886
ServiceSource International, Inc. (a)	889,044	14,935,939
Wright Express Corp. (a)(b)	143,819	8,899,520
Total		30,546,345
Semiconductors & Semiconductor Equipment 5.4%
Cavium, Inc. (a)	158,100	5,648,913
Cirrus Logic, Inc. (a)	156,700	3,694,986
Entegris, Inc. (a)	730,501	6,603,729
Kulicke & Soffa Industries, Inc. (a)	193,400	2,177,684
Mellanox Technologies Ltd. (a)(b)	188,000	7,175,960
Omnivision Technologies, Inc. (a)(b)	572,500	9,371,825
Semtech Corp. (a)(b)	403,500	11,584,485
Volterra Semiconductor Corp. (a)(b)	415,013	12,753,350
Total		59,010,932
Software 8.7%
ACI Worldwide, Inc. (a)(b)	179,800	6,792,844
Aspen Technology, Inc. (a)(b)	760,000	15,625,600
CommVault Systems, Inc. (a)	189,500	9,772,515
Kenexa Corp. (a)	200,800	5,580,232
Monitise PLC (a)	6,638,993	4,066,360
Parametric Technology Corp. (a)	289,400	7,726,980
QLIK Technologies, Inc. (a)	199,500	6,038,865
RealPage, Inc. (a)(b)	291,638	5,783,182
Sourcefire, Inc. (a)(b)	121,600	5,474,432
Synchronoss Technologies, Inc. (a)(b)	269,622	9,021,552

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Small Cap Growth Fund I

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
Software (cont.)
Take-Two Interactive Software, Inc. (a)(b)	483,600	$7,471,620
TIBCO Software, Inc. (a)	375,875	10,889,099
Total		94,243,281
TOTAL INFORMATION TECHNOLOGY		240,382,239
MATERIALS 1.0%
Chemicals 0.6%
Intrepid Potash, Inc. (a)(b)	230,100	5,819,229
Metals & Mining 0.4%
Globe Specialty Metals, Inc. (b)	326,300	4,639,986
TOTAL MATERIALS		10,459,215
UTILITIES 0.6%
Electric Utilities 0.6%
UIL Holdings Corp. (b)	180,200	6,352,050
TOTAL UTILITIES		6,352,050
Total Common Stocks (Cost: $879,134,625)		$1,083,873,775
Warrants 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Magnum Hunter Resources Corp. (a)(b)(c)	128,560	$224,567
TOTAL ENERGY		224,567
Total Warrants (Cost: $110,576)		$224,567
Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.166% (d)(e)	12,191,187	$12,191,187
Total Money Market Funds (Cost: $12,191,187)		$12,191,187

Issuer	Effective Yield	Principal	Value
Investments of Cash Collateral Received for Securities on Loan 25.6%
Asset-Backed Commercial Paper 2.6%
Atlantis One
04/11/12	0.511%	$998,711	$998,711
08/01/12	0.662%	4,983,317	4,983,317
Kells Funding, LLC
04/13/12	0.581%	6,989,511	6,989,511
06/04/12	0.491%	4,993,330	4,993,330
Regency Markets No. 1 LLC
03/19/12	0.200%	4,999,139	4,999,139
05/15/12	0.380%	4,995,303	4,995,303
Total			27,959,311

Issuer	Effective Yield	Principal	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 11.0%
ABM AMRO Bank N.V.
03/21/12	0.310%	$4,998,752	$4,998,752
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	4,000,000	4,000,000
Bank of Nova Scotia
05/03/12	0.394%	8,000,000	8,000,000
Barclays Bank PLC
04/18/12	0.600%	7,000,000	7,000,000
DnB NOR ASA
03/15/12	0.520%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
03/12/12	0.250%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	8,000,102	8,000,102
Mizuho Corporate Bank Ltd.
03/07/12	0.200%	5,000,083	5,000,083
National Australia Bank
04/30/12	0.394%	6,000,000	6,000,000
08/16/12	0.344%	6,000,000	6,000,000
National Bank of Canada
05/08/12	0.410%	8,000,000	8,000,000
Nordea Bank AB
03/13/12	0.520%	5,000,000	5,000,000
Norinchukin Bank
05/21/12	0.470%	12,000,000	12,000,000
Rabobank
03/16/12	0.530%	7,989,297	7,989,297
Standard Chartered Bank PLC
03/30/12	0.625%	4,992,113	4,992,113
04/03/12	0.570%	7,500,000	7,500,000
Svenska Handelsbanken
07/26/12	0.590%	5,000,252	5,000,252
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000
04/09/12	0.590%	5,000,000	5,000,000
Total			119,480,599
Commercial Paper 7.7%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
Development Bank of Singapore Ltd.
08/02/12	0.551%	5,984,050	5,984,050
Foreningsparbanken (Swedbank)
04/02/12	0.400%	4,996,611	4,996,611
03/21/12	0.425%	6,995,537	6,995,537
HSBC Bank PLC
04/13/12	0.481%	5,985,360	5,985,360
Nordea Bank AB
07/24/12	0.627%	6,977,882	6,977,882
Skandinaviska Enskilda Banken AB
03/27/12	0.400%	9,993,222	9,993,222
State Development Bank of NorthRhine-Westphalia
03/13/12	0.240%	4,999,033	4,999,033
Suncorp Metway Ltd.
04/05/12	0.500%	9,991,111	9,991,111

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Small Cap Growth Fund I

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (cont.)
The Commonwealth Bank of Australia
08/16/12	0.307%	$5,000,000	$5,000,000
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	5,983,835	5,983,835
Total			83,864,400
Repurchase Agreements 4.3%
Citibank NA dated 02/29/12, matures 03/01/12, repurchase price $5,000,026 (f)	0.190%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 02/29/12, matures 03/01/12, repurchase price $5,000,018 (f)	0.130%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $10,285,145 (f)	0.160%	10,285,100	10,285,100

Issuer	Effective Yield	Principal	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Morgan Stanley dated 02/29/12, matures 03/01/12, repurchase price $15,000,075 (f)	0.180%	$15,000,000	$15,000,000
Natixis Financial Products, Inc. dated 02/29/12, matures 03/01/12, repurchase price $5,000,031 (f)	0.220%	5,000,000	5,000,000
Nomura Securities dated 02/29/12, matures 03/01/12, repurchase price $7,000,039 (f)	0.200%	7,000,000	7,000,000
Total			47,285,100
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $278,589,410)			$278,589,410
Total Investments (Cost: $1,170,025,798)			$1,374,878,939
Other Assets & Liabilities, Net			(286,841,451)
Net Assets			$1,088,037,488

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At February 29, 2012, security was partially or fully on loan.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 29, 2012 was $224,567, representing 0.02% of net assets. Information concerning such security holdings at February 29, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Magnum Hunter Resources Corp.	03/07/11 - 06/29/11	$110,576

(d)  The rate shown is the seven-day current annualized yield at February 29, 2012.

(e)  Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase	Sales Proceeds	Realized Gain/Loss	Ending Cost	Dividends	Value
Columbia Short-Term Cash Fund	$25,109,566	$283,374,662	$(296,293,041)	$—	$12,191,187	$19,083	$12,191,187

(f)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.190%)

Security Description	Value
Fannie Mae REMICS	$2,131,777
Freddie Mac REMICS	2,141,583
Government National Mortgage Association	826,640
Total Market Value of Collateral Securities	$5,100,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Small Cap Growth Fund I

February 29, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$2,392,734
Fannie Mae-Aces	264,929
Freddie Mac REMICS	1,919,413
Government National Mortgage Association	522,924
Total Market Value of Collateral Securities	$5,100,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$7,363,132
Ginnie Mae II Pool	3,127,694
Total Market Value of Collateral Securities	$10,490,826

Morgan Stanley (0.180%)

Security Description	Value
Freddie Mac Gold Pool	$8,175,738
Freddie Mac Non Gold Pool	7,124,262
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.220%)

Security Description	Value
Fannie Mae Pool	$251,534
Fannie Mae REMICS	1,873,339
Freddie Mac Gold Pool	230,300
Freddie Mac REMICS	1,104,611
Government National Mortgage Association	329,725
United States Treasury Note/Bond	1,310,522
Total Market Value of Collateral Securities	$5,100,031

Nomura Securities (0.200%)

Security Description	Value
Ginnie Mae II Pool	$7,140,000
Total Market Value of Collateral Securities	$7,140,000

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Small Cap Growth Fund I

February 29, 2012 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements—Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of February 29, 2012:

	Fair value at February 29, 2012
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total(b)
Equity Securities
Common Stocks
Consumer Discretionary	$185,044,696	$—	$—	$185,044,696
Consumer Staples	32,462,284	—	—	32,462,284
Energy	105,957,311	—	—	105,957,311
Financials	81,671,846	—	—	81,671,846
Health Care	216,742,294	—	—	216,742,294
Industrials	204,801,840	—	—	204,801,840
Information Technology	236,315,879	4,066,360	—	240,382,239
Materials	10,459,215	—	—	10,459,215
Utilities	6,352,050	—	—	6,352,050
Warrants
Energy	—	224,567	—	224,567
Total Equity Securities	1,079,807,415	4,290,927	—	1,084,098,342
Other
Money Market Funds	12,191,187	—	—	12,191,187
Investments of Cash Collateral Received for Securities on Loan	—	278,589,410	—	278,589,410
Total Other	12,191,187	278,589,410	—	290,780,597
Total	$1,091,998,602	$282,880,337	$—	$1,374,878,939

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities – Columbia Small Cap Growth Fund I

February 29, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $879,245,201)	$1,084,098,342
Affiliated issuers (identified cost $12,191,187)	12,191,187
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $231,304,310)	231,304,310
Repurchase agreements (identified cost $47,285,100)	47,285,100
Total investments (identified cost $1,170,025,798)	1,374,878,939
Cash	16
Receivable for:
Investments sold	23,476,037
Capital shares sold	654,287
Dividends	342,984
Securities lending	102,225
Reclaims	2,304
Expense reimbursement due from Investment Manager	6,976
Prepaid expense	12,433
Trustees' deferred compensation plan	37,282
Total assets	1,399,513,483
Liabilities
Due upon return of securities on loan	278,589,410
Payable for:
Investments purchased	31,523,476
Capital shares purchased	1,003,303
Investment management fees	22,982
Distribution and service fees	970
Transfer agent fees	250,071
Administration fees	2,319
Chief compliance officer expenses	1,438
Other expenses	44,744
Trustees' deferred compensation plan	37,282
Total liabilities	311,475,995
Net assets applicable to outstanding capital stock	$1,088,037,488

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities (continued) – Columbia Small Cap Growth Fund I

February 29, 2012 (Unaudited)

Represented by
Paid-in capital	$852,412,897
Accumulated net investment loss	(5,738,324)
Accumulated net realized gain	36,509,784
Unrealized appreciation (depreciation) on:
Investments	204,853,141
Foreign currency translations	(10)
Total — representing net assets applicable to outstanding capital stock	$1,088,037,488
*Value of securities on loan	$266,855,653
Net assets applicable to outstanding shares
Class A	$76,392,253
Class B	$1,726,681
Class C	$14,044,303
Class I	$84,626,957
Class R	$62,996
Class Y	$12,609,284
Class Z	$898,575,014
Shares outstanding
Class A	2,559,971
Class B	60,423
Class C	491,469
Class I	2,790,867
Class R	2,113
Class Y	416,018
Class Z	29,716,599
Net asset value per share
Class A(a)	$29.84
Class B	$28.58
Class C	$28.58
Class I	$30.32
Class R	$29.81
Class Y	$30.31
Class Z	$30.24

(a)  The maximum offering price per share for Class A is $31.66. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Operations – Columbia Small Cap Growth Fund I

Six months ended February 29, 2012 (Unaudited)

Net investment income
Income:
Dividends	$2,608,712
Dividends from affiliates	19,083
Income from securities lending — net	619,327
Foreign taxes withheld	(6,714)
Total income	3,240,408
Expenses:
Investment management fees	4,088,726
Distribution fees
Class B	6,467
Class C	52,288
Class R	140
Service fees
Class A	104,178
Class B	2,156
Class C	17,429
Transfer agent fees
Class A	94,464
Class B	2,073
Class C	14,924
Class R	61
Class Y	1,488
Class Z	932,608
Administration fees	412,608
Compensation of board members	21,616
Custodian fees	5,165
Printing and postage fees	50,200
Registration fees	52,139
Professional fees	46,737
Chief compliance officer expenses	1,056
Other	27,588
Total expenses	5,934,111
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(157,932)
Expense reductions	(2,621)
Total net expenses	5,773,558
Net investment loss	(2,533,150)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	41,315,891
Foreign currency translations	(471)
Net realized gain	41,315,420
Net change in unrealized appreciation (depreciation) on:
Investments	60,245,675
Foreign currency translations	(10)
Net change in unrealized appreciation	60,245,665
Net realized and unrealized gain	101,561,085
Net increase in net assets resulting from operations	$99,027,935

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets – Columbia Small Cap Growth Fund I

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Operations
Net investment loss	$(2,533,150)	$(9,178,650)
Net realized gain	41,315,420	145,301,435
Net change in unrealized appreciation	60,245,665	73,912,409
Net increase in net assets resulting from operations	99,027,935	210,035,194
Distributions to shareholders from:
Net investment income
Net realized gains
Class A	(8,033,542)	—
Class B	(165,165)	—
Class C	(1,317,120)	—
Class I	(6,933,914)	—
Class R	(5,346)	—
Class Y	(1,103,193)	—
Class Z	(85,995,736)	—
Total distributions to shareholders	(103,554,016)	—
Increase (decrease) in net assets from share transactions	(69,769,747)	161,854,735
Total increase (decrease) in net assets	(74,295,828)	371,889,929
Net assets at beginning of period	1,162,333,316	790,443,387
Net assets at end of period	$1,088,037,488	$1,162,333,316
Accumulated net investment loss	$(5,738,324)	$(3,205,174)

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets (continued) – Columbia Small Cap Growth Fund I

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	259,409	7,266,054	1,365,459	42,903,630
Distributions reinvested	276,795	7,559,280	—	—
Redemptions	(1,023,164)	(28,956,734)	(961,860)	(30,447,867)
Net increase (decrease)	(486,960)	(14,131,400)	403,599	12,455,763
Class B shares
Subscriptions	688	18,573	8,470	251,645
Distributions reinvested	5,639	147,736	—	—
Redemptions(b)	(14,395)	(398,493)	(34,330)	(1,028,979)
Net decrease	(8,068)	(232,184)	(25,860)	(777,334)
Class C shares
Subscriptions	16,519	447,479	118,420	3,569,591
Distributions reinvested	36,657	960,411	—	—
Redemptions	(112,144)	(3,056,781)	(176,421)	(5,389,095)
Net decrease	(58,968)	(1,648,891)	(58,001)	(1,819,504)
Class I shares
Subscriptions	889,227	26,649,418	3,510,513	113,809,411
Distributions reinvested	250,131	6,933,641	—	—
Redemptions	(1,308,329)	(39,424,205)	(550,675)	(18,702,160)
Net increase (decrease)	(168,971)	(5,841,146)	2,959,838	95,107,251
Class R shares
Subscriptions	198	5,625	1,860	63,654
Distributions reinvested	186	5,089	—	—
Redemptions	(124)	(3,319)	(7)	(256)
Net increase	260	7,395	1,853	63,398
Class Y shares
Distributions reinvested	39,812	1,103,193	—	—
Redemptions	—	—	(198,653)	(6,600,000)
Net increase (decrease)	39,812	1,103,193	(198,653)	(6,600,000)
Class Z shares
Subscriptions	2,110,940	60,313,628	9,707,005	308,313,313
Distributions reinvested	1,592,084	44,037,051	—	—
Redemptions	(5,344,279)	(153,377,393)	(7,680,785)	(244,888,152)
Net increase (decrease)	(1,641,255)	(49,026,714)	2,026,220	63,425,161
Total net increase (decrease)	(2,324,150)	(69,769,747)	5,108,996	161,854,735

(a)  Class I shares and Class R shares are for the period September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights – Columbia Small Cap Growth Fund I

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011	2010		2009	2008		2007
Class A
Per share data
Net asset value, beginning of period	$29.94		$23.55	$20.82		$27.82	$31.69		$30.29
Income from investment operations:
Net investment loss	(0.10)		(0.31)	(0.26)		(0.19)	(0.24)		(0.25)
Net realized and unrealized gain (loss)	2.80		6.70	2.99		(6.81)	0.17		6.38
Total from investment operations	2.70		6.39	2.73		(7.00)	(0.07)		6.13
Less distributions to shareholders from:
Net realized gains	(2.80)		—	—		—	(3.80)		(4.73)
Total distributions to shareholders	(2.80)		—	—		—	(3.80)		(4.73)
Net asset value, end of period	$29.84		$29.94	$23.55		$20.82	$27.82		$31.69
Total return	9.88%		27.13%	13.11%		(25.16%)	(1.34	%)(a)	21.96%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.36	%(d)	1.30%	1.32	%(e)	1.40%	1.37%		1.40	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(f)	1.31	%(d)	1.30%	1.32	%(e)	1.37%	1.37%		1.40	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.36	%(d)	1.30%	1.32%		1.40%	1.37%		1.40%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(c)(f)	1.31	%(d)	1.30%	1.32%		1.37%	1.37%		1.40%
Net investment loss(c)	(0.71	%)(d)	(1.00%)	(1.10%)		(1.01%)	(0.82%)		(0.82%)
Supplemental data
Net assets, end of period (in thousands)	$76,392		$91,234	$62,261		$54,384	$44,184		$18,430
Portfolio turnover	51%		113%	144%		149%	165%		151%

Notes to Financial Highlights

(a)  Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss experienced by the Fund due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Small Cap Growth Fund I

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011	2010		2009	2008		2007
Class B
Per share data
Net asset value, beginning of period	$28.82		$22.84	$20.35		$27.39	$31.26		$30.14
Income from investment operations:
Net investment loss	(0.20)		(0.53)	(0.43)		(0.32)	(0.45)		(0.48)
Net realized and unrealized gain (loss)	2.69		6.51	2.92		(6.72)	0.14		6.33
Total from investment operations	2.49		5.98	2.49		(7.04)	(0.31)		5.85
Less distributions to shareholders from:
Net realized gains	(2.73)		—	—		—	(3.56)		(4.73)
Total distributions to shareholders	(2.73)		—	—		—	(3.56)		(4.73)
Net asset value, end of period	$28.58		$28.82	$22.84		$20.35	$27.39		$31.26
Total return	9.48%		26.18%	12.24%		(25.70%)	(2.10	%)(a)	21.05%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.12	%(d)	2.05%	2.07	%(e)	2.15%	2.12%		2.15	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(f)	2.06	%(d)	2.05%	2.07	%(e)	2.12%	2.12%		2.15	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.12	%(d)	2.05%	2.07%		2.15%	2.12%		2.15%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(c)(f)	2.06	%(d)	2.05%	2.07%		2.12%	2.12%		2.15%
Net investment loss(c)	(1.46	%)(d)	(1.76%)	(1.84%)		(1.75%)	(1.57%)		(1.57%)
Supplemental data
Net assets, end of period (in thousands)	$1,727		$1,974	$2,155		$2,620	$2,812		$1,254
Portfolio turnover	51%		113%	144%		149%	165%		151%

Notes to Financial Highlights

(a)  Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss experienced by the Fund due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Small Cap Growth Fund I

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011	2010		2009	2008		2007
Class C
Per share data
Net asset value, beginning of period	$28.82		$22.84	$20.35		$27.37	$31.25		$30.14
Income from investment operations:
Net investment loss	(0.20)		(0.53)	(0.44)		(0.32)	(0.44)		(0.48)
Net realized and unrealized gain (loss)	2.69		6.51	2.93		(6.70)	0.12		6.32
Total from investment operations	2.49		5.98	2.49		(7.02)	(0.32)		5.84
Less distributions to shareholders from:
Net realized gains	(2.73)		—	—		—	(3.56)		(4.73)
Total distributions to shareholders	(2.73)		—	—		—	(3.56)		(4.73)
Net asset value, end of period	$28.58		$28.82	$22.84		$20.35	$27.37		$31.25
Total return	9.48%		26.18%	12.24%		(25.65%)	(2.14	%)(a)	21.02%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.10	%(d)	2.05%	2.07	%(e)	2.15%	2.12%		2.15	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(f)	2.06	%(d)	2.05%	2.07	%(e)	2.12%	2.12%		2.15	%(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.10	%(d)	2.05%	2.07%		2.15%	2.12%		2.15%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(c)(f)	2.06	%(d)	2.05%	2.07%		2.12%	2.12%		2.15%
Net investment loss(c)	(1.46	%)(d)	(1.75%)	(1.85%)		(1.75%)	(1.57%)		(1.56%)
Supplemental data
Net assets, end of period (in thousands)	$14,044		$15,864	$13,897		$10,093	$8,382		$2,303
Portfolio turnover	51%		113%	144%		149%	165%		151%

Notes to Financial Highlights

(a)  Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss experienced by the Fund due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Small Cap Growth Fund I

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$30.45		$26.86
Income from investment operations:
Net investment loss	(0.04)		(0.17)
Net realized and unrealized gain	2.84		3.76
Total from investment operations	2.80		3.59
Less distributions to shareholders from:
Net realized gains	(2.93)		—
Total distributions to shareholders	(2.93)		—
Net asset value, end of period	$30.32		$30.45
Total return	10.11%		13.37%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.88	%(d)	0.88	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(e)	0.88	%(d)	0.88	%(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.88	%(d)	0.88	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(c)(e)	0.88	%(d)	0.88	%(d)
Net investment loss(c)	(0.27	%)(d)	(0.57	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$84,627		$90,132
Portfolio turnover	51%		113%
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Small Cap Growth Fund I

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Class R
Per share data
Net asset value, beginning of period	$29.88		$26.52
Income from investment operations:
Net investment loss	(0.13)		(0.35)
Net realized and unrealized gain	2.79		3.71
Total from investment operations	2.66		3.36
Less distributions to shareholders from:
Net realized gains	(2.73)		—
Total distributions to shareholders	(2.73)		—
Net asset value, end of period	$29.81		$29.88
Total return	9.73%		12.67%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.60	%(d)	1.55	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(c)(e)	1.56	%(d)	1.54	%(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.60	%(d)	1.55	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(c)(e)	1.56	%(d)	1.54	%(d)
Net investment loss(c)	(0.95	%)(d)	(1.16	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$63		$55
Portfolio turnover	51%		113%
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Small Cap Growth Fund I

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011	2010		2009(a)
Class Y
Per share data
Net asset value, beginning of period	$30.44		$23.85	$21.00		$19.21
Income from investment operations
Net investment loss	(0.04)		(0.18)	(0.17)		(0.03)
Net realized and unrealized gain	2.84		6.77	3.02		1.82
Total from investment operations	2.80		6.59	2.85		1.79
Less distributions to shareholders from:
Net realized gains	(2.93)		—	—		—
Total distributions to shareholders	(2.93)		—	—		—
Net asset value, end of period	$30.31		$30.44	$23.85		$21.00
Total return	10.11%		27.63%	13.57%		9.32%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.91	%(d)	0.88%	0.93	%(e)	1.03	%(d)
Net Expenses after fees waived or expenses reimbursed (including interest expense)(c)(f)	0.91	%(d)	0.88%	0.93	%(e)	1.03	%(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.91	%(d)	0.88%	0.93%		1.03	%(d)
Net Expenses after fees waived or expenses reimbursed (excluding interest expense)(c)(f)	0.91	%(d)	0.88%	0.93%		1.03	%(d)
Net investment income(c)	(0.30	%)(d)	(0.58%)	(0.70%)		(0.96	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$12,609		$11,453	$13,708		$14,222
Portfolio turnover	51%		113%	144%		149%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to August 31, 2009.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Small Cap Growth Fund I

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011	2010		2009	2008		2007
Class Z
Per share data
Net asset value, beginning of period	$30.35		$23.81	$21.00		$27.99	$31.86		$30.36
Income from investment operations:
Net investment loss	(0.07)		(0.23)	(0.21)		(0.14)	(0.17)		(0.18)
Net realized and unrealized gain (loss)	2.84		6.77	3.02		(6.85)	0.18		6.41
Total from investment operations	2.77		6.54	2.81		(6.99)	0.01		6.23
Less distributions to shareholders from:
Net investment income	—		—	—		—	—		(0.00	)(a)
Net realized gains	(2.88)		—	—		—	(3.88)		(4.73)
Total distributions to shareholders	(2.88)		—	—		—	(3.88)		(4.73)
Net asset value, end of period	$30.24		$30.35	$23.81		$21.00	$27.99		$31.86
Total return	10.01%		27.47%	13.38%		(24.97%)	(1.09	%)(b)	22.28%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.09	%(e)	1.05%	1.07	%(f)	1.15%	1.12%		1.15	%(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)(g)	1.06	%(e)	1.05%	1.07	%(f)	1.12%	1.12%		1.15	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.09	%(e)	1.05%	1.07%		1.15%	1.12%		1.15%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)(g)	1.06	%(e)	1.05%	1.07%		1.12%	1.12%		1.15%
Net investment loss(d)	(0.45	%)(e)	(0.73%)	(0.85%)		(0.76%)	(0.57%)		(0.59%)
Supplemental data
Net assets, end of period (in thousands)	$898,575		$951,620	$698,422		$509,514	$354,145		$220,887
Portfolio turnover	51%		113%	144%		149%	165%		151%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss experienced by the Fund due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

(e)  Annualized.

(f)  Includes interest expense which rounds to less than 0.01%.

(g)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Notes to Financial Statements – Columbia Small Cap Growth Fund I

February 29, 2012 (Unaudited)

Note 1. Organization

Columbia Small Cap Growth Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

The Fund is closed to new investors and new accounts, subject to certain limited exceptions.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign

21

Columbia Small Cap Growth Fund I, February 29, 2012 (Unaudited)

exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

22

Columbia Small Cap Growth Fund I, February 29, 2012 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

23

Columbia Small Cap Growth Fund I, February 29, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended February 29, 2012 was 0.76% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 29, 2012 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended February 29, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.24
Class C	0.21
Class R	0.22
Class Y	0.03
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2012, these minimum account balance fees reduced total expenses by $2,621.

24

Columbia Small Cap Growth Fund I, February 29, 2012 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $5,086 for Class A, $1,299 for Class B and $946 for Class C shares for the six months ended February 29, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31,2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.31%
Class B	2.06
Class C	2.06
Class I	0.93
Class R	1.56
Class Y	1.06
Class Z	1.06

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2012, the cost of investments for federal income tax purposes was approximately $1,170,026,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$221,300,000
Unrealized depreciation	$(16,447,000)
Net unrealized app/depreciation	$204,853,000

For the year ended August 31, 2011, $26,761,735 of capital loss carryforward was utilized.

25

Columbia Small Cap Growth Fund I, February 29, 2012 (Unaudited)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to be expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $543,547,629 and $709,404,733, respectively, for the six months ended February 29, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At February 29, 2012, securities valued at $266,855,653 were on loan, secured by cash collateral of $278,589,410 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 29, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

26

Columbia Small Cap Growth Fund I, February 29, 2012 (Unaudited)

Note 8. Shareholder Concentration

At February 29, 2012, one unaffiliated shareholder account owned 35.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by this account. Subscription and redemption activity by a concentrated account may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended February 29, 2012.

Note 10. Significant Risks

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that invests in a wider range of industries.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris

27

Columbia Small Cap Growth Fund I, February 29, 2012 (Unaudited)

Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgment by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Small Cap Growth Fund I.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Small Cap Growth Fund I

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1645 C (4/12)

Columbia Technology Fund

Semiannual Report for the Period Ended February 29, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Americans were dispirited in the fourth quarter of 2011 by Washington's inability to reach a plan for deficit reduction and Europe's piecemeal attempt to address its own fiscal issues. Yet, there was sufficient good news to encourage risk taking, buoying both stocks and bonds to solid gains.

U.S. economic data surprised on the upside and fears of recession abated. With the bar of expectations set low, investors responded positively to the announcement that the economy had expanded by 1.8% in the third quarter. Consumer confidence improved, even though consumers remain under pressure with no real increase in disposable income and a continued decline in household net worth. Headline inflation—which tracks a broad range of consumer expenditures, including food and energy—declined. Even manufacturing held its ground.

Against this backdrop, the U.S. equity markets logged solid returns. The S&P 500 Index gained 11.82%, moving into positive territory for the year with quarterly advances in all ten sectors. Mid- and small-cap stocks did even better. Value outperformed growth across all market capitalizations. Energy stocks led the market, as the price of oil moved above $100 a barrel in December. Industrials and materials stocks rose, buoyed by improving economic data. The U.S. fixed-income markets logged modest but solid returns. High-yield bonds were the best performers as the economy showed signs of improvement. Emerging market bonds were strong performers, as inflation came under control in key regions. Municipal bonds and Treasuries eked out only modest gains, as investors moved away from quality in favor of riskier assets.

While fourth quarter gains were encouraging, challenges still remain. Columbia Management, however, remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $326 billion under management as of December 31, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The strong line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of December 31, 2011, Columbia Management offers 52 funds rated either 4 or 5 stars by Morningstar.*

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

*All ratings are based on Class Z shares as of 12/31/2011. Out of 119 Class Z share Columbia funds rated by Morningstar, 7 funds received a 5-star Overall Rating and 45 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges/loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Technology Fund

Average annual total return as of 02/29/12 (%)

Share class	A*		B*		C*		Z
Inception	11/01/02		11/01/02		10/13/03		11/09/00
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	6.05	–0.09	5.68	0.68	5.57	4.57	6.11
1-year	–6.05	–11.48	–6.75	–11.41	–6.82	–7.76	–5.93
5-year	2.04	0.84	1.30	0.92	1.25	1.25	2.29
10-year	8.45	7.80	7.62	7.62	7.68	7.68	8.74

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Equity securities affected by stock market fluctuations that occur in response to economic and business developments.

The share price of a fund that invests primarily in one sector will likely be subject to more volatility than a fund that invests across many sectors. Technology stocks may be more volatile than stocks in other sectors. The fund should be considered part of an overall investment program, and not a complete investment program.

International investing may involve special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards and other risks associated with future political and economic developments.

1 The Merrill Lynch 100 Technology Index is an equally-weighted index of 100 leading technology stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/29/12

+6.05%

Class A shares (without sales charge)

+12.86%

Merrill Lynch 100 Technology Index[1]

Net asset value per share

as of 02/29/12 ($)
Class A	10.87
Class B	10.23
Class C	10.24
Class Z	11.11

Top Ten Holdings (2)

as of 02/29/12 (%)
Apple	7.2
priceline.com	3.8
Check Point Software Technologies	3.8
Avago Technologies	3.5
ON Semiconductor	2.8
Teradata	2.8
EMC	2.8
F5 Networks	2.6
SanDisk	2.4
Rovi	2.4

2Percentages indicated are based upon total investments (excluding affiliated money market fund and Investments of Cash Collateral Received for Securities on Loan).

Because the fund is actively managed, there is no guarantee the fund will continue to maintain the holdings breakdown listed.

The fund's holdings and their weights within the portfolio may change as market conditions change.

Portfolio Breakdown (3)

as of 02/29/12 (%)
Consumer Discretionary	9.5
Energy	0.5
Health Care	1.8
Industrials	2.8
Information Technology	84.8
Other(4)	0.6

3Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

4Includes investments in affiliated money market fund.

1

Fund Expense Example – Columbia Technology Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,060.50	1,017.90	7.17	7.02	1.40
Class B	1,000.00	1,000.00	1,056.80	1,014.12	11.05	10.82	2.16
Class C	1,000.00	1,000.00	1,055.70	1,013.97	11.19	10.97	2.19
Class Z	1,000.00	1,000.00	1,061.10	1,018.90	6.15	6.02	1.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Technology Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.8%
CONSUMER DISCRETIONARY 9.5%
Auto Components 0.4%
Gentex Corp. (a)	34,880	$824,912
Household Durables 0.5%
iRobot Corp. (a)(b)	38,200	974,864
Internet & Catalog Retail 6.7%
Amazon.com, Inc. (b)	13,310	2,391,674
priceline.com, Inc. (b)	12,200	7,649,644
Shutterfly, Inc. (a)(b)	41,450	1,134,072
TripAdvisor, Inc. (b)	73,740	2,376,640
Total		13,552,030
Media 1.9%
CBS Corp., Class B Non Voting	43,900	1,312,610
IMAX Corp. (b)	60,970	1,555,954
National CineMedia, Inc. (a)	68,449	1,089,024
Total		3,957,588
TOTAL CONSUMER DISCRETIONARY		19,309,394
ENERGY 0.5%
Energy Equipment & Services 0.5%
CARBO Ceramics, Inc. (a)	10,700	980,655
TOTAL ENERGY		980,655
HEALTH CARE 1.8%
Health Care Equipment & Supplies 0.5%
Masimo Corp. (a)(b)	49,290	1,074,522
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc. (b)	59,320	2,587,538
TOTAL HEALTH CARE		3,662,060
INDUSTRIALS 2.8%
Machinery 1.0%
Gardner Denver, Inc. (a)	12,820	880,478
Proto Labs, Inc. (b)	39,830	1,224,772
Total		2,105,250
Professional Services 1.8%
Acacia Research Corp. (a)(b)	31,880	1,259,260
Nielsen Holdings NV (b)	81,460	2,402,256
Total		3,661,516
TOTAL INDUSTRIALS		5,766,766
INFORMATION TECHNOLOGY 84.2%
Communications Equipment 5.6%
Acme Packet, Inc. (a)(b)	33,110	1,009,193
F5 Networks, Inc. (b)	42,140	5,265,815
Netgear, Inc. (a)(b)	44,220	1,661,345
QUALCOMM, Inc.	55,740	3,465,913
Total		11,402,266
Computers & Peripherals 14.5%
Apple, Inc. (b)	26,820	14,548,241
EMC Corp. (b)	201,850	5,589,226
SanDisk Corp. (b)	99,610	4,926,711
Seagate Technology PLC	127,790	3,355,765
Western Digital Corp. (b)	28,370	1,113,523
Total		29,533,466

Issuer	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components 2.9%
TE Connectivity Ltd.	56,290	$2,057,399
Trimble Navigation Ltd. (a)(b)	56,310	2,831,830
Universal Display Corp. (a)(b)	26,870	1,110,000
Total		5,999,229
Internet Software & Services 9.2%
Baidu, Inc., ADR (b)	20,110	2,749,037
Bankrate, Inc. (a)(b)	35,153	838,048
DealerTrack Holdings, Inc. (b)	35,510	988,953
eBay, Inc. (b)	91,210	3,259,845
Google, Inc., Class A (b)	6,950	4,296,837
Netease.com, ADR (b)	62,730	3,288,307
Rackspace Hosting, Inc. (a)(b)	65,920	3,443,661
Total		18,864,688
IT Services 7.0%
Accenture PLC, Class A	36,730	2,186,904
Cognizant Technology Solutions Corp., Class A (b)	30,500	2,163,975
Fiserv, Inc. (b)	38,490	2,551,887
ServiceSource International, Inc. (b)	103,182	1,733,458
Teradata Corp. (b)	85,080	5,662,074
Total		14,298,298
Semiconductors & Semiconductor Equipment 19.3%
ASML Holding NV, NY Registered Shares	51,700	2,354,935
Avago Technologies Ltd.	184,900	6,954,089
Broadcom Corp., Class A (b)	55,200	2,050,680
Intel Corp.	136,470	3,668,313
KLA-Tencor Corp. (a)	80,990	3,919,916
Linear Technology Corp.	61,220	2,049,646
Microchip Technology, Inc. (a)	55,380	1,997,557
Novellus Systems, Inc. (b)	69,570	3,233,614
Omnivision Technologies, Inc. (b)	185,190	3,031,560
ON Semiconductor Corp. (b)	627,400	5,690,518
Samsung Electronics Co., Ltd., GDR	5,320	2,883,440
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	103,160	1,497,883
Total		39,332,151
SOFTWARE 25.7%
Application Software 11.7%
ANSYS, Inc. (a)(b)	32,560	2,057,141
Autodesk, Inc. (b)	54,330	2,056,391
BroadSoft, Inc. (a)(b)	30,203	1,098,483
Citrix Systems, Inc. (b)	19,710	1,473,125
Informatica Corp. (a)(b)	85,370	4,196,789
Intuit, Inc.	33,830	1,956,727
Monitise PLC (b)	1,413,497	865,762
Nuance Communications, Inc. (a)(b)	182,890	4,740,509
Salesforce.com, Inc. (a)(b)	17,810	2,549,680
TIBCO Software, Inc. (b)	98,552	2,855,051
Total		23,849,658
Home Entertainment Software 2.4%
Electronic Arts, Inc. (b)	194,180	3,170,959
Take-Two Interactive Software, Inc. (a)(b)	111,430	1,721,594
Total		4,892,553

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Technology Fund

February 29, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
SOFTWARE (cont.)
Systems Software 11.6%
Check Point Software Technologies Ltd. (a)(b)	130,593	$7,595,289
CommVault Systems, Inc. (b)	19,900	1,026,243
Fortinet, Inc. (b)	15,170	410,349
Microsoft Corp.	81,210	2,577,605
Red Hat, Inc. (b)	34,440	1,703,402
Rovi Corp. (b)	134,590	4,775,253
Sourcefire, Inc. (b)	20,850	938,667
VMware, Inc., Class A (b)	46,300	4,578,607
Total		23,605,415
TOTAL SOFTWARE		52,347,626
TOTAL INFORMATION TECHNOLOGY		171,777,724
Total Common Stocks (Cost: $175,185,076)		$201,496,599
Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.166% (c)(d)	1,119,600	1,119,600
Total Money Market Funds (Cost: $1,119,600)		$1,119,600

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 16.7%
Repurchase Agreements 16.7%
Citigroup Global Markets, Inc. (e) dated 02/29/12, matures 03/01/12, repurchase price $3,000,011	0.130%	3,000,000	$3,000,000
repurchase price $5,000,018	0.130%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $9,457,040 (e)	0.160%	9,456,998	9,456,998
Mizuho Securities USA, Inc. dated 02/29/12, matures 03/01/12, repurchase price $5,000,031 (e)	0.220%	5,000,000	5,000,000
Morgan Stanley dated 02/29/12, matures 03/01/12, repurchase price $10,000,050 (e)	0.180%	10,000,000	10,000,000
Pershing LLC dated 02/29/12, matures 03/01/12, repurchase price $1,500,012 (e)	0.290%	1,500,000	1,500,000
Total			33,956,998
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $33,956,998)			$33,956,998
Total Investments (Cost: $210,261,674)			$236,573,197
Other Assets & Liabilities, Net			(32,643,668)
Net Assets			$203,929,529

Notes to Portfolio of Investments

(a)  At February 29, 2012, security was partially or fully on loan.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at February 29, 2012.

(d)  Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$11,783,957	$84,515,434	$(95,179,791)	$—	$1,119,600	$4,098	$1,119,600

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$2,392,734
Fannie Mae-Aces	264,929
Freddie Mac REMICS	1,919,413
Government National Mortgage Association	522,924
Total Market Value of Collateral Securities	$5,100,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Technology Fund

February 29, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$1,435,640
Fannie Mae-Aces	158,957
Freddie Mac REMICS	1,151,648
Government National Mortgage Association	313,755
Total Market Value of Collateral Securities	$3,060,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$6,770,292
Ginnie Mae II Pool	2,875,868
Total Market Value of Collateral Securities	$9,646,160

Mizuho Securities USA, Inc. (0.220%)

Security Description	Value
Fannie Mae Pool	$1,615,342
Freddie Mac Gold Pool	26,429
Freddie Mac REMICS	298,857
Ginnie Mae I Pool	2,001,332
Ginnie Mae II Pool	954,631
Government National Mortgage Association	203,409
Total Market Value of Collateral Securities	$5,100,000

Morgan Stanley (0.180%)

Security Description	Value
Freddie Mac Gold Pool	$5,450,492
Freddie Mac Non Gold Pool	4,749,508
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.290%)

Security Description	Value
Fannie Mae Pool	$244,880
Fannie Mae REMICS	206,507
Fannie Mae-Aces	2,080
Federal Farm Credit Bank	18,505
Federal Home Loan Banks	19,904
Federal Home Loan Mortgage Corp	46,917
Federal National Mortgage Association	57,867
Freddie Mac Gold Pool	99,368
Freddie Mac Non Gold Pool	27,753
Freddie Mac Reference REMIC	7
Freddie Mac REMICS	192,342
Ginnie Mae I Pool	251,003
Ginnie Mae II Pool	223,786
Government National Mortgage Association	80,301
United States Treasury Note/Bond	55,378
United States Treasury Strip Coupon	3,402
Total Market Value of Collateral Securities	$1,530,000

Abbreviation Legend

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Technology Fund

February 29, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's  assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of February 29, 2012:

	Fair value at February 29, 2012
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$19,309,394	$—	$—	$19,309,394
Energy	980,655	—	—	980,655
Health Care	3,662,060	—	—	3,662,060
Industrials	5,766,766	—	—	5,766,766
Information Technology	168,028,522	3,749,202	—	171,777,724
Total Equity Securities	197,747,397	3,749,202	—	201,496,599
Other
Money Market Funds	1,119,600	—	—	1,119,600
Investments of Cash Collateral Received for Securities on Loan	—	33,956,998	—	33,956,998
Total Other	1,119,600	33,956,998	—	35,076,598
Total	$198,866,997	$37,706,200	$—	$236,573,197

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Technology Fund

February 29, 2012 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Derivative instruments are valued at unrealized appreciation (depreciation).

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities – Columbia Technology Fund

February 29, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $175,185,076)	$201,496,599
Affiliated issuers (identified cost $1,119,600)	1,119,600
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $33,956,998)	33,956,998
Total investments (identified cost $210,261,674)	236,573,197
Foreign currency (identified cost $5)	5
Receivable for:
Investments sold	4,196,687
Capital shares sold	1,200,515
Dividends	172,585
Interest	7,230
Expense reimbursement due from Investment Manager	21,041
Prepaid expense	2,530
Trustees' deferred compensation plan	26,539
Total assets	242,200,329
Liabilities
Due upon return of securities on loan	33,956,998
Payable for:
Investments purchased	3,324,835
Capital shares purchased	801,886
Investment management fees	4,885
Distribution and service fees	1,017
Transfer agent fees	56,457
Chief compliance officer expenses	853
Other expenses	97,330
Trustees' deferred compensation plan	26,539
Total liabilities	38,270,800
Net assets applicable to outstanding capital stock	$203,929,529

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities (continued) – Columbia Technology Fund

February 29, 2012 (Unaudited)

Represented by
Paid-in capital	$222,632,906
Excess of distributions over net investment income	(933,043)
Accumulated net realized loss	(44,081,853)
Unrealized appreciation (depreciation) on:
Investments	26,311,523
Foreign currency translations	(4)
Total—representing net assets applicable to outstanding capital stock	$203,929,529
*Value of securities on loan	$36,046,335
Net assets applicable to outstanding shares
Class A	$58,137,678
Class B	$4,740,332
Class C	$17,841,875
Class Z	$123,209,644
Shares outstanding
Class A	5,349,675
Class B	463,581
Class C	1,741,908
Class Z	11,088,474
Net asset value per share
Class A(a)	$10.87
Class B	$10.23
Class C	$10.24
Class Z	$11.11

(a)  The maximum offering price per share for Class A is $11.53. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia Technology Fund

Six months ended February 29, 2012 (Unaudited)

Net investment income
Income:
Dividends	$418,403
Dividends from affiliates	4,098
Income from securities lending – net	53,851
Total income	476,352
Expenses:
Investment management fees	879,974
Distribution fees
Class B	18,484
Class C	68,335
Service fees
Class A	72,738
Class B	6,161
Class C	22,778
Transfer agent fees
Class A	46,153
Class B	4,204
Class C	18,562
Class Z	150,366
Compensation of board members	13,577
Custodian fees	5,301
Printing and postage fees	31,934
Registration fees	37,733
Professional fees	19,644
Chief compliance officer expenses	555
Other	8,508
Total expenses	1,405,007
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(21,041)
Expense reductions	(2,180)
Total net expenses	1,381,786
Net investment loss	(905,434)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(5,528,799)
Foreign currency translations	(4,086)
Net realized loss	(5,532,885)
Net change in unrealized appreciation (depreciation) on:
Investments	16,568,294
Foreign currency translations	(4)
Net change in unrealized appreciation	16,568,290
Net realized and unrealized gain	11,035,405
Net increase in net assets resulting from operations	$10,129,971

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia Technology Fund

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Operations
Net investment loss	$(905,434)	$(2,636,225)
Net realized gain (loss)	(5,532,885)	81,083,146
Net change in unrealized appreciation (depreciation)	16,568,290	(33,936,556)
Net increase in net assets resulting from operations	10,129,971	44,510,365
Increase (decrease) in net assets from share transactions	(30,216,853)	(71,827,104)
Total decrease in net assets	(20,086,882)	(27,316,739)
Net assets at beginning of period	224,016,411	251,333,150
Net assets at end of period	$203,929,529	$224,016,411
Excess of distributions over net investment income	$(933,043)	$(27,609)

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets (continued) – Columbia Technology Fund

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	523,603	5,329,544	2,488,763	27,155,824
Redemptions	(1,520,144)	(14,879,828)	(4,366,585)	(48,324,759)
Net decrease	(996,541)	(9,550,284)	(1,877,822)	(21,168,935)
Class B shares
Subscriptions	2,798	27,458	17,617	183,506
Redemptions(a)	(114,703)	(1,074,574)	(219,725)	(2,266,043)
Net decrease	(111,905)	(1,047,116)	(202,108)	(2,082,537)
Class C shares
Subscriptions	41,752	399,915	295,831	3,157,045
Redemptions	(398,337)	(3,724,958)	(706,416)	(7,348,664)
Net decrease	(356,585)	(3,325,043)	(410,585)	(4,191,619)
Class Z shares
Subscriptions	930,582	9,520,368	2,905,961	32,697,702
Redemptions	(2,542,313)	(25,814,778)	(7,236,980)	(77,081,715)
Net decrease	(1,611,731)	(16,294,410)	(4,331,019)	(44,384,013)
Total net decrease	(3,076,762)	(30,216,853)	(6,821,534)	(71,827,104)

(a)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights – Columbia Technology Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.25		$8.75		$7.58		$9.72		$11.62		$9.33
Income from investment operations:
Net investment loss	(0.05)		(0.11)		(0.09)		(0.05)		(0.07)		(0.10)
Net realized and unrealized gain (loss)	0.67		1.61		1.26		(2.09)		(1.22)		2.39
Total from investment operations	0.62		1.50		1.17		(2.14)		(1.29)		2.29
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(0.61)		—
Total distributions to shareholders	—		—		—		—		(0.61)		—
Net asset value, end of period	$10.87		$10.25		$8.75		$7.58		$9.72		$11.62
Total return	6.05%		17.14%		15.44%		(22.02%)		(12.13%)		24.54%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.40	%(b)	1.46	%(c)	1.47	%(c)	1.53%		1.36%		1.46	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.40	%(b)(e)	1.43	%(c)	1.45	%(c)(e)	1.46	%(e)	1.36	%(e)	1.46	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.40	%(b)	1.46%		1.47%		1.53%		1.36%		1.46%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.40	%(b)(e)	1.43%		1.45	%(e)	1.46	%(e)	1.36	%(e)	1.46	%(e)
Net investment loss	(0.92	%)(b)(e)	(1.01%)		(1.10	%)(e)	(0.80	%)(e)	(0.69	%)(e)	(0.96	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$58,138		$65,071		$71,989		$81,321		$137,181		$109,541
Portfolio turnover	99%		263%		189%		284%		263%		210%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Technology Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$9.68		$8.33		$7.26		$9.39		$11.25		$9.10
Income from investment operations:
Net investment loss	(0.08)		(0.19)		(0.15)		(0.10)		(0.15)		(0.17)
Net realized and unrealized gain (loss)	0.63		1.54		1.22		(2.03)		(1.19)		2.32
Total from investment operations	0.55		1.35		1.07		(2.13)		(1.34)		2.15
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(0.52)		—
Total distributions to shareholders	—		—		—		—		(0.52)		—
Net asset value, end of period	$10.23		$9.68		$8.33		$7.26		$9.39		$11.25
Total return	5.68%		16.21%		14.74%		(22.68%)		(12.80%)		23.63%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.16	%(b)	2.21	%(c)	2.22	%(c)	2.28%		2.11%		2.21	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	2.16	%(b)(e)	2.19	%(c)	2.20	%(c)(e)	2.21	%(e)	2.11	%(e)	2.21	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.16	%(b)	2.21%		2.22%		2.28%		2.11%		2.21%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	2.16	%(b)(e)	2.19%		2.20	%(e)	2.21	%(e)	2.11	%(e)	2.21	%(e)
Net investment loss	(1.69	%)(b)(e)	(1.77%)		(1.85	%)(e)	(1.55	%)(e)	(1.43	%)(e)	(1.70	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$4,740		$5,573		$6,478		$6,562		$10,812		$10,580
Portfolio turnover	99%		263%		189%		284%		263%		210%

Notes to Financial Highlights

(a)    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Technology Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$9.70		$8.35		$7.27		$9.41		$11.27		$9.12
Income from investment operations:
Net investment loss	(0.08)		(0.19)		(0.15)		(0.10)		(0.15)		(0.17)
Net realized and unrealized gain (loss)	0.62		1.54		1.23		(2.04)		(1.19)		2.32
Total from investment operations	0.54		1.35		1.08		(2.14)		(1.34)		2.15
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(0.52)		—
Total distributions to shareholders	—		—		—		—		(0.52)		—
Net asset value, end of period	$10.24		$9.70		$8.35		$7.27		$9.41		$11.27
Total return	5.57%		16.17%		14.86%		(22.74%)		(12.78%)		23.57%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.19	%(b)	2.22	%(c)	2.22	%(c)	2.28%		2.11%		2.21	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	2.19	%(b)(e)	2.20	%(c)	2.20	%(c)(e)	2.21	%(e)	2.11	%(e)	2.21	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.19	%(b)	2.22%		2.22%		2.28%		2.11%		2.21%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	2.19	%(b)(e)	2.20%		2.20	%(e)	2.21	%(e)	2.11	%(e)	2.21	%(e)
Net investment loss	(1.72	%)(b)(e)	(1.79%)		(1.85	%)(e)	(1.55	%)(e)	(1.45	%)(e)	(1.70	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$17,842		$20,360		$20,941		$24,410		$44,466		$36,325
Portfolio turnover	99%		263%		189%		284%		263%		210%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Technology Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.47		$8.92		$7.70		$9.86		$11.78		$9.43
Income from investment operations:
Net investment loss	(0.04)		(0.09)		(0.07)		(0.04)		(0.05)		(0.08)
Net realized and unrealized gain (loss)	0.68		1.64		1.29		(2.12)		(1.23)		2.43
Total from investment operations	0.64		1.55		1.22		(2.16)		(1.28)		2.35
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(0.64)		—
Total distributions to shareholders	—		—		—		—		(0.64)		—
Net asset value, end of period	$11.11		$10.47		$8.92		$7.70		$9.86		$11.78
Total return	6.11%		17.38%		15.84%		(21.91%)		(11.93%)		24.92%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.24	%(b)	1.22	%(c)	1.22	%(c)	1.28%		1.11%		1.21	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.20	%(b)(e)	1.20	%(c)	1.20	%(c)(e)	1.21	%(e)	1.11	%(e)	1.21	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.24	%(b)	1.22%		1.22%		1.28%		1.11%		1.21%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.20	%(b)(e)	1.20%		1.20	%(e)	1.21	%(e)	1.11	%(e)	1.21	%(e)
Net investment loss	(0.73	%)(b)(e)	(0.79%)		(0.85	%)(e)	(0.54	%)(e)	(0.45	%)(e)	(0.70	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$123,210		$133,011		$151,924		$155,332		$208,883		$137,420
Portfolio turnover	99%		263%		189%		284%		263%		210%

Notes to Financial Highlights

(a)    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)    The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Notes to Financial Statements – Columbia Technology Fund
February 29, 2012 (Unaudited)

Note 1. Organization

Columbia Technology Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange

17

Columbia Technology Fund, February 29, 2012 (Unaudited)

rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

18

Columbia Technology Fund, February 29, 2012 (Unaudited)

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased put options contracts to produce incremental earnings and protect gains/decrease the Fund's exposure to equity risk and to increase return on investments, protect gains, and facilitate buying and selling of securities for investments. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires or is exercised. When option contracts on debt securities or futures are exercised, the Fund will realize a gain or loss. When other option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at February 29, 2012

At February 29, 2012, the fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended February 29, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Options Contracts Written and Purchased
Equity contracts	$170,487

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Options Contracts Written and Purchased
Equity contracts	$—

Volume of Derivative Instruments for the Six Months Ended February 29, 2012

Contracts Opened
Options Contracts	1,300

19

Columbia Technology Fund, February 29, 2012 (Unaudited)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any

20

Columbia Technology Fund, February 29, 2012 (Unaudited)

future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.77% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended February 29, 2012 was 0.87% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Investment Manager does not receive a fee for its services under the Administrative Services Agreement.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to

21

Columbia Technology Fund, February 29, 2012 (Unaudited)

reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended February 29, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.17
Class C	0.20
Class Z	0.25

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2012, these minimum account balance fees reduced total expenses by $2,180.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $6,700 for Class A, $5,892 for Class B, and $1,967 for Class C shares for the six months ended February 29, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class Z	1.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest

22

Columbia Technology Fund, February 29, 2012 (Unaudited)

on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2012, the cost of investments for federal income tax purposes was approximately $210,262,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$31,008,000
Unrealized depreciation	$(4,697,000)
Net unrealized appreciation	$26,311,000

The following capital loss carryforward, determined as of August 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2016	$29,378,123
2017	6,176,370
Total	$35,554,493

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $195,146,592 and $224,671,562, respectively, for the six months ended February 29, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At February 29, 2012, securities valued at $36,046,335 were on loan, secured by U.S. government securities valued at $3,684,033 and by cash collateral of $33,956,998 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

23

Columbia Technology Fund, February 29, 2012 (Unaudited)

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 29, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 29, 2012, two unaffiliated shareholder accounts owned an aggregate of 32.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended February 29, 2012.

Note 10. Significant Risks

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that invests in a wider range of industries.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

24

Columbia Technology Fund, February 29, 2012 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgement by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the

25

Columbia Technology Fund, February 29, 2012 (Unaudited)

Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Technology Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Technology Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1650 C (4/12)

Columbia Strategic Investor Fund

Semiannual Report for the Period Ended February 29, 2012

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Americans were dispirited in the fourth quarter of 2011 by Washington’s inability to reach a plan for deficit reduction and Europe’s piecemeal attempt to address its own fiscal issues. Yet, there was sufficient good news to encourage risk taking, buoying both stocks and bonds to solid gains.

U.S. economic data surprised on the upside and fears of recession abated. With the bar of expectations set low, investors responded positively to the announcement that the economy had expanded by 1.8% in the third quarter. Consumer confidence improved, even though consumers remain under pressure with no real increase in disposable income and a continued decline in household net worth. Headline inflation — which tracks a broad range of consumer expenditures, including food and energy — declined. Even manufacturing held its ground.

Against this backdrop, the U.S. equity markets logged solid returns.

The S&P 500 Index gained 11.82%, moving into positive territory for the year with quarterly advances in all ten sectors. Mid- and small-cap stocks did even better. Value outperformed growth across all market capitalizations. Energy stocks led the market, as the price of oil moved above $100 a barrel in December. Industrials and materials stocks rose, buoyed by improving economic data. The U.S. fixed-income markets logged modest but solid returns. High-yield bonds were the best performers as the economy showed signs of improvement. Emerging market bonds were strong performers, as inflation came under control in key regions. Municipal bonds and Treasuries eked out only modest gains, as investors moved away from quality in favor of riskier assets.

While fourth quarter gains were encouraging, challenges still remain. Columbia Management, however, remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $326 billion under management as of December 31, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The strong line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of December 31, 2011, Columbia Management offers 52 funds rated either 4 or 5 stars by Morningstar.*

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

*	All ratings are based on Class Z shares as of 12/31/2011. Out of 119 Class Z share Columbia funds rated by Morningstar, 7 funds received a 5-star Overall Rating and 45 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges/loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Strategic Investor Fund

Average annual total return as of 02/29/12 (%)

Share class	A*		B*		C*
Inception	11/01/02		11/01/02		10/13/03
Sales charge	without	with	without	with	without	with
6-month (cumulative)	8.67	2.43	8.27	3.27	8.33	7.33
1-year	–4.29	–9.80	–4.98	–9.73	–4.97	–5.92
5-year	1.54	0.34	0.79	0.42	0.80	0.80
10-year	6.47	5.84	5.66	5.66	5.68	5.68

Average annual total return as of 02/29/12 (%)

Share class	I*	R*	W*	Y*	Z
Inception	09/27/10	09/27/10	09/27/10	07/15/09	11/09/00
Sales charge	without	without	without	without	without
6-month (cumulative)	8.89	8.57	8.71	8.90	8.88
1-year	–3.86	–4.46	–4.25	–3.90	–4.02
5-year	1.86	1.28	1.63	1.89	1.80
10-year	6.77	6.20	6.56	6.78	6.74

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I shares, Class Y shares and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (12b-1) fee. Class W shares are sold at net asset value with a service (12b-1) fee. Class I shares, Class R shares, Class W shares, Class Y shares and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*	The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

Stocks of small- and mid-cap companies may pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the manager’s assessment of a company’s prospects is wrong, the price of its stock may not approach the value the manager has placed on it.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/29/12

+8.67% Class A shares (without sales charge)

+13.31% Russell 1000 Index[1]

Net asset value per share

as of 02/29/12 ($)
Class A	19.20
Class B	18.33
Class C	18.34
Class I	19.22
Class R	19.18
Class W	19.19
Class Y	19.23
Class Z	19.25

Distributions declared per share

09/01/11 – 02/29/12 ($)
Class A	0.05
Class I	0.15
Class R*	0.00
Class W	0.08
Class Y	0.13
Class Z	0.10

*	Rounds to less than $0.01.

[1]	The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies and represents approximately 90% of the U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Performance Information (continued) – Columbia Strategic Investor Fund

Portfolio Breakdown[1]

as of 02/29/12
Consumer Discretionary	11.6%
Consumer Staples	9.5
Energy	12.4
Financials	14.9
Health Care	11.3
Industrials	10.6
Information Technology	19.8
Materials	3.7
Telecommunication Services	2.1
Utilities	3.3
Other[2]	0.8

[1]	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

[2]	Includes investments in affiliated money market fund.

Top Ten Holdings[1]

as of 02/29/12
Apple, Inc.	4.1%
Exxon Mobil Corp.	3.4
Google, Inc., Class A	1.9
Merck & Co., Inc.	1.6
JPMorgan Chase & Co.	1.6
Pfizer, Inc.	1.5
International Business Machines Corp.	1.5
PepsiCo, Inc.	1.4
Wells Fargo & Co.	1.3
CVS Caremark Corp.	1.3

[1]	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and affiliated money market fund).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

2

Fund Expense Example – Columbia Strategic Investor Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

09/01/11 – 02/29/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,086.70	1,018.75	6.38	6.17	1.23
Class B	1,000.00	1,000.00	1,082.70	1,015.02	10.25	9.92	1.98
Class C	1,000.00	1,000.00	1,083.30	1,015.02	10.26	9.92	1.98
Class I	1,000.00	1,000.00	1,088.90	1,020.69	4.36	4.22	0.84
Class R	1,000.00	1,000.00	1,085.70	1,017.45	7.73	7.47	1.49
Class W	1,000.00	1,000.00	1,087.10	1,018.80	6.33	6.12	1.22
Class Y	1,000.00	1,000.00	1,089.00	1,020.74	4.31	4.17	0.83
Class Z	1,000.00	1,000.00	1,088.80	1,019.99	5.09	4.92	0.98

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

3

Portfolio of Investments – Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.1%
CONSUMER DISCRETIONARY 11.6%
Auto Components 1.1%
Goodyear Tire & Rubber Co. (The)(a)	385,731	$4,960,500
Nokian Renkaat OYJ	92,883	4,122,045

Total		9,082,545
Diversified Consumer Services 1.4%
K12, Inc.(a)(b)	147,874	3,188,163
New Oriental Education & Technology Group, ADR(a)	132,132	3,502,819
Weight Watchers International, Inc.(b)	68,019	5,304,122

Total		11,995,104
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	94,481	2,861,830
Darden Restaurants, Inc.(b)	42,184	2,150,962
Las Vegas Sands Corp.(a)	65,117	3,621,156

Total		8,633,948
Internet & Catalog Retail 1.6%
Amazon.com, Inc.(a)	49,138	8,829,607
priceline.com, Inc.(a)	7,137	4,475,042

Total		13,304,649
Media 3.1%
Comcast Corp., Class A	363,749	10,686,946
DISH Network Corp., Class A	84,879	2,475,921
News Corp., Class A	371,436	7,380,433
Viacom, Inc., Class B	110,665	5,269,867

Total		25,813,167
Multiline Retail 1.4%
Kohl’s Corp.(b)	77,812	3,865,700
Target Corp.	146,248	8,290,799

Total		12,156,499
Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A(b)	63,990	2,930,102
Collective Brands, Inc.(a)(b)	285,835	5,150,747
GameStop Corp., Class A(b)	113,118	2,576,828
Home Depot, Inc. (The)	97,940	4,659,006

Total		15,316,683
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.(a)(b)	58,483	1,680,217
TOTAL CONSUMER DISCRETIONARY		97,982,812
CONSUMER STAPLES 9.5%
Beverages 1.7%
Carlsberg A/S, Class B	33,885	2,667,493
PepsiCo, Inc.	187,654	11,810,943

Total		14,478,436
Food & Staples Retailing 3.9%
Casey’s General Stores, Inc.	118,122	6,051,390
CVS Caremark Corp.	248,459	11,205,501
Kroger Co. (The)	99,537	2,367,985
Raia Drogasil SA	617,800	5,936,061
Wal-Mart Stores, Inc.	123,662	7,305,951

Total		32,866,888
Food Products 2.5%
Archer-Daniels-Midland Co.	139,784	4,361,261
Kellogg Co.	71,231	3,728,943

Issuer	Shares	Value
Common Stocks (continued)
Consumer Staples (cont.)
Food Products (cont.)
Kraft Foods, Inc., Class A	186,862	$7,113,836
Unilever NV — NY Shares	185,400	6,175,674

Total		21,379,714
Household Products 1.2%
Energizer Holdings, Inc.(a)	73,865	5,646,979
Procter & Gamble Co. (The)	64,881	4,380,765

Total		10,027,744
Tobacco 0.2%
PT Gudang Garam Tbk	259,500	1,627,163
TOTAL CONSUMER STAPLES		80,379,945
ENERGY 12.4%
Energy Equipment & Services 3.5%
Cameron International Corp.(a)	109,655	6,108,880
CARBO Ceramics, Inc.(b)	30,987	2,839,958
National Oilwell Varco, Inc.	117,158	9,669,050
Pioneer Drilling Co.(a)	304,420	3,032,023
Schlumberger Ltd.	105,175	8,162,632

Total		29,812,543
Oil, Gas & Consumable Fuels 8.9%
Apache Corp.	77,513	8,365,978
Cimarex Energy Co.(b)	55,588	4,484,284
Comstock Resources, Inc.(a)(b)	285,134	4,570,698
Continental Resources, Inc.(a)(b)	55,946	5,073,183
Denbury Resources, Inc.(a)	277,992	5,534,821
Exxon Mobil Corp.	328,020	28,373,730
Hess Corp.	71,539	4,644,312
Lukoil OAO, ADR	131,905	8,415,539
Occidental Petroleum Corp.	22,189	2,315,866
Peabody Energy Corp.	96,198	3,355,386

Total		75,133,797
TOTAL ENERGY		104,946,340
FINANCIALS 14.9%
Capital Markets 1.2%
Invesco Ltd.	169,067	4,187,790
Morgan Stanley	310,791	5,762,065

Total		9,949,855
Commercial Banks 3.5%
First Republic Bank(a)	191,877	5,754,391
HDFC Bank Ltd., ADR	120,983	4,155,766
Itaú Unibanco Holding SA, ADR	230,182	4,845,331
Kasikornbank PCL, Foreign Registered Shares	771,600	3,724,173
Wells Fargo & Co.	360,134	11,268,593

Total		29,748,254
Consumer Finance 0.8%
SLM Corp.	410,068	6,462,672
Diversified Financial Services 3.8%
Citigroup, Inc.	299,028	9,963,613
IntercontinentalExchange, Inc.(a)	31,177	4,301,179
JPMorgan Chase & Co.	332,221	13,036,352
MSCI, Inc., Class A(a)	138,061	4,884,598

Total		32,185,742

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Financials (cont.)
Insurance 3.1%
ACE Ltd.	69,284	$4,968,356
Marsh & McLennan Companies, Inc.(b)	236,101	7,366,351
Principal Financial Group, Inc.	208,577	5,769,240
Progressive Corp. (The)(b)	392,970	8,417,417

Total		26,521,364
Real Estate Investment Trusts (REITs) 2.5%
American Tower Corp.	86,340	5,403,157
Digital Realty Trust, Inc.(b)	73,963	5,362,317
Ventas, Inc.	89,562	5,008,307
Weyerhaeuser Co.(b)	258,758	5,405,455

Total		21,179,236
TOTAL FINANCIALS		126,047,123
HEALTH CARE 11.2%
Biotechnology 1.4%
Alkermes PLC(a)(b)	206,710	3,640,163
Gilead Sciences, Inc.(a)	121,663	5,535,666
Vertex Pharmaceuticals, Inc.(a)(b)	71,042	2,764,955

Total		11,940,784
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.(b)	87,233	5,070,854
Covidien PLC	146,706	7,665,389
Insulet Corp.(a)(b)	123,188	2,429,267
NxStage Medical, Inc.(a)(b)	116,384	2,327,680

Total		17,493,190
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	69,372	2,882,407
CIGNA Corp.	59,766	2,636,278
Express Scripts, Inc.(a)(b)	139,571	7,443,321
Humana, Inc.	60,455	5,265,631

Total		18,227,637
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.(a)	67,480	3,820,718
Pharmaceuticals 5.1%
Allergan, Inc.	45,112	4,041,584
Johnson & Johnson	101,498	6,605,490
Merck & Co., Inc.	355,908	13,585,008
Pfizer, Inc.	601,748	12,696,883
Teva Pharmaceutical Industries Ltd., ADR	147,195	6,595,808

Total		43,524,773
TOTAL HEALTH CARE		95,007,102
INDUSTRIALS 10.6%
Aerospace & Defense 2.3%
BE Aerospace, Inc.(a)	96,080	4,404,307
Honeywell International, Inc.	114,301	6,808,910
Saab AB, Class B	95,680	1,931,878
United Technologies Corp.	74,764	6,270,457

Total		19,415,552
Construction & Engineering 0.6%
KBR, Inc.	90,574	3,289,648
MasTec, Inc.(a)(b)	98,984	1,741,128

Total		5,030,776

Issuer	Shares	Value
Common Stocks (continued)
Industrials (cont.)
Electrical Equipment 0.7%
Emerson Electric Co.	110,839	$5,576,310
Industrial Conglomerates 2.7%
Danaher Corp.	82,074	4,335,969
General Electric Co.	313,383	5,969,946
Siemens AG, ADR	50,270	5,012,422
Tyco International Ltd.	145,903	7,560,694

Total		22,879,031
Machinery 2.7%
Caterpillar, Inc.	54,981	6,279,380
Cummins, Inc.	37,618	4,535,602
Dover Corp.(b)	56,344	3,607,143
Parker Hannifin Corp.	41,485	3,725,768
SPX Corp.	24,957	1,825,355
Tennant Co.(b)	80,696	3,311,764

Total		23,285,012
Professional Services 1.0%
Dun & Bradstreet Corp. (The)(b)	38,005	3,141,113
Nielsen Holdings NV(a)	171,641	5,061,693

Total		8,202,806
Road & Rail 0.6%
Union Pacific Corp.	48,802	5,380,421
TOTAL INDUSTRIALS		89,769,908
INFORMATION TECHNOLOGY 19.8%
Communications Equipment 2.3%
Cisco Systems, Inc.	158,798	3,156,905
Juniper Networks, Inc.(a)(b)	127,334	2,898,122
QUALCOMM, Inc.	157,856	9,815,486
Telefonaktiebolaget LM Ericsson, ADR(b)	347,990	3,472,940

Total		19,343,453
Computers & Peripherals 5.0%
Apple, Inc.(a)	63,643	34,522,509
EMC Corp.(a)	284,438	7,876,088

Total		42,398,597
Internet Software & Services 3.6%
Baidu, Inc., ADR(a)	31,404	4,292,927
eBay, Inc.(a)	183,337	6,552,464
Google, Inc., Class A(a)	25,169	15,560,734
LogMeIn, Inc.(a)(b)	48,452	1,785,941
SINA Corp.(a)	28,696	1,953,050

Total		30,145,116
IT Services 2.7%
International Business Machines Corp.(b)	62,459	12,287,559
Mastercard, Inc., Class A	10,790	4,531,800
Visa, Inc., Class A	51,532	5,996,779

Total		22,816,138
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	61,029	2,392,947
Avago Technologies Ltd.	104,584	3,933,404
Broadcom Corp., Class A(a)	70,880	2,633,192
Intel Corp.	226,145	6,078,778
Lam Research Corp.(a)(b)	84,081	3,506,178
Skyworks Solutions, Inc.(a)(b)	141,547	3,817,522

Total		22,362,021

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Information Technology (cont.)
Software 3.6%
CA, Inc.	92,337	$2,495,869
Electronic Arts, Inc.(a)	132,766	2,168,069
Microsoft Corp.	312,315	9,912,878
Oracle Corp.	367,582	10,759,125
Rovi Corp.(a)	78,043	2,768,966
TIBCO Software, Inc.(a)	77,022	2,231,327

Total		30,336,234
TOTAL INFORMATION TECHNOLOGY		167,401,559
MATERIALS 3.7%
Chemicals 2.2%
Air Products & Chemicals, Inc.(b)	49,427	4,460,293
Ferro Corp.(a)(b)	295,428	1,639,625
LyondellBasell Industries NV, Class A	94,613	4,085,389
Monsanto Co.	113,032	8,746,416

Total		18,931,723
Construction Materials 0.6%
PT Indocement Tunggal Prakarsa Tbk	2,407,500	4,643,453
Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.	73,085	3,110,498
Vale SA, ADR	176,375	4,434,067

Total		7,544,565
TOTAL MATERIALS		31,119,741
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.6%
AT&T, Inc.(b)	348,114	10,648,807
Verizon Communications, Inc.	77,930	2,969,913

Total		13,618,720
Wireless Telecommunication Services 0.4%
Millicom International Cellular SA, SDR	16,934	1,897,679
Philippine Long Distance Telephone Co., ADR	25,587	1,687,974

Total		3,585,653
TOTAL TELECOMMUNICATION SERVICES		17,204,373
UTILITIES 3.4%
Electric Utilities 1.7%
Edison International	98,056	4,105,605
Exelon Corp.(b)	127,115	4,966,383
NextEra Energy, Inc.(b)	91,853	5,466,172

Total		14,538,160
Independent Power Producers & Energy Traders 0.5%
AES Corp. (The)(a)	290,690	3,941,756
Multi-Utilities 1.2%
PG&E Corp.(b)	151,244	6,303,850
Public Service Enterprise Group, Inc.	111,879	3,443,636

Total		9,747,486
TOTAL UTILITIES		28,227,402
Total Common Stocks
(Cost: $646,095,880)		$838,086,305

	Shares	Value
Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.166%(c)(d)	6,841,191	$6,841,191
Total Money Market Funds
(Cost: $6,841,191)		$6,841,191

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 12.0%
Asset-Backed Commercial Paper 1.4%
Antalis US Funding Corp.
03/01/12	0.350%	4,999,660	$4,999,660
Rheingold Securitization
03/27/12	0.700%	4,997,181	4,997,181
Tasman Funding, Inc.
03/23/12	0.320%	1,999,484	1,999,484

Total			11,996,325
Certificates of Deposit 1.8%
ABM AMRO Bank N.V.
03/21/12	0.310%	2,999,251	2,999,251
DZ Bank AG
03/12/12	0.250%	2,000,000	2,000,000
Hong Kong Shanghai Bank Corp., Ltd.
03/12/12	0.250%	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	3,000,038	3,000,038
Skandinaviska Enskilda Banken
04/16/12	0.360%	2,000,000	2,000,000
Standard Chartered Bank PLC
03/05/12	0.630%	1,000,000	1,000,000
Sumitomo Trust & Banking Co., Ltd.
05/29/12	0.370%	2,000,000	2,000,000

Total			14,999,289
Commercial Paper 0.2%
State Development Bank of NorthRhine-Westphalia
03/13/12	0.240%	1,999,613	1,999,613
Repurchase Agreements 8.6%
Citigroup Global Markets, Inc.(e) dated 02/29/12, matures 03/01/12, repurchase price $2,000,007
	0.130%	$2,000,000	2,000,000
repurchase price $5,000,018
	0.130%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $10,467,222(e)
	0.160%	10,467,176	10,467,176
Mizuho Securities USA, Inc.(e) dated 02/29/12, matures 03/01/12, repurchase price $10,000,061
	0.220%	10,000,000	10,000,000
repurchase price $15,000,075
	0.180%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 02/29/12, matures 03/01/12, repurchase price $10,000,061(e)
	0.220%	10,000,000	10,000,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Nomura Securities dated 02/29/12, matures 03/01/12, repurchase price $19,000,106(e)
	0.200%	19,000,000	19,000,000
Pershing LLC dated 02/29/12, matures 03/01/12, repurchase price $1,000,008(e)
	0.290%	$1,000,000	$1,000,000

Total			72,467,176

Issuer	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan
(Cost:$101,462,403)	$101,462,403
Total Investments
(Cost:$754,399,474)	$946,389,899
Other Assets & Liabilities, Net	(100,605,002)
Net Assets	$845,784,897

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At February 29, 2012, security was partially or fully on loan.

(c)	The rate shown is the seven-day current annualized yield at February 29, 2012.

(d)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$10,423,053	$118,755,055	$(122,336,917)	$—	$6,841,191	$7,259	$6,841,191

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.130%)

Security Description	Value
Fannie Mae REMICS	$957,094
Fannie Mae-Aces	105,971
Freddie Mac REMICS	767,765
Government National Mortgage Association	209,170
Total Market Value of Collateral Securities	$2,040,000

Citigroup Global Markets, Inc. (0.130%)
Security Description	Value
Fannie Mae REMICS	$2,392,734
Fannie Mae-Aces	264,929
Freddie Mac REMICS	1,919,413
Government National Mortgage Association	522,924
Total Market Value of Collateral Securities	$5,100,000

Credit Suisse Securities (USA) LLC (0.160%)
Security Description	Value
Ginnie Mae I Pool	$7,493,481
Ginnie Mae II Pool	3,183,063
Total Market Value of Collateral Securities	$10,676,544

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.220%)
Security Description	Value
Fannie Mae Pool	$3,230,683
Freddie Mac Gold Pool	52,859
Freddie Mac REMICS	597,713
Ginnie Mae I Pool	4,002,664
Ginnie Mae II Pool	1,909,262
Government National Mortgage Association	406,819
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.180%)
Security Description	Value
United States Treasury Note/Bond	$15,190,992
United States Treasury Strip Coupon	109,008
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.220%)
Security Description	Value
Fannie Mae Pool	$503,068
Fannie Mae REMICS	3,746,677
Freddie Mac Gold Pool	460,602
Freddie Mac REMICS	2,209,221
Government National Mortgage Association	659,449
United States Treasury Note/Bond	2,621,045
Total Market Value of Collateral Securities	$10,200,062

Nomura Securities (0.200%)
Security Description	Value
Ginnie Mae II Pool	$19,380,000
Total Market Value of Collateral Securities	$19,380,000

Pershing LLC (0.290%)
Security Description	Value
Fannie Mae Pool	$163,254
Fannie Mae REMICS	137,672
Fannie Mae-Aces	1,387
Federal Farm Credit Bank	12,336
Federal Home Loan Banks	13,269
Federal Home Loan Mortgage Corp	31,278
Federal National Mortgage Association	38,578
Freddie Mac Gold Pool	66,245
Freddie Mac Non Gold Pool	18,502
Freddie Mac Reference REMIC	4
Freddie Mac REMICS	128,228
Ginnie Mae I Pool	167,335
Ginnie Mae II Pool	149,191
Government National Mortgage Association	53,534
United States Treasury Note/Bond	36,919
United States Treasury Strip Coupon	2,268
Total Market Value of Collateral Securities	$1,020,000

Abbreviation Legend

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$93,860,767	$4,122,045	$—	$97,982,812
Consumer Staples	76,085,289	4,294,656	—	80,379,945
Energy	104,946,340	—	—	104,946,340
Financials	122,322,950	3,724,173	—	126,047,123
Health Care	95,007,102	—	—	95,007,102
Industrials	87,838,030	1,931,878	—	89,769,908
Information Technology	167,401,559	—	—	167,401,559
Materials	26,476,288	4,643,453	—	31,119,741
Telecommunication Services	15,306,694	1,897,679	—	17,204,373
Utilities	28,227,402	—	—	28,227,402
Total Equity Securities	817,472,421	20,613,884	—	838,086,305
Other
Money Market Funds	6,841,191	—	—	6,841,191
Investments of Cash Collateral Received for Securities on Loan	—	101,462,403	—	101,462,403
Total Other	6,841,191	101,462,403	—	108,303,594
Total	$824,313,612	$122,076,287	$—	$946,389,899

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities – Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $646,095,880)	$838,086,305
Affiliated issuers (identified cost $6,841,191)	6,841,191
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $28,995,227)	28,995,227
Repurchase agreements (identified cost $72,467,176)	72,467,176
Total investments (identified cost $754,399,474)	946,389,899
Foreign currency (identified cost $207,924)	206,967
Receivable for:
Capital shares sold	122,339
Dividends	1,573,845
Interest	14,387
Reclaims	11,259
Prepaid expense	25,285
Trustees’ deferred compensation plan	123,311
Total assets	948,467,292

Liabilities
Disbursements in excess of cash	6,742
Due upon return of securities on loan	101,462,403
Payable for:
Capital shares purchased	857,959
Foreign capital gains taxes deferred	54,989
Investment management fees	16,097
Distribution and service fees	1,771
Transfer agent fees	65,895
Administration fees	1,349
Chief compliance officer expenses	419
Other expenses	91,460
Trustees’ deferred compensation plan	123,311
Total liabilities	102,682,395
Net assets applicable to outstanding capital stock	$845,784,897

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Assets and Liabilities (continued) – Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

Represented by
Paid-in capital	$767,154,941
Undistributed net investment income	836,838
Accumulated net realized loss	(114,145,468)
Unrealized appreciation (depreciation) on:
Investments	191,990,425
Foreign currency translations	3,150
Foreign capital gains tax	(54,989)
Total — representing net assets applicable to outstanding capital stock	$845,784,897
* Value of securities on loan	$98,658,644
Net assets applicable to outstanding shares
Class A	$141,045,665
Class B	$13,939,491
Class C	$14,500,396
Class I	$2,825
Class R	$1,259,806
Class W	$2,821
Class Y	$17,234,400
Class Z	$657,799,493
Shares outstanding
Class A	7,344,860
Class B	760,413
Class C	790,749
Class I	147
Class R	65,670
Class W	147
Class Y	896,328
Class Z	34,172,359
Net asset value per share
Class A(a)	$19.20
Class B	$18.33
Class C	$18.34
Class I	$19.22
Class R	$19.18
Class W	$19.19
Class Y	$19.23
Class Z	$19.25

(a)	The maximum offering price per share for Class A is $20.37. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Operations – Columbia Strategic Investor Fund

Six Months Ended February 29, 2012 (Unaudited)

Net investment income
Income:
Dividends	$7,596,252
Dividends from affiliates	7,259
Income from securities lending – net	66,685
Foreign taxes withheld	(172,199)
Total income	7,497,997
Expenses:
Investment management fees	2,801,952
Distribution fees
Class B	54,134
Class C	53,021
Class R	2,824
Service fees
Class A	167,663
Class B	18,045
Class C	17,674
Class W	3
Transfer agent fees
Class A	129,585
Class B	13,834
Class C	13,742
Class R	1,086
Class W	2
Class Y	13
Class Z	610,810
Administration fees	234,924
Compensation of board members	21,606
Custodian fees	34,452
Printing and postage fees	174,297
Registration fees	30,660
Professional fees	35,830
Chief compliance officer expenses	453
Other	30,804
Total expenses	4,447,414
Expense reductions	(368,849)
Total net expenses	4,078,565
Net Investment Income	3,419,432

Realized and unrealized gain (loss) – net
Net realized gain (loss) on:
Investments	(15,243,798)
Foreign currency translations	(413,536)
Net realized loss	(15,657,334)
Net change in unrealized appreciation (depreciation) on:
Investments	80,218,045
Foreign currency translations	2,670
Foreign capital gains tax	(54,989)
Net change in unrealized appreciation	80,165,726
Net realized and unrealized gain	64,508,392
Net increase in net assets resulting from operations	$67,927,824

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets – Columbia Strategic Investor Fund

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011(a)

Operations
Net investment income	$3,419,432	$2,245,718
Net realized gain (loss)	(15,657,334)	106,134,644
Net change in unrealized appreciation (depreciation)	80,165,726	(1,698,755)
Net increase in net assets resulting from operations	67,927,824	106,681,607

Distributions to shareholders from:
Net investment income
Class A	(396,683)	—
Class I	(22)	(7)
Class R	(310)	—
Class W	(11)	—
Class Y	(111,896)	(29,949)
Class Z	(3,560,604)	(609,771)
Total distributions to shareholders	(4,069,526)	(639,727)
Increase (decrease) in net assets from share transactions	(78,813,359)	42,694,372
Proceeds from regulatory settlements (Note 6)	34,307	—
Total increase (decrease) in net assets	(14,920,754)	148,736,252
Net assets at beginning of period	860,705,651	711,969,399
Net assets at end of period	$845,784,897	$860,705,651
Undistributed net investment income	$836,838	$1,486,932

(a)	Class I, Class R and Class W shares are for the period from September 27, 2010 (commencement of operations) through August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Statement of Changes in Net Assets (continued) – Columbia Strategic Investor Fund

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	260,075	4,641,771	551,772	10,502,502
Fund merger	—	—	176,638	3,481,799
Distributions reinvested	20,291	354,272	—	—
Redemptions	(970,341)	(17,109,502)	(1,929,581)	(36,536,769)
Net decrease	(689,975)	(12,113,459)	(1,201,171)	(22,552,468)
Class B shares
Subscriptions	2,695	47,082	10,291	184,129
Redemptions(b)	(194,197)	(3,276,183)	(408,666)	(7,441,858)
Net decrease	(191,502)	(3,229,101)	(398,375)	(7,257,729)
Class C shares
Subscriptions	15,079	249,659	68,323	1,252,473
Fund merger	—	—	25,241	477,037
Redemptions	(125,080)	(2,099,605)	(279,831)	(5,036,399)
Net decrease	(110,001)	(1,849,946)	(186,267)	(3,306,889)
Class I shares
Subscriptions	—	—	147	2,500
Net increase	—	—	147	2,500
Class R shares
Subscriptions	9,299	162,026	10,819	214,152
Fund merger	—	—	68,214	1,342,703
Distributions reinvested	18	310	—	—
Redemptions	(4,268)	(76,728)	(18,412)	(367,089)
Net increase	5,049	85,608	60,621	1,189,766
Class W shares
Subscriptions	—	—	156	2,650
Redemptions	—	—	(9)	(154)
Net increase	—	—	147	2,496
Class Y shares
Subscriptions	40,982	715,796	269,662	4,916,101
Distributions reinvested	6	99	1,610	29,949
Redemptions	(19,229)	(334,000)	(38,272)	(680,660)
Net increase	21,759	381,895	233,000	4,265,390
Class Z shares
Subscriptions	614,717	10,760,178	1,723,699	33,422,566
Fund merger	—	—	7,907,379	156,236,461
Distributions reinvested	174,611	3,053,944	31,779	591,714
Redemptions	(4,310,370)	(75,902,478)	(6,254,118)	(119,899,435)
Net increase (decrease)	(3,521,042)	(62,088,356)	3,408,739	70,351,306
Total net increase (decrease)	(4,485,712)	(78,813,359)	1,916,841	42,694,372

(a)	Class I, Class R and Class W shares are for the period from September 27, 2010 (commencement of operations) through August 31, 2011.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights – Columbia Strategic Investor Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31,
			2011		2010		2009		2008	2007
Class A
Per share data
Net asset value, beginning of period	$17.72		$15.28		$14.62		$18.01		$21.48	$21.22
Income from investment operations:
Net investment income	0.06		0.01		0.00(a	)	0.09		0.06	0.07
Net realized and unrealized gain (loss)	1.47		2.43		0.73		(3.42)		(1.25)	2.97
Total from investment operations	1.53		2.44		0.73		(3.33)		(1.19)	3.04
Less distributions to shareholders from:
Net investment income	(0.05)		—		(0.07)		(0.06)		(0.07)	(0.10)
Net realized gains	—		—		—		—		(2.21)	(2.68)
Total distributions to shareholders	(0.05)		—		(0.07)		(0.06)		(2.28)	(2.78)
Proceeds from regulatory settlement	0.00	(a)	—		—		0.00	(a)	—	—
Net asset value, end of period	$19.20		$17.72		$15.28		$14.62		$18.01	$21.48
Total return	8.67%		15.97%		5.00%		(18.44%	)	(7.09% )	16.33%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.28%	(c)	1.29%		1.43%		1.47%		1.25%	1.25%
Net expenses after fees waived or expenses reimbursed(d)	1.23%	(c)(e)	1.25%	(f)	1.25%	(f)	1.24%	(f)	1.22% (g)	1.23% (h)
Net investment income	0.62%	(c)(e)	0.07%	(f)	0.01%	(f)	0.70%	(f)	0.30% (g)	0.36% (h)
Supplemental data
Net assets, end of period (in thousands)	$141,046		$142,349		$141,137		$158,624		$225,418	$255,743
Portfolio turnover	33%		62%		67%		117%		88%	139%
Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of 0.05%.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	The benefits derived from expense reductions had an impact of 0.04%.

(h)	The benefits derived from expense reductions had an impact of 0.06%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Strategic Investor Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31,
			2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$16.93		$14.71		$14.12		$17.45		$20.96		$20.81
Income from investment operations:
Net investment loss	(0.01)		(0.12)		(0.11)		(0.01)		(0.09)		(0.08)
Net realized and unrealized gain (loss)	1.41		2.34		0.71		(3.32)		(1.21)		2.91
Total from investment operations	1.40		2.22		0.60		(3.33)		(1.30)		2.83
Less distributions to shareholders from:
Net investment income	—		—		(0.01)		—		—		—
Net realized gains	—		—		—		—		(2.21)		(2.68)
Total distributions to shareholders	—		—		(0.01)		—		(2.21)		(2.68)
Proceeds from regulatory settlement	0.00	(a)	—		—		0.00	(a)	—		—
Net asset value, end of period	$18.33		$16.93		$14.71		$14.12		$17.45		$20.96
Total return	8.27%		15.09%		4.26%		(19.08%	)	(7.77%	)	15.50%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.03%	(c)	2.04%		2.18%		2.22%		2.00%		2.00%
Net expenses after fees waived or expenses reimbursed(d)	1.98%	(c)(e)	2.00%	(f)	2.00%	(f)	1.99%	(f)	1.97%	(g)	1.98%	(h)
Net investment loss	(0.13%	)(c)(e)	(0.70%	)(f)	(0.74%	)(f)	(0.05%	)(f)	(0.46%	)(g)	(0.39%	)(h)
Supplemental data
Net assets, end of period (in thousands)	$13,939		$16,112		$19,861		$24,933		$42,229		$53,965
Portfolio turnover	33%		62%		67%		117%		88%		139%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of 0.05%.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	The benefits derived from expense reductions had an impact of 0.04%.

(h)	The benefits derived from expense reductions had an impact of 0.06%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Strategic Investor Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31,
			2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$16.93		$14.71		$14.13		$17.46		$20.96		$20.82
Income from investment operations:
Net investment loss	(0.01)		(0.12)		(0.11)		(0.01)		(0.09)		(0.08)
Net realized and unrealized gain (loss)	1.42		2.34		0.70		(3.32)		(1.20)		2.90
Total from investment operations	1.41		2.22		0.59		(3.33)		(1.29)		2.82
Less distributions to shareholders from:
Net investment income	—		—		(0.01)		—		—		—
Net realized gains	—		—		—		—		(2.21)		(2.68)
Total distributions to shareholders	—		—		(0.01)		—		(2.21)		(2.68)
Proceeds from regulatory settlement	0.00	(a)	—		—		0.00	(a)	—		—
Net asset value, end of period	$18.34		$16.93		$14.71		$14.13		$17.46		$20.96
Total return	8.33%		15.09%		4.18%		(19.07%	)	(7.72%	)	15.43%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.03%	(c)	2.04%		2.18%		2.22%		2.00%		2.00%
Net expenses after fees waived or expenses reimbursed(d)	1.98%	(c)(e)	2.00%	(f)	2.00%	(f)	1.99%	(f)	1.97%	(g)	1.98%	(h)
Net investment income (loss)	(0.13%	)(c)(e)	(0.68%	)(f)	(0.74%	)(f)	(0.05%	)(f)	(0.46%	)(g)	(0.40%	)(h)
Supplemental data
Net assets, end of period (in thousands)	$14,500		$15,251		$15,994		$19,874		$34,208		$44,682
Portfolio turnover	33%		62%		67%		117%		88%		139%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of 0.05%.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	The benefits derived from expense reductions had an impact of 0.04%.

(h)	The benefits derived from expense reductions had an impact of 0.06%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Strategic Investor Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$17.80		$17.01
Income from investment operations:
Net investment income	0.09		0.09
Net realized and unrealized gain	1.48		0.74
Total from investment operations	1.57		0.83
Less distributions to shareholders from:
Net investment income	(0.15)		(0.04)
Total distributions to shareholders	(0.15)		(0.04)
Proceeds from regulatory settlement	0.00	(b)	—
Net asset value, end of period	$19.22		$17.80
Total return	8.89%		4.90%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.84%	(d)	0.75%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.84%	(d)	0.75%	(d)(f)
Net investment income	1.03%	(d)	0.57%	(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	33%		62%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Strategic Investor Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Class R
Per share data
Net asset value, beginning of period	$17.67		$16.97
Income from investment operations:
Net investment income	0.04		0.00	(b)
Net realized and unrealized gain	1.47		0.70
Total from investment operations	1.51		0.70
Less distributions to shareholders from:
Net investment income	(0.00	)(b)	—
Total distributions to shareholders	(0.00	)(b)	—
Proceeds from regulatory settlement	0.00	(b)	—
Net asset value, end of period	$19.18		$17.67
Total return	8.57%		4.12%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.53%	(d)	1.54%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.49%	(d)(f)	1.50%	(d)(g)
Net investment income	0.38%	(d)(f)	0.02%	(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$1,260		$1,071
Portfolio turnover	33%		62%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of 0.04%.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights (continued) – Columbia Strategic Investor Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$17.73		$16.97
Income from investment operations:
Net investment income	0.06		0.03
Net realized and unrealized gain	1.48		0.73
Total from investment operations	1.54		0.76
Less distributions to shareholders from:
Net investment income	(0.08)		—
Total distributions to shareholders	(0.08)		—
Proceeds from regulatory settlement	0.00	(b)	—
Net asset value, end of period	$19.19		$17.73
Total return	8.71%		4.48%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.26%	(d)	1.21%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.22%	(d)(f)	1.16%	(d)(g)
Net investment income	0.65%	(d)(f)	0.15%	(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	33%		62%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of 0.04%.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Financial Highlights (continued) – Columbia Strategic Investor Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31,
			2011		2010		2009(a)
Class Y
Per share data
Net asset value, beginning of period	$17.79		$15.32		$14.64		$13.32
Income from investment operations
Net investment income	0.09		0.09		0.07		0.02
Net realized and unrealized gain	1.48		2.42		0.74		1.30
Total from investment operations	1.57		2.51		0.81		1.32
Less distributions to shareholders from:
Net investment income	(0.13)		(0.04)		(0.13)		—
Total distributions to shareholders	(0.13)		(0.04)		(0.13)		—
Proceeds from regulatory settlement	0.00	(b)	—		—		—
Net asset value, end of period	$19.23		$17.79		$15.32		$14.64
Total return	8.90%		16.40%		5.51%		9.91%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.83%	(d)	0.83%		0.83%		0.72%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.83%	(d)	0.83%	(f)	0.83%	(f)	0.72%	(d)(f)
Net investment income	1.03%	(d)	0.51%	(f)	0.43%	(f)	0.99%	(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$17,234		$15,557		$9,826		$9,630
Portfolio turnover	33%		62%		67%		117%

Notes to Financial Highlights

(a)	For the period from July 15, 2009 (commencement of operations) to August 31, 2009.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

22

Financial Highlights (continued) – Columbia Strategic Investor Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31,
			2011		2010		2009		2008	2007
Class Z
Per share data
Net asset value, beginning of period	$17.78		$15.32		$14.64		$18.06		$21.53	$21.28
Income from investment operations:
Net investment income	0.08		0.06		0.04		0.12		0.11	0.13
Net realized and unrealized gain (loss)	1.49		2.42		0.74		(3.44)		(1.25)	2.96
Total from investment operations	1.57		2.48		0.78		(3.32)		(1.14)	3.09
Less distributions to shareholders from:
Net investment income	(0.10)		(0.02)		(0.10)		(0.10)		(0.12)	(0.16)
Net realized gains	—		—		—		—		(2.21)	(2.68)
Total distributions to shareholders	(0.10)		(0.02)		(0.10)		(0.10)		(2.33)	(2.84)
Proceeds from regulatory settlement	0.00	(a)	—		—		0.00	(a)	—	—
Net asset value, end of period	$19.25		$17.78		$15.32		$14.64		$18.06	$21.53
Total return	8.88%		16.17%		5.31%		(18.26%	)	(6.85% )	16.62%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03%	(c)	1.04%		1.18%		1.22%		1.00%	1.00%
Net expenses after fees waived or expenses reimbursed(d)	0.98%	(c)(e)	1.00%	(f)	1.00%	(f)	0.99%	(f)	0.97% (g)	0.98% (h)
Net investment income	0.87%	(c)(e)	0.34%	(f)	0.26%	(f)	0.94%	(f)	0.55% (g)	0.63% (h)
Supplemental data
Net assets, end of period (in thousands)	$657,799		$670,362		$525,150		$571,175		$755,348	$859,142
Portfolio turnover	33%		62%		67%		117%		88%	139%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of 0.05%.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	The benefits derived from expense reductions had an impact of 0.04%.

(h)	The benefits derived from expense reductions had an impact of 0.06%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

23

Notes to Financial Statements – Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

Note 1. Organization

Columbia Strategic Investor Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that

24

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

25

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that

26

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended February 29, 2012 was 0.69% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 29, 2012 was 0.06% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended February 29, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class W	0.17
Class Y	0.00	*
Class Z	0.19

*	Rounds to less than 0.01%

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2012, these minimum account balance fees reduced total expenses by $368,849.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a

27

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $70,523 for Class A, $6,135 for Class B and $1,128 for Class C shares for the six months ended February 29, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.26%
Class B	2.01
Class C	2.01
Class I	0.83
Class R	1.51
Class W	1.26
Class Y	1.01
Class Z	1.01

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2012, the cost of investments for federal income tax purposes was approximately $754,399,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$205,520,000
Unrealized depreciation	(13,529,000)

Net unrealized appreciation	$191,991,000

The following capital loss carryforward, determined as of August 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$81,654,079
2018	15,524,758

Total	$97,178,837

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

28

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $265,684,829 and $341,456,414, respectively, for the six months ended February 29, 2012.

Note 6. Regulatory Settlements

During the six months ended February 29, 2012, the Fund received $34,307 as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in-capital.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At February 29, 2012, securities valued at $98,658,644 were on loan, secured by cash collateral of $101,462,403 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 29, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At February 29, 2012, one unaffiliated shareholder account owned 12.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a

29

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended February 29, 2012.

Note 11. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine three funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $867,274,283 and the combined net assets immediately after the acquisition were $1,028,812,283.

The merger was accomplished by a tax-free exchange of 6,777,475 shares of Columbia Select Opportunities Fund valued at $92,733,647 (including $22,740,110 of unrealized appreciation) and 4,305,509 shares of Columbia Mid Cap Core Fund valued at $68,804,353 (including $19,348,188 of unrealized appreciation).

In exchange for Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund shares, the Fund issued the following number of shares:

Shares
Class A	176,638
Class C	25,241
Class R	68,214
Class Z	7,907,379

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on September 1, 2010 the Fund’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the year ended August 31, 2011 would have been approximately $2.4 million, $125.4 million, $21.7 million and $149.5 million, respectively.

Note 12. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

30

Columbia Strategic Investor Fund

February 29, 2012 (Unaudited)

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgment by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

31

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32

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Strategic Investor Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

33

Columbia Strategic Investor Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1385 C (4/12)

Columbia Greater China Fund

Semiannual Report for the Period Ended February 29, 2012

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Americans were dispirited in the fourth quarter of 2011 by Washington’s inability to reach a plan for deficit reduction and Europe’s piecemeal attempt to address its own fiscal issues. Yet, there was sufficient good news to encourage risk taking, buoying both stocks and bonds to solid gains.

U.S. economic data surprised on the upside and fears of recession abated. With the bar of expectations set low, investors responded positively to the announcement that the economy had expanded by 1.8% in the third quarter. Consumer confidence improved, even though consumers remain under pressure with no real increase in disposable income and a continued decline in household net worth. Headline inflation — which tracks a broad range of consumer expenditures, including food and energy — declined. Even manufacturing held its ground.

Against this backdrop, the U.S. equity markets logged solid returns. The S&P 500 Index gained 11.82%, moving into positive territory for the year with quarterly advances in all ten sectors. Mid- and small-cap stocks did even better. Value outperformed growth across all market capitalizations. Energy stocks led the market, as the price of oil moved above $100 a barrel in December. Industrials and materials stocks rose, buoyed by improving economic data. The U.S. fixed-income markets logged modest but solid returns. High-yield bonds were the best performers as the economy showed signs of improvement. Emerging market bonds were strong performers, as inflation came under control in key regions. Municipal bonds and Treasuries eked out only modest gains, as investors moved away from quality in favor of riskier assets.

While fourth quarter gains were encouraging, challenges still remain. Columbia Management, however, remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $326 billion under management as of December 31, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The strong line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of December 31, 2011, Columbia Management offers 52 funds rated either 4 or 5 stars by Morningstar.*

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

*	All ratings are based on Class Z shares as of 12/31/2011. Out of 119 Class Z share Columbia funds rated by Morningstar, 7 funds received a 5-star Overall Rating and 45 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges/loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Greater China Fund

Average annual total return as of 02/29/12 (%)

Share class	A		B		C		I*	Z
Inception	05/16/97		05/16/97		05/16/97		08/02/11	05/16/97
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	0.43	–5.34	0.03	–4.66	0.05	–0.89	0.65	0.54
1-year	–8.70	–13.94	–9.41	–13.66	–9.39	–10.24	–8.45	–8.46
5-year	6.03	4.79	5.24	4.91	5.25	5.25	6.09	6.31
10-year	14.05	13.38	13.20	13.20	13.19	13.19	14.08	14.63

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class I and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class I shares were initially offered on August 2, 2011.

*	The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Equity securities are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

[1]

The MSCI China Index (Net) is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group.

[2]	The Hang Seng Stock Index tracks the performance of approximately 70% of the total market capitalization of the Stock Exchange of Hong Kong.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 02/29/12

+0.43% Class A shares (without sales charge)

+6.11% MSCI China Index (Net)[1]

+6.00% Hang Seng Stock Index[2]

Net asset value per share

as of 02/29/12 ($)
Class A	48.13
Class B	45.80
Class C	46.50
Class I	50.43
Class Z	50.35

Distributions declared per share

09/01/11 – 02/29/12 ($)
Class A	2.61
Class B	2.56
Class C	2.56
Class I	2.75
Class Z	2.76

Country Breakdown[1]

as of 02/29/12
China	94.7
Hong Kong	3.3
Taiwan	0.6
United States	1.4
[1]	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

1

Fund Expense Example – Columbia Greater China Fund

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

09/01/11 – 02/29/12
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,004.30	1,017.26	7.62	7.67	1.53
Class B	1,000.00	1,000.00	1,000.30	1,013.48	11.39	11.46	2.29
Class C	1,000.00	1,000.00	1,000.50	1,013.48	11.39	11.46	2.29
Class I	1,000.00	1,000.00	1,006.50	1,019.54	5.34	5.37	1.07
Class Z	1,000.00	1,000.00	1,005.40	1,018.50	6.38	6.42	1.28

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Greater China Fund

February 29, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.7%
Consumer Discretionary 13.0%
Automobiles 1.8%
Great Wall Motor Co., Ltd., Class H(a)	2,251,000	$4,509,006
Distributors 1.4%
Li & Fung Ltd.	1,539,200	3,509,906
Diversified Consumer Services 1.6%
New Oriental Education & Technology Group, ADR(b)	154,635	4,099,374
Media 1.4%
Focus Media Holding Ltd., ADR(a)(b)	150,810	3,658,651
Multiline Retail 2.7%
Golden Eagle Retail Group Ltd.(a)	2,002,000	4,926,906
Intime Department Store Group Co., Ltd.	1,597,000	1,978,967

Total		6,905,873
Specialty Retail 2.8%
Belle International Holdings Ltd.	3,789,000	6,229,158
SA SA International Holdings Ltd.(a)	1,560,000	945,109

Total		7,174,267
Textiles, Apparel & Luxury Goods 1.3%
Trinity Ltd.	4,024,598	3,164,486
Total Consumer Discretionary		33,021,563
Consumer Staples 6.7%
Food & Staples Retailing 1.5%
Sun Art Retail Group Ltd.(a)(b)	2,860,500	3,813,571
Food Products 4.2%
Shenguan Holdings Group Ltd.	4,148,000	2,467,987
Tingyi Cayman Islands Holding Corp.	1,384,000	4,095,570
Want Want China Holdings Ltd.	3,988,000	3,954,086

Total		10,517,643
Personal Products 1.0%
Hengan International Group Co., Ltd.	288,500	2,609,155
Total Consumer Staples		16,940,369
Energy 20.8%
Oil, Gas & Consumable Fuels 20.8%
China Coal Energy Co., Ltd., Class H	4,631,000	5,908,429
China Shenhua Energy Co., Ltd., Class H	2,195,500	10,087,644
CNOOC Ltd.	10,565,500	23,990,113
PetroChina Co., Ltd., Class H	8,542,000	12,852,478

Total		52,838,664
Total Energy		52,838,664
Financials 34.4%
Capital Markets 0.6%
CITIC Securities Co. Ltd., Class H(a)(b)	740,000	1,639,101
Commercial Banks 20.0%
Bank of China Ltd., Class H	9,952,000	4,317,106
China Construction Bank Corp., Class H	21,790,340	18,213,218
China Merchants Bank Co., Ltd., Class H(a)	3,715,090	8,459,181
Industrial & Commercial Bank of China, Class H	27,103,000	19,776,112

Total		50,765,617

Issuer	Shares	Value
Common Stocks (continued)
Financials (continued)
Insurance 8.5%
China Life Insurance Co., Ltd., Class H	3,783,000	$11,694,996
Ping An Insurance Group Co., Class H	1,143,500	9,927,954

Total		21,622,950
Real Estate Management & Development 5.3%
China Overseas Land & Investment Ltd.(a)	2,398,320	4,979,604
China Vanke Co., Ltd., Class B	6,519,510	8,405,279

Total		13,384,883
Total Financials		87,412,551
Health Care 0.4%
Pharmaceuticals 0.4%
China Medical System Holdings Ltd.	1,392,000	1,062,097
Total Health Care		1,062,097
Industrials 4.2%
Construction & Engineering 1.9%
China Communications Construction Co., Ltd., Class H	4,610,000	4,703,353
Machinery 1.4%
Sany Heavy Equipment International Holdings Co., Ltd.(a)	3,134,930	2,751,133
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H(a)	524,200	808,446

Total		3,559,579
Transportation Infrastructure 0.9%
China Merchants Holdings International Co., Ltd.	668,000	2,301,458
Total Industrials		10,564,390
Information Technology 10.7%
Computers & Peripherals 0.8%
Lenovo Group Ltd.	2,210,000	1,949,877
Electronic Equipment, Instruments & Components 0.7%
China High Precision Automation Group Ltd.(a)(c)(d)	2,368,000	543,747
Foxconn International Holdings Ltd.(a)(b)	1,126,000	787,964
Tong Hsing Electronic Industries Ltd.	138,000	457,557

Total		1,789,268
Internet Software & Services 6.9%
Baidu, Inc., ADR(b)	50,664	6,925,769
SINA Corp.(b)	49,698	3,382,446
Tencent Holdings Ltd.	278,200	7,204,521

Total		17,512,736
Semiconductors & Semiconductor Equipment 1.3%
Epistar Corp.	428,000	1,114,906
Spreadtrum Communications, Inc., ADR(a)	159,997	2,220,759

Total		3,335,665
Software 1.0%
AutoNavi Holdings Ltd., ADR(b)	46,066	552,792
Kingdee International Software Group Co., Ltd.(a)	7,875,600	2,112,174

Total		2,664,966
Total Information Technology		27,252,512

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Greater China Fund

February 29, 2012 (Unaudited)

Issuer	Shares	Value
Common Stocks (continued)
Materials 3.0%
Construction Materials 0.3%
Anhui Conch Cement Co., Ltd., Class H(a)	236,500	$817,736
Metals & Mining 2.7%
Freeport-McMoRan Copper & Gold, Inc.	54,533	2,320,924
Jiangxi Copper Co., Ltd., Class H	220,000	601,239
Zijin Mining Group Co., Ltd., Class H(a)	8,124,000	3,875,495

Total		6,797,658
Total Materials		7,615,394
Telecommunication Services 5.8%
Diversified Telecommunication Services 2.5%
China Telecom Corp., Ltd., Class H	2,214,000	1,347,324
China Unicom Hong Kong Ltd.(a)	2,738,000	4,894,004

Total		6,241,328
Wireless Telecommunication Services 3.3%
China Mobile Ltd.	801,000	8,515,193
Total Telecommunication Services		14,756,521
Utilities 0.7%
Gas Utilities 0.7%
ENN Energy Holdings Ltd.	484,000	1,661,086
Total Utilities		1,661,086
Total Common Stocks
(Cost: $172,101,131)		$253,125,147

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.167%(e)(f)	1,099,045	1,099,045
Total Money Market Funds
(Cost: $1,099,045)		$1,099,045

Issuer	Effective Yield	Par/ Principal	Value
Investments of Cash Collateral Received for Securities on Loan 10.8%
Repurchase Agreements 10.8%
Credit Suisse Securities (USA) LLC dated 02/29/12, matures 03/01/12, repurchase price $7,346,403(g)
	0.160%	$7,346,371	$7,346,371
Mizuho Securities USA, Inc. dated 02/29/12, matures 03/01/12, repurchase price $10,000,061(g)
	0.220%	10,000,000	10,000,000
Nomura Securities dated 02/29/12, matures 03/01/12, repurchase price $5,000,028(g)
	0.200%	5,000,000	5,000,000
Pershing LLC dated 02/29/12, matures 03/01/12, repurchase price $5,000,040(g)
	0.290%	5,000,000	5,000,000

Total			27,346,371
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $27,346,371)			$27,346,371
Total Investments
(Cost: $200,546,547)			$281,570,563
Other Assets & Liabilities, Net			(27,625,212)
Net Assets			$253,945,351

Notes to Portfolio of Investments

(a)	At February 29, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 29, 2012 was $543,747, representing 0.21% of net assets. Information concerning such security holdings at February 29, 2012 was as follows:

Security Description	Acquisition Dates	Cost
China High Precision Automation Group Ltd.	01/14/11–04/20/11	$1,929,194

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2012, the value of these securities amounted to $543,747, which represents 0.21% of net assets.

(e)	The rate shown is the seven-day current annualized yield at February 29, 2012.

(f)	Investments in affiliates during the period ended February 29, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$2,559,069	$71,917,421	$(73,377,445)	$—	$1,099,045	$1,382	$1,099,045

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Greater China Fund

February 29, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Ginnie Mae I Pool	$5,259,288
Ginnie Mae II Pool	2,234,027
Total Market Value of Collateral Securities	$7,493,315

Mizuho Securities USA, Inc. (0.220%)
Security Description	Value
Fannie Mae Pool	$3,230,683
Freddie Mac Gold Pool	52,859
Freddie Mac REMICS	597,713
Ginnie Mae I Pool	4,002,664
Ginnie Mae II Pool	1,909,262
Government National Mortgage Association	406,819
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.200%)
Security Description	Value
Ginnie Mae II Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.290%)
Security Description	Value
Fannie Mae Pool	$816,268
Fannie Mae REMICS	688,358
Fannie Mae-Aces	6,936
Federal Farm Credit Bank	61,684
Federal Home Loan Banks	66,346
Federal Home Loan Mortgage Corp	156,390
Federal National Mortgage Association	192,890
Freddie Mac Gold Pool	331,226
Freddie Mac Non Gold Pool	92,509
Freddie Mac Reference REMIC	22
Freddie Mac REMICS	641,140
Ginnie Mae I Pool	836,677
Ginnie Mae II Pool	745,953
Government National Mortgage Association	267,669
United States Treasury Note/Bond	184,593
United States Treasury Strip Coupon	11,339
Total Market Value of Collateral Securities	$5,100,000

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Greater China Fund

February 29, 2012 (Unaudited)

Fair Value Measurements (continued)

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

	Fair value at February 29, 2012
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$7,758,025	$25,263,538	$—	$33,021,563
Consumer Staples	—	16,940,369	—	16,940,369
Energy	—	52,838,664	—	52,838,664
Financials	—	87,412,551	—	87,412,551
Health Care	—	1,062,097	—	1,062,097
Industrials	—	10,564,390	—	10,564,390
Information Technology	13,081,766	13,626,999	543,747	27,252,512
Materials	2,320,924	5,294,470	—	7,615,394
Telecommunication Services	—	14,756,521	—	14,756,521
Utilities	—	1,661,086	—	1,661,086
Total Equity Securities	23,160,715	229,420,685	543,747	253,125,147
Other
Money Market Funds	1,099,045	—	—	1,099,045
Investments of Cash Collateral Received for Securities on Loan	—	27,346,371	—	27,346,371
Total Other	1,099,045	27,346,371	—	28,445,416
Total	$24,259,760	$256,767,056	$543,747	$281,570,563

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Greater China Fund

February 29, 2012 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of August 31, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	(621,252)
Change in unrealized appreciation (depreciation)*	(322,501)
Sales	(357,814)
Purchases	—
Transfers into Level 3	1,845,314
Transfers out of Level 3	—
Balance as of February 29, 2012	$543,747

*	Change in unrealized appreciation (depreciation) relating to securities held at February 29, 2012 was $(322,501).

Financial Assets were transferred from Level 2 to Level 3 due to unavailable market quotes. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities – Columbia Greater China Fund

February 29, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $172,101,131)	$253,125,147
Affiliated issuers (identified cost $1,099,045)	1,099,045
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $27,346,371)	27,346,371
Total investments (identified cost $200,546,547)	281,570,563
Foreign currency (identified cost $2)	2
Receivable for:
Investments sold	232,742
Capital shares sold	29,642
Dividends	92
Interest	40,010
Prepaid expense	1,367
Trustees’ deferred compensation plan	29,240
Total assets	281,903,658

Liabilities
Due upon return of securities on loan	27,346,371
Payable for:
Capital shares purchased	487,633
Investment management fees	6,081
Distribution fees	1,657
Transfer agent fees	27,480
Administration fees	559
Chief compliance officer expenses	533
Other expenses	58,753
Trustees’ deferred compensation plan	29,240
Total liabilities	27,958,307
Net assets applicable to outstanding capital stock	$253,945,351

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities (continued) – Columbia Greater China Fund

February 29, 2012 (Unaudited)

Represented by
Paid-in capital	$173,506,962
Excess of distributions over net investment income	(511,430)
Accumulated net realized loss	(74,197)
Unrealized appreciation (depreciation) on:
Investments	81,024,016
Total — representing net assets applicable to outstanding capital stock	$253,945,351
*Value of securities on loan	$25,377,287
Net assets applicable to outstanding shares
Class A	$98,166,080
Class B	$8,572,895
Class C	$27,099,835
Class I	$78,415,711
Class Z	$41,690,830
Shares outstanding
Class A	2,039,792
Class B	187,162
Class C	582,829
Class I	1,555,061
Class Z	828,007
Net asset value per share
Class A(a)	$48.13
Class B	$45.80
Class C	$46.50
Class I	$50.43
Class Z	$50.35

(a)	The maximum offering price per share for Class A is $51.07. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia Greater China Fund

Six Months Ended February 29, 2012 (Unaudited)

Net investment income
Income:
Dividends	$1,063,348
Interest	3
Dividends from affiliates	1,382
Income from securities lending — net	206,475
Foreign taxes withheld	(70,372)
Total income	1,200,836
Expenses:
Investment management fees	968,372
Distribution fees
Class B	38,635
Class C	99,036
Service fees
Class A	112,162
Class B	12,878
Class C	33,012
Transfer agent fees
Class A	91,662
Class B	10,641
Class C	27,113
Class Z	43,697
Administration fees	89,046
Compensation of board members	12,103
Custodian fees	21,751
Printing and postage fees	38,688
Registration fees	36,281
Professional fees	16,968
Chief compliance officer expenses	399
Other	13,751
Total expenses	1,666,195
Expense reductions	(1,740)
Total net expenses	1,664,455
Net investment loss	(463,619)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	112,792
Foreign currency translations	(14,384)
Net realized gain	98,408
Net change in unrealized appreciation (depreciation) on:
Investments	3,174,568
Foreign currency translations	(62)
Net change in unrealized appreciation	3,174,506
Net realized and unrealized gain	3,272,914
Net increase in net assets resulting from operations	$2,809,295

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia Greater China Fund

	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011(a)

Operations
Net investment income (loss)	$(463,619)	$662,702
Net realized gain	98,408	18,828,384
Net change in unrealized appreciation (depreciation)	3,174,506	(16,781,206)
Net increase in net assets resulting from operations	2,809,295	2,709,880

Distributions to shareholders from:
Net investment income
Class A	(95,694)	(381,019)
Class I	(315,543)	—
Class Z	(175,192)	(279,079)
Net realized gains
Class A	(4,895,233)	(3,144,373)
Class B	(571,491)	(437,718)
Class C	(1,483,438)	(969,900)
Class I	(4,251,214)	—
Class Z	(2,229,930)	(1,308,109)
Total distributions to shareholders	(14,017,735)	(6,520,198)
Increase (decrease) in net assets from share transactions	51,191,919	(7,207,843)
Total increase (decrease) in net assets	39,983,479	(11,018,161)
Net assets at beginning of period	213,961,872	224,980,033
Net assets at end of period	$253,945,351	$213,961,872
Undistributed (excess of distributions over) net investment income	$(511,430)	$538,618

(a)	Class I shares are for the period from August 2, 2011 (commencement of operations) to August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets (continued) – Columbia Greater China Fund

	Six months ended February 29, 2012 (Unaudited)		Year ended August 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	208,804	9,506,295	460,529	26,671,655
Distributions reinvested	102,174	4,132,927	49,959	2,829,702
Redemptions	(257,549)	(11,596,173)	(800,298)	(45,834,504)
Net increase (decrease)	53,429	2,043,049	(289,810)	(16,333,147)
Class B shares
Subscriptions	2,684	106,857	6,844	384,315
Distributions reinvested	9,574	369,086	5,201	283,388
Redemptions(b)	(98,800)	(4,298,181)	(76,644)	(4,196,133)
Net decrease	(86,542)	(3,822,238)	(64,599)	(3,528,430)
Class C shares
Subscriptions	23,044	969,696	73,091	4,178,957
Distributions reinvested	26,356	1,031,593	11,900	657,586
Redemptions	(81,715)	(3,557,227)	(195,879)	(10,887,194)
Net decrease	(32,315)	(1,555,938)	(110,888)	(6,050,651)
Class I shares
Subscriptions	1,383,235	69,265,108	347,280	17,542,321
Distributions reinvested	107,856	4,566,638	—	—
Redemptions	(283,310)	(13,871,783)	—	—
Net increase	1,207,781	59,959,963	347,280	17,542,321
Class Z shares
Subscriptions	83,264	3,875,303	894,411	55,884,465
Distributions reinvested	31,619	1,337,189	15,179	897,229
Redemptions	(228,970)	(10,645,409)	(994,077)	(55,619,630)
Net increase (decrease)	(114,087)	(5,432,917)	(84,487)	1,162,064
Total net increase (decrease)	1,028,266	51,191,919	(202,504)	(7,207,843)

(a)	Class I shares are for the period from August 2, 2011 (commencement of operations) to August 31, 2011.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights – Columbia Greater China Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31,
			2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$51.02		$51.35		$44.30		$46.54		$58.78		$31.90
Income from investment operations:
Net investment income (loss)	(0.07)		0.15		0.17		0.34		0.22		0.26
Net realized and unrealized gain (loss)	(0.21	)(a)	1.05		7.06		(2.08)		(12.02)		26.86
Total from investment operations	(0.28)		1.20		7.23		(1.74)		(11.80)		27.12
Less distributions to shareholders from:
Net investment income	(0.05)		(0.17)		(0.22)		—		(0.46)		(0.24)
Net realized gains	(2.56)		(1.36)		—		(0.54)		(0.03)		—
Total distributions to shareholders	(2.61)		(1.53)		(0.22)		(0.54)		(0.49)		(0.24)
Proceeds from regulatory settlement	—		—		0.03		0.02		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		0.01		0.02		0.05		0.00	(b)
Net asset value, end of period	$48.13		$51.02		$51.35		$44.30		$46.54		$58.78
Total return	0.43%		2.03%		16.42%		(3.30%	)	(20.24%	)	85.39%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.53%	(d)	1.58%	(e)	1.62%	(e)	1.69%	(e)	1.55%	(e)	1.59%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.53%	(d)(g)	1.58%	(e)(g)	1.62%	(e)(g)	1.69%	(e)(g)	1.55%	(e)(g)	1.59%	(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.53%	(d)	1.58%		1.62%		1.69%		1.55%		1.59%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.53%	(d)(g)	1.58%	(g)	1.62%	(g)	1.69%	(g)	1.55%	(g)	1.59%	(g)
Net investment income (loss)	(0.32%	)(d)(g)	0.26%	(g)	0.33%	(g)	0.96%	(g)	0.37%	(g)	0.61%	(g)
Supplemental data
Net assets, end of period (in thousands)	$98,166		$101,344		$116,870		$122,314		$154,413		$179,902
Portfolio turnover	19%		36%		23%		39%		16%		36%

Notes to Financial Highlights

(a)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Greater China Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31,
			2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$48.83		$49.42		$42.77		$45.29		$57.29		$31.14
Income from investment operations:
Net investment income (loss)	(0.20)		(0.28)		(0.20)		0.07		(0.23)		(0.06)
Net realized and unrealized gain (loss)	(0.27	)(a)	1.05		6.81		(2.09)		(11.73)		26.22
Total from investment operations	(0.47)		0.77		6.61		(2.02)		(11.96)		26.16
Less distributions to shareholders from:
Net investment income	—		—		—		—		(0.06)		(0.01)
Net realized gains	(2.56)		(1.36)		—		(0.54)		(0.03)		—
Total distributions to shareholders	(2.56)		(1.36)		—		(0.54)		(0.09)		(0.01)
Proceeds from regulatory settlement	—		—		0.03		0.02		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		0.01		0.02		0.05		0.00	(b)
Net asset value, end of period	$45.80		$48.83		$49.42		$42.77		$45.29		$57.29
Total return	0.03%		1.27%		15.55%		(4.02%	)	(20.83%	)	84.01%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.29%	(d)	2.33%	(e)	2.37%	(e)	2.44%	(e)	2.30%	(e)	2.34%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.29%	(d)(g)	2.33%	(e)(g)	2.37%	(e)(g)	2.44%	(e)(g)	2.30%	(e)(g)	2.34%	(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.29%	(d)	2.33%		2.37%		2.44%		2.30%		2.34%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.29%	(d)(g)	2.33%	(g)	2.37%	(g)	2.44%	(g)	2.30%	(g)	2.34%	(g)
Net investment income (loss)	(0.93%	)(d)(g)	(0.50%	)(g)	(0.42%	)(g)	0.21%	(g)	(0.40%	)(g)	(0.14%	)(g)
Supplemental data
Net assets, end of period (in thousands)	$8,573		$13,364		$16,718		$17,813		$21,880		$33,502
Portfolio turnover	19%		36%		23%		39%		16%		36%

Notes to Financial Highlights

(a)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Greater China Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31,
			2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$49.52		$50.10		$43.36		$45.89		$58.05		$31.56
Income from investment operations:
Net investment income (loss)	(0.23)		(0.28)		(0.21)		0.09		(0.22)		(0.07)
Net realized and unrealized gain (loss)	(0.23	)(a)	1.06		6.91		(2.12)		(11.90)		26.57
Total from investment operations	(0.46)		0.78		6.70		(2.03)		(12.12)		26.50
Less distributions to shareholders from:
Net investment income	—		—		—		—		(0.06)		(0.01)
Net realized gains	(2.56)		(1.36)		—		(0.54)		(0.03)		—
Total distributions to shareholders	(2.56)		(1.36)		—		(0.54)		(0.09)		(0.01)
Proceeds from regulatory settlement	—		—		0.03		0.02		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		0.01		0.02		0.05		0.00	(b)
Net asset value, end of period	$46.50		$49.52		$50.10		$43.36		$45.89		$58.05
Total return	0.05%		1.28%		15.54%		(3.99%	)	(20.84%	)	83.97%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.29%	(d)	2.33%	(e)	2.37%	(e)	2.44%	(e)	2.30%	(e)	2.34%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.29%	(d)(g)	2.33%	(e)(g)	2.37%	(e)(g)	2.44%	(e)(g)	2.30%	(e)(g)	2.34%	(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.29%	(d)	2.33%		2.37%		2.44%		2.30%		2.34%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.29%	(d)(g)	2.33%	(g)	2.37%	(g)	2.44%	(g)	2.30%	(g)	2.34%	(g)
Net investment income (loss)	(1.05%	)(d)(g)	(0.50%	)(g)	(0.43%	)(g)	0.24%	(g)	(0.38%	)(g)	(0.17%	)(g)
Supplemental data
Net assets, end of period (in thousands)	$27,100		$30,461		$36,371		$36,395		$39,620		$51,938
Portfolio turnover	19%		36%		23%		39%		16%		36%

Notes to Financial Highlights

(a)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Greater China Fund

	Six months ended Feb. 29, 2012		Year ended Aug. 31,
	(Unaudited)		2011(a)
Class I
Per share data
Net asset value, beginning of period	$53.36		$57.86
Income from investment operations:
Net investment income (loss)	(0.12)		0.09
Net realized and unrealized loss	(0.06	)(b)	(4.59)
Total from investment operations	(0.18)		(4.50)
Less distributions to shareholders from:
Net investment income	(0.19)		—
Net realized gains	(2.56)		—
Total distributions to shareholders	(2.75)		—
Net asset value, end of period	$50.43		$53.36
Total return	0.65%		(7.78%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.07%	(d)	3.00%	(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.07%	(d)(g)	1.56%	(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.07%	(d)	3.00%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.07%	(d)(g)	1.56%	(d)(g)
Net investment income (loss)	(0.49%	)(d)(g)	2.28%	(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$78,416		$18,532
Portfolio turnover	19%		36%

Notes to Financial Highlights

(a)	For the period from August 2, 2011 (commencement of operations) to August 31, 2011.

(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Greater China Fund

	Six months ended Feb. 29, 2012 (Unaudited)		Year ended Aug. 31,
			2011		2010		2009		2008		2007

Class Z
Per share data
Net asset value, beginning of period	$53.35		$53.60		$46.20		$48.38		$61.05		$33.10
Income from investment operations:
Net investment income	(0.00	)(a)	0.53		0.30		0.44		0.38		0.37
Net realized and unrealized gain (loss)	(0.24	)(b)	0.87		7.37		(2.12)		(12.47)		27.90
Total from investment operations	(0.24)		1.40		7.67		(1.68)		(12.09)		28.27
Less distributions to shareholders from:
Net investment income	(0.20)		(0.29)		(0.31)		—		(0.60)		(0.32)
Net realized gains	(2.56)		(1.36)		—		(0.54)		(0.03)		—
Total distributions to shareholders	(2.76)		(1.65)		(0.31)		(0.54)		(0.63)		(0.32)
Proceeds from regulatory settlement	—		—		0.03		0.02		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—		—		0.01		0.02		0.05		0.00	(a)
Net asset value, end of period	$50.35		$53.35		$53.60		$46.20		$48.38		$61.05
Total return	0.54%		2.31%		16.71%		(3.05%	)	(20.04%	)	85.88%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.28%	(d)	1.31%	(e)	1.37%	(e)	1.44%	(e)	1.30%	(e)	1.34%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.28%	(d)(g)	1.31%	(e)(g)	1.37%	(e)(g)	1.44%	(e)(g)	1.30%	(e)(g)	1.34%	(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.28%	(d)	1.31%		1.37%		1.44%		1.30%		1.34%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.28%	(d)(g)	1.31%	(g)	1.37%	(g)	1.44%	(g)	1.30%	(g)	1.34%	(g)
Net investment income (loss)	(0.02%	)(d)(g)	0.88%	(g)	0.58%	(g)	1.17%	(g)	0.62%	(g)	0.82%	(g)
Supplemental data
Net assets, end of period (in thousands)	$41,691		$50,261		$55,021		$47,266		$43,170		$52,903
Portfolio turnover	19%		36%		23%		39%		16%		36%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Notes to Financial Statements – Columbia Greater China Fund

February 29, 2012 (Unaudited)

Note 1. Organization

Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to

18

Columbia Greater China Fund

February 29, 2012 (Unaudited)

par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year

19

Columbia Greater China Fund

February 29, 2012 (Unaudited)

substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.87% to 0.68% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended February 29, 2012 was 0.87% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 29, 2012 was 0.08% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

20

Columbia Greater China Fund

February 29, 2012 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended February 29, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.21
Class C	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2012, these minimum account balance fees reduced total expenses by $1,740.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $17,255 for Class A, $10,865 for Class B and $644 for Class C shares for the six months ended February 29, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.93%
Class B	2.68
Class C	2.68
Class I	1.56
Class Z	1.68

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Columbia Greater China Fund

February 29, 2012 (Unaudited)

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 29, 2012, the cost of investments for federal income tax purposes was approximately $200,547,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$84,354,000
Unrealized depreciation	(3,330,000)

Net unrealized appreciation	$81,024,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $43,198,099 and $81,096,330, respectively, for the six months ended February 29, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At February 29, 2012, securities valued at $25,377,287 were on loan, secured by cash collateral of $27,346,371 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 29, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

22

Columbia Greater China Fund

February 29, 2012 (Unaudited)

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 29, 2012, one unaffiliated shareholder account owned 13.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 29.9% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended February 29, 2012.

Note 10. Significant Risks

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that invests in a wider range of industries.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Geographic Concentration Risk

The Fund may be particularly susceptible to political, regulatory and economic events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluation could occur in countries that have not yet experienced currency devaluations to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940.

23

Columbia Greater China Fund

February 29, 2012 (Unaudited)

The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011. On March 30, 2012, the Eighth Circuit upheld the grant of summary judgment by the District Court in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce

(MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Greater China Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

25

Columbia Greater China Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1380 C (4/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 23, 2012